UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2009

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
MUNICIPAL BONDS -- 100.6%

ALABAMA -- 1.6%
   Huntsville-Randolph, School
     Educational Building Authority,
     Randolph School Project, RB
        1.100%, 12/01/08 (A)(B)                                    $       7,500  $       7,500
   Mobile, Spring Hill College
     Project, RB
        1.600%, 12/01/08 (A)(B)                                           10,000         10,000
                                                                                  -------------
                                                                                         17,500
                                                                                  -------------

CALIFORNIA -- 3.3%
   California State, Municipal
     Securities Trust Receipts,
     Ser 136, GO, XLCA
        2.500%, 12/01/08 (B)                                              11,500         11,500
   Los Angeles County, Metropolitan
     Transportation Authority, RB
        4.500%, 12/03/08 (B)                                              25,000         25,000
                                                                                  -------------
                                                                                         36,500
                                                                                  -------------

COLORADO -- 5.0%
   Aravada, RB, FSA
        8.000%, 12/01/08 (B)                                               1,045          1,045
   Colorado State, Educational &
     Cultural Facilities Authority,
     Pueblo Serra Worship Holdings
     Project, RB
        1.080%, 12/04/08 (A)(B)                                            1,450          1,450
   Colorado State, Educational &
     Cultural Facilities Authority, RB
        1.900%, 12/02/08 (A)(B)                                            5,750          5,750
   Colorado State, Educational &
     Cultural Facilities Authority,
     Ser 1557, RB, FGIC
        0.850%, 12/04/08 (B)                                               6,000          6,000
   Colorado State, Housing &
     Finance Authority, Winridge
     Apartments Project, RB
        0.900%, 12/03/08 (B)                                               7,000          7,000
   Cornerstone, Metropolitan District
     No. 1, RB
        1.030%, 12/04/08 (A)(B)                                            7,675          7,675
   JP Morgan Chase Putters,
     Ser 3272, RB, AMBAC
        1.280%, 12/05/08 (B)                                              20,285         20,285
   NBC, Metropolitan District
     Authority, GO
        2.250%, 12/04/08 (A)(B)                                            1,000          1,000
   Southglenn, Metropolitan District,
     RB
        1.080%, 12/04/08 (A)(B)                                            5,000          5,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB
        0.850%, 12/02/08 (B)                                                 450            450
                                                                                  -------------
                                                                                         55,655
                                                                                  -------------

CONNECTICUT -- 0.5%
   Connecticut State, Industrial
     Development Authority, Bradley
     Airport Hotel Project, RB
        1.030%, 12/03/08 (A)(B)                                            5,805          5,805
                                                                                  -------------
DELAWARE -- 1.4%
   Delaware State, Economic
     Development Authority, School
     House Project, RB
        1.250%, 12/03/08 (A)(B)                                            3,750          3,750
   New Castle County, University
     Courtyard Apartments Project,
     RB
        1.090%, 12/04/08 (A)(B)                                           12,260         12,260
                                                                                  -------------
                                                                                         16,010
                                                                                  -------------

DISTRICT OF COLUMBIA -- 3.6%
   District of Columbia, American
     College Cardiology Project, RB
        1.000%, 12/03/08 (A)(B)                                           12,000         12,000
   District of Columbia, Labratory
     School Project, RB
        0.960%, 12/04/08 (A)(B)                                              505            505
   District of Columbia, Sidwell
     Friends School Project, RB
        1.000%, 12/03/08 (A)(B)                                           27,500         27,500
                                                                                  -------------
                                                                                         40,005
                                                                                  -------------
FLORIDA -- 4.4%
   Citizens Property Insurance,
     Municipal Securities Trust
     Receipts, Cl A, Ser 46, RB,
     MBIA
        0.750%, 12/01/08 (A)(B)                                            4,100          4,100
   Duval County, School Board,
     COP, FSA
        1.630%, 12/02/08 (B)                                              11,440         11,440
   Eclipse Funding Trust, RB, FSA
        0.800%, 12/02/08 (B)                                                 900            900
   Eclipse Funding Trust, RB, MBIA
        1.030%, 12/07/08 (A)(B)                                            5,250          5,250
   Florida State, Board of Education,
     Ser 2929, GO
        4.000%, 12/01/08 (B)                                               3,300          3,300
   Florida State, Housing Finance
     Agency, River Oaks Apartments
     Project, RB
        1.220%, 12/04/08 (B)                                                 200            200

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   Jacksonville, Electric Authority,
      Ser Sub B, RB
        1.100%, 12/01/08 (B)                                       $      20,265  $      20,265
   Jacksonville, Industrial
      Development Authority, Trailer
      Marine-Crowly Project, RB
        1.750%, 12/01/08 (A)(B)                                            3,600          3,600
                                                                                  -------------
                                                                                         49,055
                                                                                  -------------
GEORGIA -- 2.7%
   Floyd County, Development
      Authority, Berry College
      Project, RB
        1.000%, 12/03/08 (A)(B)                                            1,655          1,655
   Gwinnett County, Multi-Family
      Housing Authority, Greens
      Apartments Project, RB
        0.900%, 12/03/08 (B)                                               6,300          6,300
   Northwestern Gwinnett County,
      RB
        1.070%, 12/06/08 (A)(B)                                            9,385          9,385
   Richmond County, Development
      Authority, RB
        0.500%, 12/06/08 (B)                                              11,830         11,830
   Smyrna, Housing Authority, F&M
      Villages Project, RB
        1.100%, 12/03/08 (B)                                               1,000          1,000
                                                                                  -------------
                                                                                         30,170
                                                                                  -------------
IDAHO -- 1.8%
   Idaho State, Health Facilities
      Authority, St. Lukes Medical
      Center Project, RB, FSA
        3.200%, 12/01/08 (B)                                              20,000         20,000
                                                                                  -------------

ILLINOIS -- 11.5%
   Chicago O'Hare International
      Airport, Ser 1284, RB, FGIC
        2.750%, 12/06/08 (B)                                              10,995         10,995
   Deutsche Bank Spears/Lifers
      Trust, GO, FGIC
        1.080%, 12/06/08 (B)                                               4,240          4,240
        0.980%, 12/02/08 (B)                                               4,175          4,175
   Deutsche Bank Spears/Lifers
      Trust, GO, FSA
        0.980%, 12/02/08 (B)                                               5,110          5,110
   Deutsche Bank Spears/Lifers
      Trust, Ser DBE-660, RB, MBIA
        0.880%, 12/01/08 (B)                                               1,250          1,250
   Elgin, Educational Facilities
      Revenue Authority, Harvest
      Christian Academy Project, RB
        1.900%, 12/01/08 (A)(B)                                           14,715         14,715
   Illinois State, Development
      Financing Authority, Christian
      Brothers Services Project, RB
        1.500%, 12/03/08 (A)(B)                                            1,200          1,200
   Illinois State, Development
      Financing Authority, Creative
      Children's Academy Project,
      RB
        1.950%, 12/04/08 (A)(B)                                            2,200          2,200
   Illinois State, Development
      Financing Authority,
      McCormick Theological Project,
      Ser A, RB
        0.850%, 12/03/08 (A)(B)                                            1,000          1,000
   Illinois State, Development
      Financing Authority, North
      Shore Country Day Project, RB
        0.900%, 12/03/08 (A)(B)                                            2,200          2,200
   Illinois State, Eagle Project, CL A,
      GO, FSA
        1.450%, 12/05/08 (B)                                               6,145          6,145
   Illinois State, Finance Authority,
      Central Dupage Project, Ser A,
      RB
        1.050%, 12/01/08 (B)                                              20,000         20,000
   Illinois State, Finance Authority,
      Chicagoland Laborers Project,
      Ser 2, RB
        1.600%, 12/02/08 (A)(B)                                           17,500         17,500
   Illinois State, Finance Authority,
      Loyola University Healthcare
      Project, Ser C, RB
        0.930%, 12/03/08 (A)(B)                                           25,000         25,000
   Illinois State, Ser 783, GO, FSA
        2.150%, 12/04/08 (B)                                               4,995          4,995
   Lake County, Community
      Consolidated School District
      No. 73, Ser 329, GO, FGIC
        1.480%, 12/04/08 (B)                                                 980            980
   Oakbrook Terrace, Industrial
      Development Authority,
      Oakbrook Terrace Atrium
      Project, RB
        2.000%, 12/01/08 (A)(B)                                            2,100          2,100
   Skokie, Economic Development
      Authority, Skokie Fashion
      Square Project, RB
        1.325%, 12/04/08 (A)(B)                                            4,350          4,350
                                                                                  -------------
                                                                                        128,155
                                                                                  -------------

INDIANA -- 7.2%
   Carmel, Industrial Redevelopment
      Authority, Ser 1275, RB
        1.900%, 12/04/08 (B)                                              10,490         10,490
   Concord, Community School, TA
        2.900%, 12/31/08                                                   7,450          7,451

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount        Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   East Porter County, School
      Building, Ser DB, RB, MBIA
        0.880%, 12/04/08 (B)                                       $       5,220  $       5,220
   Greater Clark County, School
      District, Temporary Loan
      Warrants, RB
        2.450%, 12/31/08                                                   4,005          4,006
   Hamilton, Southeastern Schools,
      First Mortgage Project, RB,
      FSA
        3.000%, 01/10/09                                                   1,295          1,296
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
        2.500%, 12/31/08                                                   4,000          4,001
   Indiana State, Development
      Finance Authority, Brebeuf
      Preparatory School Project, RB
        1.400%, 12/04/08 (A)(B)                                            3,400          3,400
   Indiana State, Educational
      Facilities Authority, Franklin
      College Project, Ser B, RB
        1.050%, 12/01/08 (A)(B)                                              100            100
   Indiana State, Finance Authority,
      Ascension Health Project,
      Ser E-5, RB
        3.500%, 04/01/09 (B)                                               2,600          2,632
   Indiana State, Finance Authority,
      University of Indianapolis
      Project, RB
        2.250%, 12/01/08 (A)(B)                                           14,000         14,000
   Indiana State, Health &
      Educational Facilities Financing
      Authority, Greenwood Village
      South Project, Ser A, RB
        0.900%, 12/04/08 (A)(B)                                            9,300          9,300
   Indiana State, Health Facilities
      Financing Authority, Accension
      Health Credit Project, RB
        0.550%, 12/03/08 (B)                                                 290            290
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB
        1.080%, 12/01/08 (A)(B)                                            1,990          1,990
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital
      Project, Ser A, RB
        2.150%, 12/01/08 (A)(B)                                           11,300         11,300
   Indiana State, Industrial
      Development Authority,
      Goodwill Industries Center
      Project, RB
        1.500%, 12/04/08 (A)(B)                                            1,125          1,125
   Indiana State, Transportation
      Finance Authority, Highway
      Restoration Project, RB
        1.250%, 12/01/08 (B)                                               3,100          3,100
                                                                                  -------------
                                                                                         79,701
                                                                                  -------------

IOWA -- 1.7%
   Iowa State, Finance Authority,
      Carroll Kuemper Catholic High
      School Project, RB
        1.800%, 12/01/08 (A)(B)                                            1,400          1,400
   Iowa State, Finance Authority,
      Museum of Art Foundation
      Project, RB
        1.050%, 12/01/08 (A)(B)                                              100            100
   Iowa State, Higher Education
      Loan Authority, Private College
      - Des Moines Project, RB
        1.080%, 12/01/08 (A)(B)                                              395            395
   Iowa State, Higher Education
      Loan Authority, Private College
      - Des Moines Project, RB
        1.080%, 12/01/08 (A)(B)                                            1,830          1,830
   Iowa State, Higher Education
      Loan Authority, Private College
      - Morningside College Project,
      RB
        0.850%, 12/01/08 (A)(B)                                              795            795
   Iowa State, Higher Education
      Loan Authority, Private College
      - University Dubuque Project,
      RB
        1.050%, 12/01/08 (A)(B)                                            6,285          6,285
   Iowa State, Higher Education
      Loan Authority, Private College
      Project, RB
        1.080%, 12/01/08 (A)(B)                                            4,000          4,000
   Waterloo, Community School
      District, BAN
        4.750%, 06/01/09                                                   4,300          4,369
                                                                                  -------------
                                                                                         19,174
                                                                                  -------------

KANSAS -- 0.6%

   Kansas State, Development
      Finance Authority, Multi-Family
      Housing - Woodridge Project,
      RB
        1.050%, 12/04/08 (B)                                               3,000          3,000
   Topeka, Multi-Family Housing
      Authority, Fleming Court
      Project, RB
        1.630%, 12/04/08 (A)(B)                                            3,635          3,635
                                                                                  -------------
                                                                                          6,635
                                                                                  -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
KENTUCKY -- 0.6%
   Hardin County, Water District No.
     1, RB
        0.950%, 12/04/08 (A)(B)                                    $       1,170  $       1,170
   Kentucky State, Economic
     Development Finance
     Authority, Adventis Health
     Systems Project, Ser A, RB
        0.900%, 12/04/08 (A)(B)                                            1,200          1,200
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB
        2.250%, 04/01/09 (A)(B)                                            4,630          4,630
                                                                                  -------------
                                                                                          7,000
                                                                                  -------------

MARYLAND -- 0.1%
   Maryland State, Washington
     Suburban Sanitation District,
     Ser A, GO
        1.000%, 12/02/08 (B)                                                 900            900
                                                                                  -------------
MASSACHUSETTS -- 3.4%
   Massachusetts State,
     Development Finance Agency,
     Assumption College Project,
     Ser A, RB
        1.080%, 12/03/08 (A)(B)                                            7,425          7,425
   Massachusetts State,
     Development Finance Agency,
     Boston College High School
     Project, RB
        1.030%, 12/03/08 (A)(B)                                            5,905          5,905
   Massachusetts State,
     Development Finance Agency,
     Briarwood Retirement Project,
     Ser A, RB
        0.850%, 12/04/08 (A)(B)                                            3,000          3,000
   Massachusetts State,
     Development Finance Agency,
     Dean College Project, RB
        1.150%, 12/03/08 (A)(B)                                            9,000          9,000
   Massachusetts State,
     Development Finance Agency,
     Jewish Geriatric Services
     Project, RB
        0.820%, 12/03/08 (A)(B)                                              700            700
   Massachusetts State,
     Development Finance Agency,
     North Shore Multi-Mode YMCA
     Project, RB
        1.250%, 12/04/08 (A)(B)                                              200            200
   Massachusetts State,
     Development Finance Agency,
     Walnut Hill School District, RB
        1.030%, 12/03/08 (A)(B)                                            1,915          1,915
   Massachusetts State,
     Development Finance Agency,
     Walnut Hill School Project, RB
        1.030%, 12/03/08 (A)(B)                                            1,500          1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System
     Project, Ser F-4, RB
        0.700%, 12/04/08 (B)                                               4,600          4,600
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB
        0.800%, 12/04/08 (A)(B)                                            3,325          3,325
                                                                                  -------------
                                                                                         37,570
                                                                                  -------------

MICHIGAN -- 1.6%
   Detroit City, School District,
     Ser 2954, GO, FSA
        1.500%, 12/06/08 (B)                                              10,360         10,360
   Michigan State, Higher Education
     Facilities Authority, Adrian
     College Project, RB
        0.840%, 12/04/08 (A)(B)                                            1,960          1,960
   Michigan State, Hospital Finance
     Authority, Ser A, RB, MBIA
     Pre-Refunded @ 101
        6.250%, 11/15/09 (C)                                               3,800          3,980
   Northern Michigan University,
     Ser A, RB, FSA
        5.000%, 12/01/08                                                   1,155          1,155
                                                                                  -------------
                                                                                         17,455
                                                                                  -------------
MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB
        0.850%, 12/01/08 (A)(B)                                              300            300
   Austin, Industrial Development
     Authority, Supervalu Project,
     RB
        1.050%, 12/03/08 (A)(B)                                            3,325          3,325
   Coon Rapids, Hospital Authority,
     Health Center Systems Project,
     RB
        0.750%, 12/03/08 (A)(B)                                            1,845          1,845
   Minneapolis & St. Paul, Housing
     & Redevelopment Authority,
     Children's Hospital Clinics
     Project, Ser A, RB, FSA
        1.100%, 12/01/08 (B)                                               6,900          6,900
   Minneapolis & St. Paul, Housing
     & Redevelopment Authority,
     Children's Hospital Clinics,
     Ser A, RB, FSA
        1.100%, 12/01/08 (B)                                                 800            800

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   Minnesota State, Agricultural &
      Economic Development Board,
      Essentia Health Project, Ser C-
      4B, RB
        1.100%, 12/01/08 (B)                                       $       7,300  $       7,300
   St. Paul, Port Authority, Amherst
      H. Wilder Foundation, RB
        1.050%, 12/01/08 (A)(B)                                            1,870          1,870
                                                                                  -------------
                                                                                         22,340
                                                                                  -------------
MISSOURI -- 1.1%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB
        1.180%, 12/04/08 (A)(B)                                            1,900          1,900
   Kansas City, Industrial
      Development Authority,
      Woodlands Partners Project,
      RB
        1.090%, 12/04/08 (B)                                               4,045          4,045
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute, RB
        1.080%, 12/01/08 (A)(B)                                            4,000          4,000
   Missouri State, Health &
      Educational Facilities Authority,
      Private Education Project,
      Ser A, RAN
        3.000%, 04/23/09                                                   1,200          1,205
   Missouri State, Health &
      Educational Facilities Authority,
      Southwest Baptist University
      Project, RB
        1.080%, 12/01/08 (A)(B)                                              200            200
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project, RB
        1.080%, 12/01/08 (B)                                                 335            335
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project,
      Ser A, RB
        1.080%, 12/01/08 (B)                                                 970            970
                                                                                  -------------
                                                                                         12,655
                                                                                  -------------
NEVADA -- 3.2%
   Las Vegas Valley, Water District
      Authority, Water Improvement
      Project, Ser C, GO
        2.800%, 12/01/08 (B)                                              35,000        35,000
                                                                                  -------------
NEW HAMPSHIRE -- 2.1%
   Merrimack County, TAN
        3.500%, 12/30/08                                                   3,200         3,203
   New Hampshire State, Health &
      Education Facilities Authority,
      Eliot Hospital Project, Ser E,
      RAN
        2.750%, 01/15/09                                                   4,400          4,403
   New Hampshire State, Health &
      Education Facilities Authority,
      Kimball University Academy
      Project, RB
        1.150%, 12/04/08 (A)(B)                                            5,000          5,000
   New Hampshire State, Health &
      Education Facilities Authority,
      Wenworth Project, Ser K, RAN
        2.750%, 04/22/09                                                   8,000          8,015
   Strafford County, Ser A, TAN
        3.000%, 12/31/08                                                   3,000          3,002
                                                                                  -------------
                                                                                         23,623
                                                                                  -------------
NEW JERSEY -- 0.3%
   Hopewell Township, BAN
        2.500%, 09/17/09                                                   3,705          3,718
                                                                                  -------------
NEW MEXICO -- 1.4%
   University of New Mexico,
      Systems Improvement Project,
      RB
        1.700%, 12/03/08 (B)                                              15,290         15,290
                                                                                  -------------
NEW YORK -- 2.8%
   New York City, Industrial
      Development Agency,
      Congregation Darchei Torah
      Project, RB
        1.500%, 12/05/08 (A)(B)                                           24,000         24,000
   New York City, Transitional
      Finance Authority, Ser Sub 2-A,
      RB
        1.150%, 12/01/08 (B)                                               7,385          7,385
                                                                                  -------------
                                                                                         31,385
                                                                                  -------------
NORTH CAROLINA -- 0.2%
   Sampson County, Ser 112, COP,
      FSA
        1.530%, 12/04/08 (B)                                               2,500          2,500
                                                                                  -------------
NORTH DAKOTA -- 0.1%
   Bismarck, Industrial Development
      Authority, Supervalu Project,
      RB
        1.150%, 12/02/08 (A)(B)                                            1,500          1,500
                                                                                  -------------
OHIO -- 4.3%
   BB&T Municipal Trust, Ser 1015,
      RB
        0.820%, 12/07/08 (A)(B)                                           14,000         14,000

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   Henry County, Facilities
      Improvement Authority,
      Hospital Project, RB
        1.700%, 12/04/08 (A)(B)                                    $       3,150  $       3,150
   Highland, Local School District,
      Construction & Improvement
      Project, BAN
         2.850%, 01/22/09                                                  2,500          2,503
   Licking County, School Facilities
      Authority, BAN
        3.000%, 09/08/09                                                   1,100          1,108
   Lima, Refunding & Improvement
      Authority, Lima Memorial
      Hospital Project, RB
        1.200%, 12/04/08 (A)(B)                                              835            835
   Lorain County, Industrial
      Development Authority,
      Regional Medical Center
      Project, RB
        1.700%, 12/03/08 (A)(B)                                            1,080          1,080
   Marysville, Water & Sewer Project,
      BAN
        3.500%, 01/23/09                                                   1,810          1,811
   Ohio State, Air Quality
      Development Authority, First
      Energy Project, Ser A, RB
        1.450%, 12/03/08 (A)(B)                                            6,420          6,420
   Ohio State, American Municipal
      Power Authority, Prairie Street
      Project, BAN
        3.500%, 04/01/09                                                  15,000         15,044
   University of Toledo, Municipal
      Securities Trust Receipts,
      Ser SGA 125, RB, FGIC
        1.000%, 12/03/08 (B)                                               2,200          2,200
                                                                                  -------------
                                                                                         48,151
                                                                                  -------------
OKLAHOMA -- 1.4%
   Oklahoma State, Development
      Finance Authority, Integris
      Project, Ser A3, RB
        1.200%, 12/01/08 (B)                                              15,175         15,175
                                                                                  -------------
PENNSYLVANIA -- 1.4%
   Harrisburg, Water Authority,
      Ser B, RB, FSA
        4.750%, 12/04/08 (B)                                               1,000          1,000
   Lampeter Strasburg, School
      District, Ser A, GO, FSA
        3.000%, 12/04/08 (B)                                                 800            800
   Middletown School District, GO,
      FSA
        3.000%, 12/04/08 (B)                                               9,935          9,935
   Pennsylvania State, Public School
      Building Authority, North Hills
      School District Project, RB
        1.000%, 12/01/08 (A)(B)                                            4,000          4,000
                                                                                  -------------
                                                                                         15,735
                                                                                  -------------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser 246, RB, FSA
        2.530%, 12/01/08 (B)                                               7,015          7,015
                                                                                  -------------
SOUTH CAROLINA -- 0.2%
   Macon Trust, Variable
      Certificates, Ser 2007-303, RB
        0.850%, 12/04/08 (A)(B)                                            2,200          2,200
                                                                                  -------------
TENNESSEE -- 4.7%
   Blount County, Public Building
      Authority, Local Government
      Public Improvement, Ser A, RB
        0.720%, 12/04/08 (B)                                              14,000         14,000
   Franklin County, Health &
      Educational Facilities,
      University of South Sewanee
      Project, RB
        1.750%, 12/01/08 (B)                                                 700            700
   Memphis-Shelby County,
      Industrial Development Board,
      Medical Group Project, RB
        1.180%, 12/04/08 (A)(B)                                            4,900          4,900
   Metropolitan Government
      Nashville & Davidson County,
      Industrial Development Board,
      Multi-Family Housing -
      Spinnaker Project, RB
        1.300%, 12/04/08 (B)                                                 100            100
   Shelby County, Health
      Educational & Housing
      Facilities Board, Methodist Le
      Bonheur Project, Ser A, RB
        0.950%, 12/02/08 (B)                                                 700            700
   Shelby County, Health
      Educational & Housing
      Facilities Board, Methodist Le
      Bonheur Project, Ser B, RB
        1.050%, 12/02/08 (B)                                              32,400         32,400
                                                                                  -------------
                                                                                         52,800
                                                                                  -------------
TEXAS -- 1.0%
   Austin Certificates Trust,
      Ser 2007-313, RB
        1.030%, 12/07/08 (B)                                               5,805          5,805
   Bexar County, GO
        5.000%, 06/15/09                                                     245            248

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   Gulf Coast, Industrial
      Development Authority,
      Petrounited Project, RB
        0.800%, 12/04/08 (A)(B)                                    $       1,500  $       1,500
   Harris County, Health Facilities
      Development Authority,
      Ser 1018, RB
        1.000%, 12/04/08 (B)                                               1,600          1,600
   Tarrant County, Housing Finance
      Authority, Multi-Family Sierra
      Project, RB
        0.900%, 12/03/08 (B)                                               2,000          2,000
                                                                                  -------------
                                                                                         11,153
                                                                                  -------------
UTAH -- 2.0%
   Weber County, Hospital Revenue
      Authority, Health Services
      Project, Ser B, RAN
        1.100%, 12/01/08 (B)                                               7,000          7,000
   Weber County, Hospital Revenue
      Authority, Health Services
      Project, Ser C, RB
        1.100%, 12/01/08 (B)                                              14,725         14,725
                                                                                  -------------
                                                                                         21,725
                                                                                  -------------
VERMONT -- 0.6%
   Vermont State, Educational &
      Health Buildings Financing
      Agency, Porter Hospital
      Project, Ser A, RB
        0.900%, 12/04/08 (A)(B)                                            6,225          6,225
                                                                                  -------------
VIRGINIA -- 0.8%
   BB&T Municipal Trust, Ser 1018,
      RB
        1.000%, 12/03/08 (A)(B)                                            6,000          6,000
   Hampton Redevelopment &
      Housing Authority, RB
        1.040%, 12/02/08 (B)                                               1,100          1,100
   Lynchburg, Industrial
      Development Authority, Central
      Health Hospital Project, Ser A,
      RB, MBIA
        1.000%, 12/02/08 (A)(B)                                            1,500          1,500
                                                                                  -------------
                                                                                          8,600
                                                                                  -------------
WASHINGTON -- 6.3%
   Everett, Public Facilities District
      Authority, RB
        2.800%, 12/01/08 (B)                                               1,600          1,600
   Washington State, Economic
      Development Finance
      Authority, Pioneer Human
      Services Project, Ser H, RB
        1.100%, 12/01/08 (A)(B)                                              100            100
   Washington State, Health Care
      Facilities Authority, Grays
      Harbor Community Hospital
      Project, RB, Radian
        2.800%, 12/01/08 (A)(B)                                            7,000          7,000
   Washington State, Health Care
      Facilities Authority, Overlake
      Hospital Medical Center
      Project, Ser C-2, RB
        1.650%, 12/01/08 (A)(B)                                           14,000         14,000
   Washington State, Health Care
      Facilities Authority, Providence
      Services Project, RB, MBIA
        5.000%, 12/01/08 (D)                                               1,745          1,745
   Washington State, Health Care
      Facilities Authority, RB, Radian
        1.950%, 12/03/08 (A)(B)                                           31,250         31,250
   Washington State, Health Care
      Facilities Authority, Swedish
      Health Services Project, RB
        1.100%, 12/03/08 (A)(B)                                           13,000         13,000
   Washington State, Housing
      Finance Commission,
      Panorama City Project, RB
        1.600%, 12/01/08 (A)(B)                                              800            800
   Washington State, Housing
      Finance Commission, Pioneer
      Human Services Project, Ser A,
      RB
        1.100%, 12/01/08 (A)(B)                                              200            200
   Washington State, Housing
      Finance Commission, Tacoma
      Art Museum Project, RB
        1.080%, 12/01/08 (A)(B)                                              100            100
                                                                                  -------------
                                                                                         69,795
                                                                                  -------------
WISCONSIN -- 8.8%
   Holmen School District, Ser B,
      BAN
        3.600%, 01/08/09                                                   4,400          4,459
   Menomonee Falls, Industrial
      Development Authority,
      Maysteel Project, RB
        0.950%, 12/04/08 (B)                                               1,900          1,900
   Milwaukee, Redevelopment
      Authority, Montessori Society
      School Project, RB
        0.850%, 12/01/08 (A)(B)                                               80             80
   University of Wisconsin, Hospitals
      & Clinics Authority, Stars
      Hospital Project, Ser A, RB,
      FSA
        2.550%, 12/05/08 (B)                                              15,000         15,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Aurora Healthcare Project,
      Ser C, RB
        1.800%, 12/01/08 (A)(B)                                            5,000          5,000

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------   -------------  -------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Bay Area Medical Center
     Project, RB
        1.800%, 12/01/08 (A)(B)                                    $      25,200  $      25,200
   Wisconsin State, Health &
     Educational Facilities Authority,
     Blood Center Project, Ser A,
     RB
        1.050%, 12/03/08 (A)(B)                                            3,465          3,465
   Wisconsin State, Health &
     Educational Facilities Authority,
     Concordia University Project,
     RB
        1.430%, 12/04/08 (B)                                               3,040          3,040
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health System Project,
     Ser C, RB
        0.900%, 12/04/08 (A)(B)                                            3,775          3,775
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B, RB
        0.900%, 12/04/08 (A)(B)                                            4,300          4,300
   Wisconsin State, Health &
     Educational Facilities Authority,
     Prohealth Care Project, Ser A,
     RB
        1.800%, 12/01/08 (A)(B)                                           11,315         11,315
   Wisconsin State, Health &
     Educational Facilities Authority,
     Prohealth Care Project, Ser B,
     RB
        1.800%, 12/01/08 (A)(B)                                           20,250         20,250
                                                                                  -------------
                                                                                         97,784
                                                                                  -------------
MULTI-STATE -- 4.3%
   BB&T Municipal Trust, Ser 1007,
     RB
        1.010%, 12/02/08 (A)(B)                                           35,065         35,065
   BB&T Municipal Trust, Ser 2044,
     RB, MBIA
        0.970%, 12/02/08 (A)(B)                                            3,500          3,500
   RBC , Municipal Products Trust,
     Ser E-10, RB
        1.050%, 12/01/08 (A)(B)                                            8,995          8,995
                                                                                  -------------
                                                                                         47,560
                                                                                  -------------
Total Municipal Bonds
   (Cost $1,119,219) ($ Thousands)                                                    1,119,219
Total Investments -- 100.6%                                                       -------------
   (Cost $1,119,219)
   ($ Thousands)+                                                                 $   1,119,219
                                                                                  =============

Percentages are based on Net Assets of $1,112,539 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The date shown is the earlier of the reset date or the demand date.
(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.


AMBAC -- American Municipal Bond Assurance Corporation

BAN -- Bond Anticipation Note

Cl -- Class

COP  -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

TAN -- Tax Anticipation Note

XLCA -- XL Capital Assurance

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008


                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
MUNICIPAL BONDS -- 100.6%

ALABAMA -- 1.2%
   Indian Springs Village, Educational
     Building Authority, Indian
     Springs School Project, RB
        1.270%, 12/04/08 (A)(B)                                    $       5,000  $       5,000
   Lee County, Industrial
     Development Authority,
     Lifesouth Community Blood
     Center Project, RB
        1.050%, 12/03/08 (A)(B)                                              410            410
   Mobile, Spring Hill College Project,
     RB
        1.600%, 12/01/08 (A)(B)                                           11,200         11,200
   Russellville, Industrial
     Development Board, Clark
     Pulley Industries Project, RB
        1.330%, 12/04/08 (A)(B)                                              335            335
                                                                                  -------------
                                                                                         16,945
                                                                                  -------------
ARIZONA -- 0.5%
   Pima County, Industrial
     Development Authority,
     Ser 2835, RB
        1.030%, 12/01/08 (B)                                               7,565          7,565
                                                                                  -------------
CALIFORNIA -- 4.9%
   Arvin, School Facilities Authority,
     Union School District Project,
     COP, FSA
        5.000%, 12/01/08 (B)                                                 280            280
   California State, Educational
     Facilities Authority, Ser 487, RB
        1.900%, 12/06/08 (B)                                               7,945          7,948
   California State, GO
        1.320%, 12/04/08 (B)                                               4,200          4,200
   California State, Municipal
     Securities Trust Receipts,
     Ser 136, GO, XLCA
        2.500%, 12/01/08 (B)                                              15,300         15,300
   Contra Costa, Water District
     Authority, Ser 750, RB, FSA
        2.150%, 12/02/08 (B)                                               5,130          5,130
   Los Angeles County, Metropolitan
     Transportation Authority,
     Ser A3, RB
        4.500%, 12/03/08 (B)                                              25,000         25,000
   Palomar Pomerado, Health &
     Educational Facilities Authority,
     Ser 2234, GO, MBIA
        0.800%, 12/05/08 (B)                                               7,000          7,000
   Sequoia, Union High School
     District, Ser 2160, GO, FSA
        0.800%, 12/04/08 (B)                                               1,860          1,860
   Western Riverside County,
      Regional Wastewater Treatment
      Authority, RB
        0.900%, 12/01/08 (A)(B)                                            1,350          1,350
                                                                                  -------------
                                                                                         68,068
                                                                                  -------------
COLORADO -- 3.1%
   Adams County, Multi-Family
      Housing Authority, Hunters
      Cove Project, Ser A, RB
        0.750%, 12/02/08 (B)                                               3,400          3,400
   Aravada, RB, FSA
        8.000%, 12/01/08 (B)                                               1,855          1,855
   Central Platte Valley, Metropolitan
      District Authority, GO
        3.000%, 12/01/08 (A)(B)                                            1,650          1,650
   Colorado State, Educational &
      Cultural Facilities Authority,
      Fountain Valley School Project,
      RB
        0.900%, 12/04/08 (A)(B)                                              900            900
   Colorado State, Educational &
      Cultural Facilities Authority,
      Ser 1557, RB, FGIC
        0.850%, 12/04/08 (B)                                               7,555          7,555
   Denver, Urban Renewal Authority,
      Stapleton Project, Ser A-2, TA
        1.020%, 12/02/08 (A)(B)                                           10,000         10,000
   Erie, COP
        1.950%, 12/03/08 (A)(B)                                            4,185          4,185
   NBC, Metropolitan District
      Authority, GO
        2.250%, 12/04/08 (A)(B)                                            1,580          1,580
   Solaris, Metropolitan District No.
      1, RB
        1.530%, 12/02/08 (A)(B)                                            5,615          5,615
   Triview, Metropolitan District
      Authority, Ser A, GO
        1.080%, 12/01/08 (A)(B)                                            6,740          6,740
                                                                                  -------------
                                                                                         43,480
                                                                                  -------------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Labratory
      School Project, RB
        0.960%, 12/04/08 (A)(B)                                            1,250          1,250
   District of Columbia, Water &
      Sewer Authority, Ser 3494, RB,
      FSA
        1.160%, 12/04/08 (B)                                               3,415          3,415
                                                                                  -------------
                                                                                          4,665
                                                                                  -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008


                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
FLORIDA -- 6.5%
   Citizens Property Insurance,
     Municipal Securities Trust
     Receipts, Cl A, Ser 46, RB,
     MBIA
        0.750%, 12/01/08 (A)(B)                                    $       8,400  $       8,400
   Deutsche Bank Spears/Lifers
     Trust, Ser DBE-530, COP, FGIC
        0.880%, 12/04/08 (B)                                              10,220         10,220
   Florida State, Board of Education,
     Municipal Securities Trust
     Receipts, Ser SGA, GO, MBIA
        1.250%, 12/02/08 (B)                                               7,000          7,000
   Florida State, Board of Education,
     Ser 2929, GO
        4.000%, 12/01/08 (B)                                               5,500          5,500
   Florida State, Housing Finance
     Agency, Country Club Project,
     Ser PP, RB
        1.050%, 12/04/08 (B)                                              16,500         16,500
   Florida State, Housing Finance
     Agency, River Oaks Apartments
     Project, RB
        1.220%, 12/04/08 (B)                                               1,350          1,350
   RBC Municipal Products Trust,
     Ser E-7, RB
        1.070%, 12/02/08 (A)(B)                                           15,000         15,000
   South Broward, Hospital District,
     Ser 337, RB, MBIA
        1.130%, 12/04/08 (B)                                               8,180          8,180
   University of South Florida,
     College of Medicine Project,
     Ser A-2, COP
        1.750%, 12/03/08 (A)(B)                                           17,000         17,000
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB
        1.100%, 12/03/08 (A)(B)                                              920            920
                                                                                  -------------
                                                                                         90,070
                                                                                  -------------
GEORGIA -- 3.2%
   Athens, Area Facilities Authority,
     COP
        1.070%, 12/06/08 (B)                                               7,555          7,555
   Clayton County, Multi-Family
     Housing Authority, Rivers Edge
     Development Project, RB
        1.060%, 12/04/08 (B)                                               1,000          1,000
   De Kalb County, Variable
     Certificates, Ser 2008-072, RB
        4.410%, 12/03/08 (B)                                               3,400          3,400
   De Kalb County, Variable
     Certificates, Ser 2008-073, RB
        4.450%, 12/03/08 (B)                                               5,785          5,785
   Fulton County, Development
     Authority, Morehouse School of
     Medicine Project, RB
        1.000%, 12/03/08 (A)(B)                                            2,000          2,000
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB
        1.060%, 12/04/08 (B)                                               5,140          5,140
   Marietta, Multi-Family Housing
     Authority, Wood Knoll Project,
     RB
        1.150%, 12/04/08 (B)                                              10,205         10,205
   Roswell, Multi-Family Housing
     Authority, Belcourt Project,
     Ser A, RB
        1.350%, 12/03/08 (A)(B)                                            9,000          9,000
                                                                                  -------------
                                                                                         44,085
                                                                                  -------------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency,
     Tax Increment , Ser A, TA
        1.230%, 12/04/08 (A)(B)                                            1,605          1,605
                                                                                  -------------
ILLINOIS -- 5.6%
   Aurora, Economic Development
     Authority, Aurora Christian
     School Project, RB
        1.900%, 12/04/08 (A)(B)                                           15,660         15,660
   Chicago, Housing Authority,
     Ser 2933Z, RB, FSA
        1.780%, 12/02/08 (B)                                               8,560          8,560
   Deutsche Bank Spears/Lifers
     Trust, Ser 308, GO, FGIC
        0.980%, 12/04/08 (B)                                              15,900         15,900
   Deutsche Bank Spears/Lifers
     Trust, Ser 315, GO, FGIC
        0.980%, 12/06/08 (B)                                               1,155          1,155
   Deutsche Bank Spears/Lifers
     Trust, Ser DB-475, GO, FSA
        0.900%, 12/04/08 (B)                                               5,255          5,255
   Illinois State, Development
     Financing Authority, American
     Academy Project, RB
        0.900%, 12/04/08 (A)(B)                                            1,400          1,400
   Illinois State, Finance Authority,
     Loyola University Healthcare
     Project, Ser C, RB
        0.930%, 12/03/08 (A)(B)                                           10,000         10,000
   Illinois State, Finance Authority,
     Luther Oaks Project, Ser C, RB
        2.030%, 12/01/08 (A)(B)                                            4,000          4,000
   Illinois State, Finance Authority,
     Sacred Heart School Project,
     RB
        1.550%, 12/05/08 (A)(B)                                            8,600          8,600

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008


                                                                    Face Amount      Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   Illinois State, Health Facilities
      Authority, Glenkirk Project, RB
        1.180%, 12/04/08 (A)(B)                                    $         700  $         700
   Illinois State, International Port
      District , RB
        2.130%, 12/05/08 (A)(B)                                            4,000          4,000
   Illinois State, Municipal Securities
      Trust Receipts, Ser 103, GO
        0.850%, 12/01/08 (B)                                                 675            675
   Oakbrook Terrace, Industrial
      Development Authority,
      Oakbrook Terrace Atrium
      Project, RB
        2.000%, 12/01/08 (A)(B)                                            2,000          2,000
   Rockford, Wesley Willows
      Obligation, RB
        0.650%, 12/01/08 (A)(B)                                              100            100
                                                                                  -------------
                                                                                         78,005
                                                                                  -------------
INDIANA -- 3.6%
   Crawfordsville, Multi-Family
      Housing Authority, Autumn
      Woods Phase II Project, Ser B,
      RB
        1.000%, 12/04/08 (A)(B)                                              965            965
   East Porter County, School
      Building Authority, Spears,
      Ser DB-145, RB, MBIA
        0.880%, 12/04/08 (B)                                               3,475          3,475
   Eclipse Funding Trust, Solar
      Eclipse-IPS Multi-School
      Building Project, Ser 2007-
      0026, RB, MBIA
        0.800%, 12/04/08 (A)(B)                                            1,550          1,550
   Fort Wayne, Industrial Economic
      Development Authority, St.
      Francis University Project, RB
        1.010%, 12/02/08 (A)(B)                                            1,800          1,800
   Greater Clark County, School
      District, Temporary Loan
      Warrants, RB
        2.450%, 12/31/08                                                   6,630          6,631
   Indiana State, Board Bank
      Revenue Authority, Ser 2225,
      RB, FSA
        2.150%, 12/04/08 (B)                                               5,020          5,020
   Indiana State, Educational
      Facilities Authority, Franklin
      College Project, Ser B, RB
        1.050%, 12/01/08 (A)(B)                                              100            100
   Indiana State, Finance Authority,
      Ascension Health Project,
      Ser E-5, RB
        3.500%, 04/01/09 (B)                                               3,000          3,038
   Indiana State, Finance Authority,
      University of Indianapolis
      Project, RB
        2.250%, 12/01/08 (A)(B)                                           10,000         10,000
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital
      Project, Ser A, RB
        2.150%, 12/01/29 (A)(B)                                            1,105          1,105
   Indiana State, Health Facility
      Financing Authority, Ascension
      Health Credit Project, Ser Sub
      A, RB
        5.000%, 05/01/09 (B)                                               3,100          3,135
   Indianapolis, Industrial
      Development Authority, Joint &
      Clutch Service Project, RB
        2.040%, 12/04/08                                                   1,000          1,000
   Indianapolis, Local Public
      Improvement Authority, Limited
      Recourse Notes, Ser F
        4.000%, 01/12/09                                                   2,800          2,803
   South Bend, Economic
      Development Authority, Stanley
      Clark School Project, RB
        2.500%, 12/05/08 (A)(B)                                            4,000          4,000
   Westfield-Washington,
      Independant Schools,
      Temporary Loan Warrants, GO
        2.500%, 12/31/08                                                   5,365          5,366
                                                                                  -------------
                                                                                         49,988
                                                                                  -------------
IOWA -- 0.8%
   Cerro Gordo County, Private
      Schools Facility, Newman
      Catholic Schools Systems
      Project, RB
        1.100%, 12/01/08 (A)(B)                                            5,750          5,750
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, St. Ambrose, RB
        1.000%, 12/01/08 (A)(B)                                              500            500
   Mason City, Industrial
      Development Authority,
      Supervalu Project, RB
        1.150%, 12/03/08 (A)(B)                                            4,625          4,625
                                                                                  -------------
                                                                                         10,875
                                                                                  -------------
KANSAS -- 1.6%
   Kansas State, Development
      Finance Authority, Multi-Family
      Housing - Woodridge Project,
      RB
        1.050%, 12/04/08 (B)                                               3,700          3,700
   Kansas State, Development
      Finance Authority, Ser J-1, RB
        1.000%, 12/01/08 (B)                                               1,665          1,665

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008


                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments
      Project, RB
        1.630%, 12/04/08 (A)(B)                                    $       6,370  $       6,370
   Mission, Multi-Family Housing
      Revenue Authority, Silverwood
      Apartment Project, RB
        1.220%, 12/03/08 (B)                                              11,000         11,000
                                                                                  -------------
                                                                                         22,735
                                                                                  -------------
KENTUCKY -- 0.2%
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB
        2.250%, 04/01/09 (A)(B)                                            3,380          3,380
                                                                                  -------------
LOUISIANA -- 1.0%
   Louisiana State, Public Facilities
      Authority, River View Project,
      RB
        0.900%, 12/04/08 (B)                                              12,200         12,200
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB
        1.900%, 12/04/08 (A)(B)                                            1,560          1,560
                                                                                  -------------
                                                                                         13,760
                                                                                  -------------
MAINE -- 0.2%
   Maine State, Health & Higher
      Educational Facilities Authority,
      Piper Shores Project, Ser A, RB
      Pre-Refunded @ 100
        7.550%, 01/01/09 (C)                                               1,000          1,004
   Portland, Industrial Development
      Authority, W.W. Grainger
      Project, RB
        1.550%, 12/03/08                                                   1,315          1,315
                                                                                  -------------
                                                                                          2,319
                                                                                  -------------
MASSACHUSETTS -- 1.1%
   Massachusetts State,
      Development Finance Agency,
      Boston College High School
      Project, RB
        1.030%, 12/03/08 (A)(B)                                            4,200          4,200
   Massachusetts State,
      Development Finance Agency,
      Briarwood Retirement Project,
      Ser A, RB
        0.850%, 12/04/08 (A)(B)                                            1,500          1,500
   Massachusetts State,
      Development Finance Agency,
      Jewish Geriatric Services
      Project, RB
        0.820%, 12/03/08 (A)(B)                                            2,500          2,500
   Massachusetts State,
      Development Finance Agency,
      North Shore Multi-Mode YMCA
      Project, RB
        1.250%, 12/04/08 (A)(B)                                            4,300          4,300
   Massachusetts State,
      Development Finance Agency,
      Walnut Hill School District, RB
        1.030%, 12/03/08 (A)(B)                                            2,140          2,140
   Massachusetts State,
      Development Finance Agency,
      Walnut Hill School Project, RB
        1.030%, 12/03/08 (A)(B)                                              600            600
   Massachusetts State, Special
      Obligation, Ser B-19, RB, FGIC
        1.350%, 12/03/08 (B)                                                   5              5
                                                                                  -------------
                                                                                         15,245
                                                                                  -------------
MICHIGAN -- 2.7%
   Brighton, Area School District,
      State Aid Notes, GO
        3.000%, 03/05/09                                                   4,400          4,408
   Michigan State, Higher Education
      Facilities Authority, Adrian
      College Project, RB
        0.840%, 12/04/08 (A)(B)                                            4,040          4,040
   Michigan State, Hospital Finance
      Authority, Ser A, RB, MBIA
      Pre-Refunded @ 101
        6.250%, 11/15/09 (C)                                               5,000          5,236
   Michigan State, Strategic Fund,
      Holland Home Group Project,
      Ser A, RB
        1.900%, 12/02/08 (A)(B)                                           10,060         10,060
   Michigan State, Strategic Fund,
      Hope Network Project, RB
        2.500%, 12/05/08 (A)(B)                                            8,435          8,435
   Michigan State, Strategic Fund,
      Pilgrim Manor Project, RB
        1.400%, 12/04/08 (A)(B)                                            2,700          2,700
   Northwestern Mutual Life
      Insurance, RB
        7.750%, 12/15/08 (A)(B)                                               12             12
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB
        4.250%, 02/01/09 (A)(B)                                            2,270          2,270
                                                                                  -------------
                                                                                         37,161
                                                                                  -------------
MINNESOTA -- 4.0%
   Blaine, Industrial Development
      Authority, Supervalue Project,
      RB
        1.150%, 12/02/08 (A)(B)                                            2,000          2,000

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008


                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   Bloomington, Commercial
      Development Authority, ATS II
      Project, RB
        1.100%, 12/04/08 (A)(B)                                    $       1,260  $       1,260
   Bloomington, Housing Revenue
      Authority, Presbyterian Homes
      Project, RB
        1.000%, 12/02/08 (B)                                               3,000          3,000
   Brooklyn Center, Commercial
      Development Authority,
      Brookdale Office Park
      Partnership, RB
        1.050%, 12/04/08 (A)(B)                                            1,955          1,955
   Coon Rapids, Hospital Authority,
      Health Center Systems Project,
      RB
        0.750%, 12/03/08 (A)(B)                                            1,655          1,655
   Lauderdale, Children's Home
      Society Project, RB
        1.100%, 12/01/08 (A)(B)                                              365            365
   Minneapolis & St. Paul, Housing &
      Redevelopment Authority,
      Public Radio Project, RB
        1.030%, 12/01/08 (A)(B)                                              200            200
   Minneapolis, Revenue Authority,
      Minnehaha Academy Project,
      RB
        0.750%, 12/01/08 (A)(B)                                            3,716          3,716
   Minneapolis, Revenue Authority,
      People Serving People Project,
      Ser A, RB
        0.750%, 12/01/08 (A)(B)                                              930            930
   Minnesota State, Agricultural &
      Economic Development Board,
      Essentia Healthcare Facility
      Project, RB
        1.000%, 12/01/08 (B)                                              10,100         10,100
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB
        0.750%, 12/01/08 (A)(B)                                            1,680          1,680
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB
        1.650%, 12/01/08 (A)(B)                                            8,035          8,035
   St. Paul, Port Authority, Amherst
      H. Wilder Foundation, RB
        1.050%, 12/01/08 (A)(B)                                           17,000         17,000
   Stillwater, Industrial Development
      Authority, Supervalu
      Incorporated Project, RB
        1.150%, 12/03/08 (A)(B)                                            3,210          3,210
                                                                                  -------------
                                                                                         55,106
                                                                                  -------------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A, RB
        1.300%, 12/01/08 (A)(B)                                            2,500          2,500
                                                                                  -------------
MISSOURI -- 2.5%
   Chesterfield, Industrial
      Development Authority,
      Gateway Academy Project, RB
        1.030%, 12/01/08 (A)(B)                                              300            300
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB
        1.180%, 12/04/08 (A)(B)                                            3,500          3,500
   Missouri State, Health &
      Educational Facilities Authority,
      Christian Brothers Project,
      Ser A, RB
        1.000%, 12/01/08 (A)(B)                                              700            700
   Missouri State, Health &
      Educational Facilities Authority,
      De Smet Jesuit High School
      Project, RB
        0.750%, 12/01/08 (A)(B)                                              200            200
   Missouri State, Health &
      Educational Facilities Authority,
      Drury University Project, RB
        1.030%, 12/01/08 (A)(B)                                            3,000          3,000
   Missouri State, Health &
      Educational Facilities Authority,
      Rockhurst University Project,
      RB
        1.030%, 12/01/08 (A)(B)                                            1,520          1,520
   Missouri State, Health &
      Educational Facilities Authority,
      St. Francis Medical Center,
      Ser A, RB
        1.030%, 12/01/08 (A)(B)                                            2,285          2,285
   Missouri State, Health &
      Educational Facilities Authority,
      St. Joseph-St. Pius Project,
      Ser A, RB
        1.050%, 12/04/08 (A)(B)                                            2,680          2,680
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project, RB
        1.080%, 12/01/08 (B)                                               1,235          1,235
   North Kansas City, Hospital
      Revenue Authority, RB
        0.930%, 12/01/08 (A)(B)                                           18,810         18,810

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   St. Louis County, Industrial
      Development Authority,
      Schnuck Markets Kirkwood
      Project, RB
        1.200%, 12/04/08 (A)(B)                                    $       1,300  $       1,300
                                                                                  -------------
                                                                                         35,530
                                                                                  -------------
NEBRASKA -- 0.2%
   Norfolk, Industrial Development
      Revenue Authority , Supervalu
      Project, RB
        1.150%, 12/02/08 (A)(B)                                            2,500          2,500
                                                                                  -------------
NEVADA -- 1.3%
   Las Vegas Valley, Water District
      Authority, Water Improvement
      Project, Ser C, GO
        2.800%, 12/01/08 (B)                                              18,800         18,800
                                                                                  -------------
NEW HAMPSHIRE -- 3.7%
   Cheshire County, TAN
        2.500%, 12/31/08                                                   4,200          4,201
   Merrimack County, TAN
        3.500%, 12/30/08                                                   4,000          4,003
        2.750%, 12/30/08                                                   6,700          6,703
   New Hampshire State, Business
      Finance Authority, Student
      Conservation Association, RB
        1.000%, 12/04/08 (A)(B)                                            2,600          2,600
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser A, RB
        1.080%, 12/04/08 (A)(B)                                            5,525          5,525
   New Hampshire State, Business
      Finance Authority, Taylor Home
      Project, Ser B, RB
        1.060%, 12/04/08 (A)(B)                                            9,000          9,000
   New Hampshire State, Health &
      Education Facilities Authority,
      Eliot Hospital Project, Ser E,
      RAN
        2.750%, 01/15/09                                                  16,000         16,010
   New Hampshire State, Health &
      Education Facilities Authority,
      Seacoast Hospice Project, RB
        1.150%, 12/04/08 (A)(B)                                            3,100          3,100
                                                                                  -------------
                                                                                         51,142
                                                                                  -------------
NEW MEXICO -- 0.2%
   Albuquerque, Metropolitan
      Redevelopment Authority,
      Springer Square Project, RB
        1.450%, 12/04/08 (A)(B)                                            3,000          3,000
                                                                                  -------------
   NEW YORK -- 11.2%
      New York City , Ser Sub A-4, GO
        0.800%, 12/01/08 (A)(B)                                              400            400
   New York City, Convention Center
      Development Authority,
      Ser 2364, RB, AMBAC
        1.900%, 12/04/08 (B)                                              22,770         22,770
   New York City, Housing
      Development Authority,
      Ser 2899, RB
        1.900%, 01/01/09 (B)                                              17,035         17,035
   New York City, Industrial
      Development Agency,
      Congregation Darchei Torah
      Project, RB
        1.500%, 12/05/08 (A)(B)                                            8,000          8,000
   New York City, Metropolitan
      Transportation Authority, Ser D-1,
      RB, FSA
        4.000%, 12/04/08 (B)                                               3,300          3,300
   New York City, Municipal Water
      Finance Authority, RB, FGIC
        0.500%, 12/03/08 (B)                                               5,300          5,300
   New York City, Municipal Water
      Finance Authority, Ser F-1, RB
        0.640%, 12/01/08 (B)                                              19,450         19,450
   New York City, Transitional
      Finance Authority, RB
        1.050%, 12/07/08 (B)                                              13,785         13,785
   New York City, Transitional
      Finance Authority, Ser Sub 2-A,
      RB
        1.150%, 12/01/08 (B)                                               7,000          7,000
   New York City, Transitional
      Finance Authority, Ser Sub 3-F,
      RB
        0.600%, 12/01/08 (B)                                               3,170          3,170
   New York State, Dormitory
      Authority, RB
        1.050%, 02/15/09 (B)                                              22,920         22,920
   New York State, Dormitory
      Authority, RB
        1.050%, 02/15/09 (B)                                              17,515         17,515
   New York State, Thruway
      Authority, Ser 2800, RB
        1.900%, 12/03/08 (B)                                              14,865         14,865
                                                                                  -------------
                                                                                        155,510
                                                                                  -------------
NORTH CAROLINA -- 2.5%
   Eclipse Funding Trust, Solar
      Eclipse-Union Project,
      Ser 2006-0155, COP, AMBAC
        0.800%, 12/04/08 (A)(B)                                            7,945          7,945
   Mecklenburg County, North
      Carolina, Ser A, COP
        0.600%, 12/01/08 (B)                                              16,995         16,995

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   North Carolina State, Capital
      Facilities Financing Agency,
      High Point University Project,
      RB
        0.950%, 12/04/08 (A)(B)                                    $       2,345  $       2,345
   North Carolina State, Capital
      Facilities Financing Agency,
      The Mental Health Association
      Project, RB
        0.950%, 12/04/08 (A)(B)                                            2,275          2,275
   North Carolina State, Medical Care
      Commission, Lutheran
      Retirement Project, RB
        1.050%, 12/04/08 (A)(B)                                            4,800          4,800
                                                                                  -------------
                                                                                         34,360
                                                                                  -------------
NORTH DAKOTA -- 0.5%
   Cass County, Health Facilities
      Revenue Authority, Health Care
      Essentials Project, Ser A-2, RB
        1.000%, 12/03/08 (B)                                               6,550          6,550
                                                                                  -------------
OHIO -- 4.8%
   Cuyahoga County , Ratner School
      Project, RB
        2.300%, 12/04/08 (A)(B)                                            3,350          3,350
   Cuyahoga County, Cleveland
      Clinic Project, Ser Sub B1, RB
        0.650%, 12/01/08 (B)                                                 100            100
   Cuyahoga County, Economic
      Development Authority,
      Cleveland Hearing & Speech
      Project, RB
        1.500%, 12/02/08 (A)(B)                                            3,400          3,400
   Geauga County, Human Services
      Building Project, BAN
        4.000%, 12/04/08                                                     200            200
   Marysville , Colemans Crossing
      Road Project, RB
        2.750%, 09/10/09 (A)                                               3,000          3,011
   Monroe, BAN
        3.250%, 03/12/09                                                   3,500          3,505
   Ohio State, American Municipal
      Power Authority, Cleveland
      Public Power Project, BAN
        2.250%, 08/14/09                                                   1,995          1,996
   Ohio State, American Municipal
      Power Authority, Montpelier
      Project, BAN
        2.750%, 07/03/09                                                   1,450          1,452
   Ohio State, American Municipal
      Power Authority, Newton Falls
      Project, BAN
        2.500%, 06/30/09                                                   3,200          3,203
   Ohio State, American Municipal
      Power Authority, Prairie Street
      Project, BAN
        3.500%, 04/01/09                                                  27,000         27,078
   Ohio State, Higher Educational
      Facility Commission, Kenyon
      College Project, RB
        0.750%, 12/01/08 (B)                                               7,600          7,600
   Stark County, Healthcare Facilities
      Authority, Canton Christian
      Home Project, RB
        2.750%, 03/01/09 (A)(B)                                            1,725          1,725
   Stark County, Healthcare Facilities
      Authority, Canton Christian
      Home Project, RB
        4.000%, 03/15/09 (A)(B)                                            2,170          2,170
   Stark County, Industrial Revenue
      Authority, H-P Products
      Project, RB
        2.200%, 12/02/08 (A)(B)                                            3,685          3,685
   Toledo-Lucas County, Port
      Authority, Toledo Museum of
      Art Project, RB
        2.100%, 12/04/08 (A)(B)                                            3,830          3,830
   Warrensville Heights, Variable
      Purpose Improvement Project,
      BAN
        2.600%, 02/05/09                                                   1,142          1,143
                                                                                  -------------
                                                                                         67,448
                                                                                  -------------
OKLAHOMA -- 0.6%
   Oklahoma State, Development
      Finance Authority, Integris
      Project, Ser A2, RB
        1.500%, 12/01/08 (B)                                               8,195          8,195
                                                                                  -------------
OREGON -- 0.8%
   Multnomah County, Higher
      Education Authority, Concordia
      University Portland Project, RB
        2.750%, 12/01/08 (A)(B)                                            4,660          4,660
   Oregon State, Facilities Authority,
      Peacehealth Project, Ser C, RB
        0.810%, 12/04/08 (A)(B)                                            5,000          5,000
   Oregon State,
      Health/Housing/Educational &
      Cultural Authority, Saint Vincent
      De Paul Project, Ser A, RB
        2.000%, 12/04/08 (A)(B)                                            1,600          1,600
                                                                                  -------------
                                                                                         11,260
                                                                                  -------------
PENNSYLVANIA -- 3.4%
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project, RB
        1.030%, 12/04/08 (A)(B)                                            1,200          1,200

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   Lawrence County, Industrial
     Development Authority, Villa
     Maria Project, RB
        1.100%, 12/04/08 (A)(B)                                    $       3,275  $       3,275
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges Project, Ser I-5, RB
        1.030%, 12/04/08 (A)(B)                                            3,800          3,800
   Philadelphia, Industrial
     Development Authority, School
     for the Deaf Project, RB
        1.020%, 12/04/08 (A)(B)                                              570            570
   Pittsburgh, Water & Sewer
     Authority, First Lien, Ser B, RB,
     FSA
        3.500%, 12/02/08 (B)                                              36,000         36,000
   West Cornwall Township,
     Municipal Authority, Senior
     Living Facility - Lebanon Valley,
     Ser Senior LIVING, RB
        0.900%, 12/04/08 (A)(B)                                            2,075          2,075
                                                                                  -------------
                                                                                         46,920
                                                                                  -------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser DCL 8, RB, FSA
        4.000%, 12/04/08 (A)(B)                                            3,955          3,955
                                                                                  -------------
SOUTH CAROLINA -- 1.2%
   Jasper County, BAN
        2.750%, 02/12/09                                                   2,735          2,735
   Jasper County, Office Building
     Project, BAN
        2.350%, 07/01/09                                                   3,400          3,400
   Macon Trust, Variable Certificates,
     Ser 2007-303, RB
        0.850%, 12/04/08 (A)(B)                                            5,585          5,585
   South Carolina State, Public
     Service Authority, Ser 1203,
     RB, AMBAC
        1.480%, 12/07/08 (B)                                               4,400          4,400
                                                                                  -------------
                                                                                         16,120
                                                                                  -------------
SOUTH DAKOTA -- 0.3%
   Watertown, Industrial
     Development Revenue
     Authority, Supervalu Project,
     RB
        1.150%, 12/03/08 (A)(B)                                            3,900          3,900
                                                                                  -------------
TENNESSEE -- 2.2%
   Blount County, Public Building
     Authority, Local Government
     Public Improvement, Ser A, RB
        0.720%, 12/04/08 (B)                                              12,800         12,800
   Blount County, Public Building
     Authority, Ser B, RB
        0.950%, 12/04/08 (A)(B)                                           12,700         12,700
   Clarksville, Public Building
     Authority, Murffreesboro
     Project, RB
        1.000%, 12/04/08 (A)(B)                                            2,305          2,305
   Shelby County, Health/Educational
     & Housing Facilities Board, St.
     Peter Villa Project, RB
        1.030%, 12/04/08 (A)(B)                                            2,220          2,220
                                                                                  -------------
                                                                                         30,025
                                                                                  -------------
TEXAS -- 4.2%
   Atascosa County, Industrial
     Development, San Miguel
     Electric Co-op, RB
        1.300%, 12/04/08 (B)                                              11,100         11,100
   Austin, Mutli-Family Housing
     Finance Authority, RB
        1.150%, 12/07/08 (B)                                               1,200          1,200
   Brazos Harbor, Industrial
     Development Authority, BAFS
     Corporation Project, RB
        4.000%, 12/03/08 (B)                                               6,000          6,000
   Comal, Independent School
     District, GO
        1.200%, 12/04/08 (B)                                               1,000          1,000
   Denton, Independent School
     District, Ser B, GO
        2.200%, 02/15/09 (B)                                               1,700          1,700
   Deutsche Bank Spears/Lifers
     Trust, Ser 292, RB
        0.990%, 12/04/08 (B)                                              13,375         13,375
   Eclipse Funding Trust, Solar
     Eclipse-El Paso Project,
     Ser 2006-0071, GO, MBIA
        1.030%, 12/04/08 (A)(B)                                            3,925          3,925
   Harris County, Health Facilities
     Development Authority,
     Ser 1018, RB
        1.000%, 12/04/08 (B)                                               4,510          4,510
   Harris County, Hospital District,
     RB, MBIA
        1.160%, 12/04/08 (B)                                               4,075          4,075
   Panhandle, Regional Housing
     Finance Agency, Jason Avenue
     Residential Apartments Project,
     RB
        1.070%, 12/02/08 (A)(B)                                            7,500          7,500

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   Tarrant County, Housing Finance
      Authority, Multi-Family Sierra
      Project, RB
        0.900%, 12/03/08 (B)                                       $       4,400  $       4,400
                                                                                  -------------
                                                                                         58,785
                                                                                  -------------
UTAH -- 1.0%
   Lehi, Electric Utilities Authority,
      RB, FSA
        1.750%, 12/03/08 (B)                                               2,700          2,700
   Riverton, Hospital Authority,
      Ser 1762, RB
        1.030%, 12/04/08 (B)                                               8,000          8,000
   Salt Lake, Valley Fire Service ,
      TRAN
        3.750%, 12/30/08                                                   3,200          3,202
                                                                                  -------------
                                                                                         13,902
                                                                                  -------------
VERMONT -- 1.2%
   Vermont State, Educational &
      Health Buildings Financing
      Agency, Copley Hospital
      Project, Ser A, RB
        1.060%, 12/04/08 (A)(B)                                            3,865          3,865
   Vermont State, Educational &
      Health Buildings Financing
      Agency, Porter Hospital Project,
      Ser A, RB
        0.900%, 12/04/08 (A)(B)                                            4,825          4,825
   Vermont State, Educational &
      Health Buildings Financing
      Agency, Springfield Project,
      Ser A, RB
        1.080%, 12/04/08 (A)(B)                                            8,030          8,030
                                                                                  -------------
                                                                                         16,720
                                                                                  -------------
VIRGINIA -- 0.7%
   Lynchburg, Industrial
      Development Authority, Central
      Health Project, Ser B, RB,
      MBIA
        0.850%, 12/02/08 (A)(B)                                            4,700          4,700
   Lynchburg, Industrial
      Development Authority, Central
      Health Project, Ser E, RB,
      MBIA
        1.000%, 12/02/08 (A)(B)                                            4,500          4,500
                                                                                  -------------
                                                                                          9,200
                                                                                  -------------
WASHINGTON -- 5.2%
   Clark County, Public Utility
      District, Municipal Securities
      Trust Receipts, Ser SGA 118,
      RB, FSA
        0.850%, 12/01/08 (B)                                               1,900          1,900
   Goat Hill Properties, Ser 2701,
      RB, MBIA
        1.480%, 12/07/08 (B)                                               6,495          6,495
   King County, School District No.
      414 Lake Washington, GO
        4.000%, 12/01/09                                                   1,600          1,635
   Pierce County, School District No.
      10, Ser 1803, GO, FGIC
        1.230%, 12/05/08 (B)                                              20,000         20,000
   Seattle, Municipal Light & Power
      Revenue Authority, Ser SGA 96,
      RB, MBIA
        0.850%, 12/01/08 (B)                                                 200            200
   Seattle, Water Systems Authority,
      Ser 2170, RB, FSA
        0.800%, 12/04/08 (B)                                               2,530          2,530
   Washington State, Health Care
      Facilities Authority, Catholic
      Health Project, Ser A-1, RB,
      FSA
        1.500%, 12/01/08 (B)                                              10,900         10,900
   Washington State, Health Care
      Facilities Authority, Grays
      Harbor Community Hospital
      Project, RB, Radian
        2.800%, 12/01/08 (A)(B)                                           10,000         10,000
   Washington State, Health Care
      Facilities Authority, Overlake
      Hospital Medical Center
      Project, Ser C-2, RB
        1.650%, 12/01/08 (A)(B)                                            2,500          2,500
   Washington State, Housing
      Finance Commission, Annie
      Wright School Project, RB
        1.030%, 12/01/08 (A)(B)                                              300            300
   Washington State, Housing
      Finance Commission, Christa
      Project, Ser B, RB
        1.050%, 12/04/08 (A)(B)                                              985            985
   Washington State, Housing
      Finance Commission, Eastside
      Catholic School, Ser A, RB
        1.530%, 12/04/08 (A)(B)                                            6,200          6,200
   Washington State, Housing
      Finance Commission, Pioneer
      Human Services Program, RB
        0.840%, 12/04/08 (A)(B)                                              105            105
   Washington State, Housing
      Finance Commission, Ser A, RB
        1.800%, 12/05/08 (A)(B)                                            7,960          7,960
   Washington State, Housing
      Finance Commission, Tacoma
      Art Museum Project, RB
        1.080%, 12/01/08 (A)(B)                                              400            400
                                                                                  -------------
                                                                                         72,110
                                                                                  -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
WEST VIRGINIA -- 1.2%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center
     Parking Project, Ser A, RB
        1.150%, 12/04/08 (A)(B)                                    $       8,015  $       8,015
   Parkersburg, Industrial
     Development Aurhority, B-H
     Associates Project, RB
        1.440%, 12/04/08 (A)(B)                                            3,500          3,500
   Putnam County, Industrial
     Development Authority, FMC
     Corporation Project, RB
        1.150%, 12/01/08 (A)(B)                                            5,300          5,300
                                                                                  -------------
                                                                                         16,815
                                                                                  -------------
WISCONSIN -- 7.1%
   Holmen School District, Ser B,
     BAN
        3.600%, 01/08/09                                                   5,000          5,067
   Little Chute, Community
     Development Authority,
     Resource One International LLC
     Project, RB
        1.360%, 12/05/08 (A)(B)                                            6,040          6,040
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB
        0.950%, 12/04/08 (B)                                               3,000          3,000
   Milwaukee, Redevelopment
     Authority, Montessori Society
     School Project, RB
        0.850%, 12/01/08 (A)(B)                                            1,245          1,245
   Milwaukee, Redevelopment
     Authority, YMCA Project, RB
        1.750%, 12/01/08 (A)(B)                                           14,470         14,470
   University of Wisconsin, Hospitals
     & Clinics Authority, Stars
     Hospital Project, Ser A, RB,
     FSA
        2.550%, 12/05/08 (B)                                               6,500          6,500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Aurora Healthcare Project,
     Ser C, RB
        1.800%, 12/01/08 (A)(B)                                           23,000         23,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Bay Area Medical Center
     Project, RB
        1.800%, 12/01/08 (A)(B)                                            5,500          5,500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Blood Center Project, Ser A, RB
        1.050%, 12/03/08 (A)(B)                                            3,915          3,915
   Wisconsin State, Health &
     Educational Facilities Authority,
     Community Health Project,
     Ser B, RB
        2.030%, 12/03/08 (A)(B)                                            4,560          4,560
   Wisconsin State, Health &
     Educational Facilities Authority,
     Concordia University Project,
     RB
        1.430%, 12/04/08 (B)                                               3,035          3,035
   Wisconsin State, Health &
     Educational Facilities Authority,
     Hospice Care Holdings Project,
     RB
        1.080%, 12/04/08 (A)(B)                                              500            500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Lutheran College Project, RB
        1.000%, 12/01/08 (A)(B)                                              300            300
   Wisconsin State, Health &
     Educational Facilities Authority,
     Madison Family Medicine
     Project, RB
       1.400%, 12/04/08 (A)(B)                                             4,255          4,255
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health System Project,
     Ser C, RB
        0.900%, 12/04/08 (A)(B)                                            1,960          1,960
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B, RB
        0.900%, 12/04/08 (A)(B)                                              760            760
   Wisconsin State, Health &
     Educational Facilities Authority,
     Prohealth Care Project, Ser A,
     RB
        1.800%, 12/01/08 (A)(B)                                            6,500          6,500
   Wisconsin State, Housing &
     Economic Development
     Authority, Ser B, RB
        0.900%, 12/04/08 (B)                                               7,420          7,420
                                                                                  -------------
                                                                                         98,027
                                                                                  -------------
MULTI-STATE -- 3.5%
   BB&T Municipal Trust, Ser 1024,
     RB
        1.000%, 12/04/08 (A)(B)                                            5,500          5,500
   BB&T Municipal Trust, Ser 1025,
     RB
        1.000%, 12/01/08 (A)(B)                                           11,795         11,795
   BB&T Municipal Trust, Ser 1027,
     RB
        1.000%, 12/01/08 (A)(B)                                           11,085         11,085
   BB&T Municipal Trust, Ser 2008-
     44, RB
        0.950%, 12/01/08 (B)                                              10,745         10,745

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
November 30, 2008

                                                                    Face Amount       Value
Description                                                        ($ Thousands)  ($ Thousands)
---------------------------------------------------------------    -------------  -------------
   BB&T Municipal Trust, Ser 2028,
     RB, AMBAC
        0.850%, 12/05/08 (B)                                       $       7,830  $       7,830
   BB&T Municipal Trust, Ser 2031,
     RB, FSA
        0.850%, 12/04/08 (B)                                               1,700          1,700
   BB&T Municipal Trust, Ser 31,
     RB
        0.800%, 12/01/08 (B)                                                 700            700
                                                                                  -------------
                                                                                         49,355
                                                                                  -------------
Total Municipal Bonds
   (Cost $1,397,686) ($ Thousands)                                                    1,397,686
                                                                                  -------------
Total Investments -- 100.6%
   (Cost $ 1,397,686)
   ($ Thousands)+                                                                 $   1,397,686
                                                                                  =============

Percentages are based on Net Assets of $1,388,773 ($ Thousands).
(A) Securities are held in connection with a letter of credit issued by a major bank.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The date shown is the earlier of the reset date or the demand date.
(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Corporation

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

TAN -- Tax Anticipation Note

TRAN -- Tax and Revenue Anticipation Note

XLCA -- XL Capital Assurance

+     For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Massachusetts Tax Free Money Market Fund
November 30, 2008

                                                           Face Amount        Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
MUNICIPAL BONDS -- 99.1%

MASSACHUSETTS -- 88.0%
   Berkshire, Regional Transit
     Authority, RAN
        3.500%, 09/11/09                                  $       2,000   $       2,022
   Deutsche Bank Spears/Lifers Trust,
     Ser 658, RB
        0.690%, 12/04/08 (A)                                      4,100           4,100
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Systems Project, Ser B, RB
     Pre-Refunded @ 101
        5.125%, 03/01/09 (B)                                      1,255           1,277
   Massachusetts Bay, Transportation
     Authority, Municipal Securities
     Trust Receipts, Ser SGA 123, RB
        1.000%, 12/03/08 (A)                                      1,000           1,000
   Massachusetts State, Development
     Finance Agency, Assumption
     College Project, Ser A, RB
        1.080%, 12/03/08 (A)(C)                                   6,310           6,310
   Massachusetts State, Development
     Finance Agency, Bartlett School
     Project, RB
        0.850%, 12/04/08 (A)(C)                                   4,400           4,400
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB
        0.780%, 12/04/08 (A)(C)                                   6,630           6,630
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB
        1.030%, 12/03/08 (A)(C)                                   2,955           2,955
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A, RB
        0.850%, 12/04/08 (A)(C)                                   7,900           7,900
   Massachusetts State, Development
     Finance Agency, Bridgewell
     Project, Ser A, RB
        1.250%, 12/04/08 (A)(C)                                   3,000           3,000
   Massachusetts State, Development
     Finance Agency, Dana Hall
     School Project, RB
        0.850%, 12/04/08 (A)(C)                                   4,700           4,700
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB
        0.850%, 12/04/08 (A)(C)                                   2,725           2,725
   Massachusetts State, Development
     Finance Agency, Exploration
     School, RB
        0.850%, 12/04/08 (A)(C)                                   2,750           2,750
   Massachusetts State, Development
     Finance Agency, ISO New
     England Project, RB
        1.200%, 12/04/08 (A)(C)                                   7,455           7,455
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB
        0.820%, 12/03/08 (A)(C)                                   7,445           7,445
   Massachusetts State, Development
     Finance Agency, Marine
     Biological Lab Project, RB
        0.720%, 12/04/08 (A)(C)                                   5,400           5,400
   Massachusetts State, Development
     Finance Agency, Marino
     Foundation Project, RB
        0.800%, 12/04/08 (A)(C)                                   1,600           1,600
   Massachusetts State, Development
     Finance Agency, North Shore
     Multi-Mode YMCA Project, RB
        1.250%, 12/04/08 (A)(C)                                   4,500           4,500
   Massachusetts State, Development
     Finance Agency, Scandinavian
     Living Center Project, RB
        4.750%, 12/04/08 (A)(C)                                   2,600           2,600
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC
        2.000%, 12/04/08 (A)                                      5,050           5,050
   Massachusetts State, Development
     Finance Agency, Seven Hills
     Foundation Project, Ser A, RB
        0.850%, 12/03/08 (A)(C)                                   2,000           2,000
   Massachusetts State, Development
     Finance Agency, The Rivers
     School Project, RB
        0.850%, 12/04/08 (A)(C)                                   2,900           2,900
   Massachusetts State, Development
     Finance Agency, Walnut Hill
     School District, RB
        1.030%, 12/03/08 (A)(C)                                     600             600
   Massachusetts State, Development
     Finance Agency, Walnut Hill
     School Project, RB
        1.030%, 12/03/08 (A)(C)                                   3,500           3,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     CIL Realty Project, RB
        0.950%, 12/03/08 (A)(C)                                   1,900           1,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Dana-Farber Cancer Institute
     Project, Ser L-1, RB
        0.600%, 12/04/08 (A)(C)                                   5,000           5,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB
        0.770%, 12/04/08 (A)(C)                                   5,100           5,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Hillcrest Extended Care Project,
     Ser A, RB
        0.850%, 12/03/08 (A)(C)                                   3,000           3,000

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Massachusetts Tax Free Money Market Fund
November 30, 2008

                                                           Face Amount        Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Museum of Fine Arts Project,
     Ser A2, RB
        0.900%, 12/01/08 (A)                              $       1,500   $       1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser D-6, RB
        0.900%, 12/01/08 (A)                                         40              40
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser 2649, RB
        2.000%, 12/04/08 (A)                                      7,380           7,380
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B,
     RB
        0.780%, 12/04/08 (A)(C)                                   1,400           1,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Project, Ser G,
     RB
        0.700%, 12/01/08 (A)                                        800             800
   Massachusetts State, Housing
     Finance Agency, Ser F, RB, FSA
        3.000%, 12/03/08 (A)                                      5,000           5,000
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB
        0.770%, 12/04/08 (A)(C)                                   1,715           1,715
   Massachusetts State, Industrial
     Finance Agency, Governor
     Dummer Academy Project, RB
        0.780%, 12/04/08 (A)(C)                                     250             250
   Massachusetts State, Turnpike
     Authority, Ser 140, RB, FGIC
        0.800%, 12/06/08 (A)(D)                                   5,000           5,000
   Massachusetts State, Water
     Resources Authority, RB, MBIA
     Pre-Refunded 08/01/13 @ 100
        0.500%, 12/07/08 (A)(B)                                   6,585           6,585
                                                                          -------------
                                                                                137,489
                                                                          -------------

PUERTO RICO -- 11.1%
   Deutsche Bank Spears/Lifers Trust,
     Ser 344, RB, MBIA, AMBAC
        0.980%, 12/04/08 (A)                                      6,565           6,565
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser DCL
     2008-013, RB, FSA
        4.000%, 12/04/08 (A)(C)                                   5,900           5,900
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser DCL 8, RB, FSA
        4.000%, 12/04/08 (A)(C)                                   4,875           4,875
                                                                          -------------
                                                                                 17,340
                                                                          -------------

Total Municipal Bonds
   (Cost $154,829) ($ Thousands)                                                154,829
Total Investments -- 99.1%                                                -------------
   (Cost $154,829) ($ Thousands)+                                         $     154,829
                                                                          =============

Percentages are based on Net Assets of $156,293 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The date shown is the earlier of the reset date or the demand date.
(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(C) Securities are held in connection with a letter of credit issued by a major bank.
(D)   Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Corporation

FGIC  -- Financial Guaranty Insurance Company

FSA   -- Financial Security Assistance

MBIA  -- Municipal Bond Investors Association

RAN   -- Revenue Anticipation Note

RB    -- Revenue Bond

Ser   -- Series

+     For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
MUNICIPAL BONDS -- 97.8%

ALABAMA -- 0.7%
   Jefferson County, Public Building
     Authority, RB, AMBAC
        5.000%, 04/01/14                                  $       2,000   $       1,760
   Mobile, Industrial Development
     Board of Pollution, Barry Power
     Company Project, Ser B, RB
        4.875%, 06/01/34 (A)                                      3,500           3,504
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA
        5.000%, 11/15/13 (B)                                      1,000           1,095
                                                                          -------------
                                                                                  6,359
                                                                          -------------
ALASKA -- 1.4%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
        6.000%, 07/01/14                                          2,920           3,271
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15                                          1,940           1,948
   Alaska State, Housing Finance
     Authority, Ser B, RB, MBIA
     Callable 06/01/15 @ 100
        5.000%, 12/01/20                                          5,000           5,011
   Alaska State, International Airport
     Authority, Ser A, AMT, RB, MBIA
        5.000%, 10/01/12                                          2,000           2,010
                                                                          -------------
                                                                                 12,240
                                                                          -------------
ARIZONA -- 3.7%
   Arizona State, Agricultural
     Improvement & Power Authority,
     Salt River Project, Ser B, RB
     Callable 01/01/13 @ 100
        5.000%, 01/01/25                                          4,000           3,930
   Arizona State, Health Facilities
     Authority, Banner Health Project,
     Ser A, RB
     Callable 01/01/17 @ 100
        5.000%, 01/01/18                                          4,500           4,179
   Arizona State, Transportation
     Board, Maricopa County Region
     Area Road Project, RB
        5.000%, 07/01/16                                          1,525           1,655
   Arizona State, Water Infrastructure
     Finance Authority, Water Quality
     Project, Ser A, RB
     Callable 10/01/18 @ 100
        5.000%, 10/01/21                                          2,750           2,821
   Mesa, Utility Systems Authority,
     RB, MBIA-RE FGIC
        6.500%, 07/01/11                                          2,000           2,185
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11 (B)                                      7,000           7,902
   Phoenix, Civic Improvement
     Corporation, Junior Lien, RB,
     MBIA
     Callable 07/01/17 @ 100
        5.000%, 07/01/20                                          2,000           2,052
   Pima County, Industrial
     Development Authority, Capital
     Appreciation, Ser B, AMT, RB
     Callable 03/01/14 @ 101
        4.550%, 09/01/25                                          1,375           1,267
   Pima County, Unified School
     District , GO, FSA
     Callable 07/01/12 @ 100
        4.750%, 07/01/14                                          3,000           3,102
   Scottsdale, Industrial Development
     Authority, Scottsdale Healthcare
     Project, Ser A, RB
     Callable 09/01/18 @ 100
        5.000%, 09/01/19                                          3,820           3,353
                                                                          -------------
                                                                                 32,446
                                                                          -------------
ARKANSAS -- 0.7%
   Arkansas State, Development
     Finance Authority, Mortgage
     Backed Securities Program,
     Ser A, RB
     Callable 01/01/11 @ 100
        4.700%, 07/01/16                                            640             603
   Arkansas State, University of
     Central Arkansas, Auxiliary
     Project, Ser C, RB, AMBAC
        6.125%, 04/01/26                                          1,535           1,573
   Arkansas State, University of
     Central Arkansas, Student Fee
     Project, Ser B, RB, AMBAC
        6.125%, 04/01/26                                          1,535           1,572
   Arkansas State, University of
     Central Arkansas, Student
     Housing Project, Ser A, RB,
     AMBAC
        6.000%, 04/01/21                                          1,990           2,080
                                                                          -------------
                                                                                  5,828
                                                                          -------------
CALIFORNIA -- 6.8%
   California State, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB
        5.200%, 12/01/29 (A)                                      2,750           2,796

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   California State, Communities
     Development Authority, Irvine
     LLC-UCI East Campus Project,
     RB
     Callable 05/15/18 @ 100
        6.000%, 05/15/23                                  $       3,500   $       3,064
   California State, Communities
     Development Authority, Southern
     California Education Project,
     Ser A, RB, XLCA
        4.100%, 04/01/28 (A)                                      1,890           1,795
   California State, Communities
     Development Authority, St.
     Joseph Project, Ser F, RB, FSA
        5.250%, 07/01/16                                          2,100           2,236
   California State, Economic
     Recovery Authority, Ser A, GO,
     MBIA
        5.250%, 07/01/13                                          2,000           2,148
   California State, GO
        5.250%, 02/01/11                                          2,000           2,090
        5.000%, 08/01/14                                          1,525           1,608
        5.000%, 11/01/15                                          2,325           2,443
   California State, GO
     Callable 04/01/09 @ 100
        6.250%, 10/01/19                                            480             484
   California State, Housing Finance
     Agency, Ser M, AMT, RB
     Callable 02/01/18 @ 100
        5.950%, 08/01/25                                          2,800           2,503
   California State, Pollution Control
     Financing Authority, Pacific Gas
     Project, Ser B, AMT, RB,
     AMBAC
     Callable 06/01/17 @ 100
        4.750%, 12/01/23                                          4,000           2,910
   California State, Ser 2007, GO
     Callable 06/01/09 @ 100
        5.250%, 06/01/12                                            690             697
   Golden State, Tobacco
     Securitization Project, Capital
     Appreciation Project, Ser A, RB,
     AMBAC
     Callable 06/01/18 @ 100
        1.282%, 06/01/23                                          3,500           2,659
   Golden State, Tobacco
     Securitization Project, Ser 2003
     A-1, RB
     Pre-Refunded @ 100
        6.750%, 06/01/39 (C)                                      5,000           5,709
   Golden State, Tobacco
     Securitization Project, Ser A, RB,
     AMBAC
     Callable 06/01/10 @ 100
        5.000%, 06/01/20                                          1,000             907
   Golden State, Tobacco
     Securitization Project, Ser A-1,
     RB
     Callable 06/01/17 @ 100
        4.500%, 06/01/27                                         10,665           8,584
   Imperial, Irrigation & Electric
     District, RB
     Callable 11/01/18 @ 100
        5.250%, 11/01/19                                          1,000           1,034
        5.250%, 11/01/20                                          1,000           1,017
   Kings River, Conservation District,
     Peaking Project, COP
        5.000%, 05/01/12                                          2,300           2,314
   Lammersville, School District
     #2002, Mountain House Project,
     Special Tax Obligation
     Callable 09/01/16 @ 100
        5.125%, 09/01/35                                          1,000             658
   Long Beach, Unified School
     District, Ser D, GO, FSA
     Callable 08/01/10 @ 101
        5.000%, 08/01/31                                          2,000           1,811
   Northern California, Tobacco
     Securitization Authority, Ser A-1,
     RB
     Callable 06/01/15 @ 100
        4.750%, 06/01/23                                            895             708
   Roseville Westpark, Community
     Facilities District #1, Special Tax
     Obligation
     Callable 03/01/09 @ 103
        5.200%, 09/01/26                                          1,000             712
   San Diego County, Regional Airport
     Authority, AMT, RB, AMBAC
        5.000%, 07/01/11                                          2,135           2,109
   University of California, Ser A, RB,
     AMBAC
        5.000%, 05/15/13                                          5,500           5,907
                                                                          -------------
                                                                                 58,903
                                                                          -------------
COLORADO -- 0.0%
   Colorado State, Housing & Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 01/20/09 @ 105
        6.750%, 05/01/17                                             15              15
   Colorado State, Housing & Finance
     Authority, Single-Family Housing
     Project, Ser Sub C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                            180             176
                                                                          -------------
                                                                                    191
                                                                          -------------


           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
CONNECTICUT -- 0.1%
   Connecticut State, Transportation
     Infrastructure Authority, Special
     Tax Obligation, Ser B, RB
        6.125%, 09/01/12                                  $       1,100   $       1,192
                                                                          -------------
FLORIDA -- 6.6%
   Broward County, Airport System
     Authority, Ser L, RB, AMBAC
     Callable 10/01/14 @ 100
        5.000%, 10/01/16                                          3,500           3,580
   Broward County, School Board,
     Ser B, COP, FSA
        5.250%, 07/01/16                                          5,000           5,225
   East Homestead, Community
     Development District, Ser B, SAB
        5.000%, 05/01/11                                          1,910           1,757
   Escambia County, Health Facilities
     Authority, Ascension Health
     Credit Project, Ser A, RB
        5.250%, 11/15/13                                          1,500           1,543
   Florida Municipal Power Agency,
     Ser A, RB
     Callable 10/01/18 @ 100
        5.250%, 10/01/21                                          5,500           5,521
   Florida State, Citizens Property
     Insurance, Secured-High Risk
     Account Project, Ser A, RB,
     MBIA
        5.000%, 03/01/14                                          2,500           2,517
   Florida State, Division of Bond
     Finance, Environmental
     Protection Preservation Project,
     Ser A, RB, FSA
        6.000%, 07/01/13                                          3,490           3,837
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                             70              70
   Gulf Breeze, Miami Beach Local
     Government Project, Ser E, RB,
     FGIC
        5.000%, 12/01/20                                          1,465           1,541
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
        5.500%, 10/01/09                                          2,820           2,903
   Hillsborough County, Capacity
     Special Assessment Obligation,
     MBIA-RE FGIC
        5.000%, 03/01/16                                          3,375           3,438
   Hillsborough County, School Board,
     COP, MBIA
        5.000%, 07/01/16                                          1,290           1,340
   Jacksonville, Aviation Authority,
     AMT, RB, AMBAC
        5.000%, 10/01/15                                          2,910           2,790
   Miami-Dade County, Educational
     Facilities Authority, University of
     Maimi Project, Ser B, RB,
     AMBAC
        5.000%, 04/01/17                                          2,000           2,048
   Miami-Dade County, Educational
     Facilities Authority, University of
     Miami Project, Ser A, RB,
     AMBAC
     Pre-Refunded @ 100
        5.000%, 04/01/34 (C)                                      4,500           4,970
   Miami-Dade County, Public
     Facilities Authority, Jackson
     Health Systems Project, Ser B,
     RB, MBIA
        5.000%, 06/01/14                                          4,370           4,553
   Miami-Dade County, Water & Sewer
     Authority, Ser B, RB, FSA
        5.250%, 10/01/19                                          3,000           3,059
   Orlando, Aviation Authority, Ser A,
     AMT, RB, FSA
        5.000%, 10/01/15                                          3,500           3,257
   Palm Beach County, Solid Waste
     Authority, RB, AMBAC
        5.000%, 10/01/11                                          3,000           3,161
                                                                          -------------
                                                                                 57,110
                                                                          -------------
GEORGIA -- 3.9%
   Burke County, Development
     Authority, Oglethorpe Power
     Project, Ser 2006 C-2, RB,
     AMBAC
        4.625%, 01/01/37 (A)                                      4,150           4,250
   Gainesville, Redevelopment
     Authority, Riverside Military
     Academy Project, RB
     Callable 03/01/17 @ 100
        5.125%, 03/01/37                                          2,000             987
   Georgia State, Housing & Finance
     Authority, Single Family
     Mortgage Project, Ser Sub B-4,
     AMT, RB
     Callable 11/01/09 @ 100
        5.250%, 06/01/20                                          2,790           2,790
   Georgia State, Main Street Natural
     Gas, Ser A, RB
        5.000%, 03/15/14                                          3,560           3,381
   Georgia State, Main Street Natural
     Gas, Ser B, RB
        5.000%, 03/15/15                                            850             715
        5.000%, 03/15/16                                          2,800           2,304

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Georgia State, Municipal Electric
     Power Authority, Ser V, RB,
     MBIA
        6.500%, 01/01/12                                  $       2,935   $       3,132
   Georgia State, Ser B, GO
     Callable 04/01/17 @ 100
        5.000%, 04/01/18                                          2,195           2,333
   Georgia State, Ser E, GO
        5.000%, 08/01/12                                          4,205           4,551
   Gwinnett County, School District,
     GO
     Callable 02/01/18 @ 100
        5.000%, 02/01/21                                          2,200           2,268
        5.000%, 02/01/23                                          3,080           3,137
   Marietta, Development Authority,
     Life University Project, RB
     Callable 06/15/18 @ 100
        6.250%, 06/15/20                                          1,245           1,051
   Savannah, Hospital Authority, St.
     Joseph's/Chandler Health
     Systems Project, Ser B, RB, FSA
     Callable 01/20/09 @ 101
        5.250%, 07/01/09                                          2,625           2,656
                                                                          -------------
                                                                                 33,555
                                                                          -------------
HAWAII -- 0.1%
   Honolulu City & County, Water
     Authority, Ser B, AMT, RB, MBIA
        5.000%, 07/01/15                                          1,000           1,020
                                                                          -------------
IDAHO -- 0.4%
   Idaho State, Housing & Finance
     Association, Federal Highway
     Transportation Project, Ser A,
     RAN
     Callable 07/15/18 @ 100
        5.250%, 07/15/21                                          3,290           3,403
   Idaho State, Housing & Finance
     Association, Single-Family
     Mortgage Project, Ser C, AMT,
     RB
     Callable 01/01/11 @ 100
        5.600%, 01/01/21                                            185             183
                                                                          -------------
                                                                                  3,586
                                                                          -------------
ILLINOIS -- 2.8%
   Chicago, Airport Authority, O'Hare
     International Airport Project,
     Second Lien, AMT, RB, AMBAC
     Callable 01/01/10 @ 101
        5.500%, 01/01/12                                          7,500           7,552
   Chicago, Ser A, GO, MBIA
     Pre-Refunded @ 100
        5.000%, 01/01/34 (C)                                        455             496
   Chicago, Transit Authority, Public
     Building Commission, RB,
     AMBAC
        5.000%, 03/01/13 (B)                                      2,000           2,189
   Chicago, Water Authority, Capital
     Improvement Tax, GO
     Pre-Refunded @ 100
        5.000%, 12/01/35 (C)                                      5,000           5,508
   Illinois State, Health Facilities
     Authority, Condell Medical
     Center Project, RB
        6.000%, 05/15/10 (B)                                        465             465
   Illinois State, Ser B, GO
        5.000%, 01/01/13                                          5,000           5,379
   Regional Transportation Authority,
     Ser B, RB
        5.500%, 06/01/20                                          2,710           2,857
                                                                          -------------
                                                                                 24,446
                                                                          -------------
INDIANA -- 2.4%
   Indiana State, Finance Authority,
     State Revolving Funding
     Program, Ser A, RB
        5.000%, 02/01/16                                          3,000           3,166
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Project, Ser A, RB
        5.000%, 10/01/27 (A)                                      4,900           4,989
   Indiana State, Office Building
     Commission, State Office
     Building II Facilities Project,
     Ser D, RB
        6.900%, 07/01/11                                          3,105           3,278
   Indiana University, Student Fees
     Project, Ser S, RB
     Callable 08/01/18 @ 100
        5.000%, 08/01/19                                          2,000           2,086
   Indianapolis, Airport Authority ,
     Industrial Public Improvement
     Project, Ser F, AMT, RB, AMBAC
        5.000%, 01/01/15                                          2,000           1,904
   Indianapolis, Thermal Energy
     Systems Project, Ser A, RB,
     MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                          2,860           3,010
   Jasper County, Industrial Pollution
     Control Board, Ser B, RB, MBIA
        5.600%, 11/01/16                                          2,400           2,373
                                                                          -------------
                                                                                 20,806
                                                                          -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
IOWA -- 0.6%
   Iowa State, Finance Authority,
     Pollution Control Facilities,
     Interstate Power Project, RB,
     FGIC
        5.000%, 07/01/14                                  $       2,250   $       2,227
   Iowa State, Tobacco Settlement
     Authority, Ser B, RB
     Pre-Refunded @ 101
        5.600%, 06/01/35 (C)                                      2,500           2,704
                                                                          -------------
                                                                                  4,931
                                                                          -------------
KANSAS -- 0.3%
   Sedwick & Shawnee Counties,
     Mortgage Backed Securities
     Program, Ser B-3, AMT, RB
     Callable 12/01/16 @ 104
        5.250%, 12/01/38                                          1,750           1,489
   Wyandotte County, Legends Village
     West Project, RB
     Callable 10/01/16 @ 100
        4.875%, 10/01/28                                          1,460             969
                                                                          -------------
                                                                                  2,458
                                                                          -------------
LOUISIANA -- 0.4%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Project, Ser A, RB
        5.000%, 10/01/12                                            930             833
   Louisiana State, Public Facilities
     Authority, Archdiocese of New
     Orleans Project, RB, CIFG
     Callable 07/01/17 @ 100
        5.000%, 07/01/20                                            880             737
   New Orleans, Aviation Board,
     Ser B-2, AMT, RB, FSA
        5.000%, 01/01/13                                          1,735           1,720
                                                                          -------------
                                                                                  3,290
                                                                          -------------
MARYLAND -- 3.2%
   Maryland State, Department of
     Transportation, Port
     Administration Facilities Project,
     AMT, COP, AMBAC
        5.250%, 06/15/14                                          1,335           1,399
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Health Systems
     Project, RB
        5.000%, 05/15/46 (A)                                        790             808
   Maryland State, State & Local
     Facilities Lien, Capital
     Improvement Project, Ser A, GO
        5.500%, 03/01/14                                          2,195           2,455
   Maryland State, State & Local
     Facilities Lien, Ser 1, GO
     Callable 03/15/17 @ 100
        5.000%, 03/15/19                                          5,040           5,305
   Maryland State, State & Local
     Facilities Lien, Ser 1, GO
        5.000%, 03/15/17                                          3,000           3,265
   Maryland State, State & Local
     Facilities Lien, Ser 2, GO
        5.000%, 08/01/14                                          4,000           4,394
        5.000%, 08/01/16                                          3,925           4,301
        5.000%, 07/15/18                                          5,000           5,387
                                                                          -------------
                                                                                 27,314
                                                                          -------------
MASSACHUSETTS -- 6.5%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                          3,300           3,462
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/22                                          3,000           3,035
        5.000%, 07/01/23                                          3,000           3,009
   Massachusetts State, Federal
     Highway Authority, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/13                                          3,000           3,242
   Massachusetts State, Federal
     Highway Project, Ser A, GAN,
     FSA
        5.000%, 12/15/14                                         10,000          10,855
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Project, Ser E-2, RB
     Callable 07/01/18 @ 100
        5.375%, 07/01/21                                          2,145           1,825
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center
     Project, Ser C, RB, MBIA-RE
     FGIC
        5.000%, 08/15/14                                          2,395           2,497
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 01/20/09 @ 101
        5.250%, 06/01/11                                          1,585           1,598
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser M, RB
        5.250%, 07/01/29                                          1,500           1,515
   Massachusetts State, Housing
     Finance Agency, Ser D, AMT, RB
     Callable 12/01/09 @ 100
        3.900%, 12/01/17 (A)                                      2,000           2,031

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Massachusetts State, Ser A, GO
        5.250%, 08/01/13                                  $       3,235   $       3,532
        5.250%, 08/01/15                                          5,000           5,506
   Massachusetts State, Ser C, GO,
     AMBAC
        5.000%, 08/01/10 (B)                                        190             200
   Massachusetts State, Ser C, GO,
     FSA
        5.500%, 12/01/17                                          3,000           3,337
   Massachusetts State, Water
     Pollution Abatement Authority,
     RB
        5.000%, 08/01/20                                          3,365           3,455
   Massachusetts State, Water
     Pollution Abatement Authority,
     Ser 1, RB
        5.000%, 08/01/15                                          2,770           3,008
        5.000%, 08/01/16                                          2,250           2,428
   Massachusetts State, Water
     Resources Authority, Ser A, RB,
     FGIC
        6.125%, 08/01/11 (B)                                      1,500           1,647
                                                                          -------------
                                                                                 56,182
                                                                          -------------
MICHIGAN -- 1.7%
   Chippewa Valley, School District,
     GO, FSA
     Callable 11/01/16 @ 100
        4.500%, 05/01/22                                          1,735           1,617
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                          3,000           3,206
   Wayne Charter County, Airport
     Authority, Detroit Metro Project,
     Ser A, AMT, RB, MBIA
     Callable 01/20/09 @ 101
        5.250%, 12/01/11                                          9,645           9,719
                                                                          -------------
                                                                                 14,542
                                                                          -------------
MINNESOTA -- 1.1%
   Minneapolis, Ser A, RB
     Callable 11/15/18 @ 100
        6.375%, 11/15/23                                          3,250           3,157
   Minnesota State, GO
        5.000%, 06/01/14                                          1,400           1,530
   Minnesota State, Retirement
     Systems Building Project, RB
     Callable 06/01/10 @ 100
        5.875%, 06/01/27                                            920             931
   St. Louis Park, Health Care
     Authority, Nicollet Health
     Services Project, Ser C, RB
        5.500%, 07/01/17                                          4,240           4,038
                                                                          -------------
                                                                                  9,656
                                                                          -------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
     Housing Authority, Ser D, RB,
     Callable 01/20/09 @ 104
        6.650%, 07/01/12 (A)                                        235             231
                                                                          -------------
MISSOURI -- 0.4%
   Missouri State, Development
     Finance Board of Infrastructure,
     Crackerneck Creek Project,
     Ser C, RB
     Callable 03/01/16 @ 100
        5.000%, 03/01/28                                          1,050             901
   Missouri State, Development
     Finance Board of Infrastructure,
     Crackerneck Creek Project,
     Ser C, TA
     Callable 03/01/14 @ 100
        5.000%, 03/01/26                                          1,000             876
   Missouri State, Joint Municipal
     Electric Utility Commission, latan
     2 Project, Ser A, RB, AMBAC
        5.000%, 01/01/15                                          2,000           2,105
                                                                          -------------
                                                                                  3,882
                                                                          -------------
MONTANA -- 0.2%
   Montana State, Department of
     Transportation Authority,
     Highway 93 Construction Project,
     GAN, MBIA
     Callable 06/01/15 @ 100
        5.250%, 06/01/16                                          1,400           1,523
                                                                          -------------
NEVADA -- 0.2%
   Clark County, Airport Authority, Sub
     Lien, Ser A-1, AMT, RB, AMBAC
     Callable 07/01/17 @ 100
        5.000%, 07/01/19                                          1,000             884
   Henderson, Local Improvement
     Districts, Ser T-18, SAB
     Callable 03/01/09 @ 103
        5.300%, 09/01/35                                          1,995           1,002
                                                                          -------------
                                                                                  1,886
                                                                          -------------
NEW JERSEY -- 3.3%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/29 (A)                                      2,000           2,018
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
        5.500%, 09/01/15                                          3,110           3,420


           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser O, RB
        5.000%, 03/01/13                                  $       4,000   $       4,244
   New Jersey State, Equipment Lease
     & Purchase Project, Ser A, COP
        5.000%, 06/15/14                                          2,500           2,664
   New Jersey State, Tobacco
     Settlement Authority, Ser 1A, RB
     Callable 06/01/17 @ 100
        4.500%, 06/01/23                                          1,510           1,113
   New Jersey State, Transportation
     Trust Fund Authority, RB,
     AMBAC
        5.250%, 12/15/22                                          5,000           4,961
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser A, RB
        5.250%, 12/15/20                                          7,250           7,327
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser A, RB, AMBAC
        5.500%, 12/15/15                                          2,750           2,947
                                                                          -------------
                                                                                 28,694
                                                                          -------------
NEW MEXICO -- 0.7%
   Jicarilla, Apache Nation
     Reservation, Ser A, RB
        5.000%, 09/01/11                                          1,000           1,048
        5.000%, 09/01/13                                          3,200           3,378
   New Mexico State, Mortgage
     Finance Authority, Single-Family
     Mortgage Program, Ser D-2,
     AMT, RB
     Callable 01/20/09 @ 102
        6.000%, 01/01/29                                          1,620           1,618
                                                                          -------------
                                                                                  6,044
                                                                          -------------
NEW YORK -- 8.4%
   Dutchess County, Industrial
     Development Agency, IBM
     Project, AMT, RB
     Callable 12/01/09 @ 100
        5.450%, 12/01/29 (A)                                      4,500           4,654
   Metropolitan New York,
     Transportation Authority,
     Ser 2008C, RB
     Callable 11/15/18 @ 100
        6.500%, 11/15/28                                          2,860           2,938
   Metropolitan New York,
     Transportation Authority, Ser A,
     RB
        5.000%, 11/15/18                                          2,500           2,494
   New York & New Jersey, Port
     Authority, Ser 131, AMT, RB
     Callable 06/15/13 @ 101
        5.000%, 12/15/13                                          1,550           1,577
   New York City, Industrial
     Development Agency, Terminal
     One Group Association Project,
     AMT, RB
        5.500%, 01/01/14                                          2,000           2,033
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                          3,500           3,654
   New York City, Ser K, GO
     Callable 08/01/15 @ 100
        5.000%, 08/01/21                                          5,000           4,849
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser B, RB
     Callable 05/01/17 @ 100
        5.000%, 11/01/18                                          2,815           2,947
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100
        5.500%, 05/01/09 (A)                                      3,250           3,380
   New York State, Dormitory
     Authority, Orange Regional
     Medical Center Project, RB
     Callable 12/01/18 @ 100
        6.500%, 12/01/21                                          2,500           2,055
   New York State, Dormitory
     Authority, Ser B, RB
     Callable 05/15/12 @ 100
        5.250%, 05/15/09 (A)                                      7,000           7,268
   New York State, Dormitory
     Authority, Ser B, RB, XLCA
        5.250%, 01/01/09 (A)                                      4,275           4,509
   New York State, Dormitory
     Authority, State University
     Educational Facilities Project,
     Ser A, RB, MBIA
        5.500%, 05/15/13                                          8,125           8,718
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, Ser 2, RB
        5.750%, 06/15/12                                            190             209
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, Ser B, RB
     Callable 06/15/18 @ 100
        5.000%, 06/15/21                                          1,580           1,601
   New York State, Thruway Authority,
     Ser B, RB, AMBAC
        5.250%, 04/01/13                                          4,050           4,371
   New York State, Tobacco
     Settlement Authority, RB
     Callable 06/01/13 @ 100
        5.500%, 06/01/20                                          1,615           1,584

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   New York State, Tobacco
     Settlement Authority, Ser B, RB
        5.000%, 06/01/12                                  $       2,570   $       2,672
   New York State, Urban
     Development Authority, Ser A,
     RB
        5.000%, 01/01/17                                          1,175           1,197
   Triborough Bridge & Tunnel
     Authority, RB
        5.000%, 11/15/17                                          2,150           2,297
   Triborough Bridge & Tunnel
     Authority, Ser Sub B-1, RB
     Callable 11/15/13 @ 100
        5.000%, 11/15/25 (A)                                      5,000           5,294
   Triborough Bridge & Tunnel
     Authority, Ser Sub B-3, RB
     Callable 11/15/15 @ 100
        5.000%, 11/15/38 (A)                                      2,250           2,373
                                                                          -------------
                                                                                 72,674
                                                                          -------------
NORTH CAROLINA -- 1.1%
   North Carolina State, Medical Care
     Commission, First Mortgage-
     Presbyterian Homes Project, RB
     Callable 10/01/16 @ 100
        5.500%, 10/01/31                                          2,360           1,587
   North Carolina State, Medical Care
     Commission, Novant Health
     Obligation Group Project, Ser A,
     RB
        5.000%, 11/01/13                                          3,500           3,548
   North Carolina State, Ser A, GO
        5.000%, 06/01/14                                          2,400           2,626
   Raleigh-Durham, Airport Authority,
     AMT, RB, FGIC
     Callable 05/01/17 @ 100
        5.000%, 05/01/18                                          2,000           1,819
                                                                          -------------
                                                                                  9,580
                                                                          -------------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
     Callable 11/01/14 @ 100
        5.000%, 11/01/31                                          1,000             814
                                                                          -------------
OHIO -- 3.0%
   Buckeye, Tobacco Settlement
     Financing Authority, Ser A-2, RB
     Callable 06/01/17 @ 100
        5.125%, 06/01/24                                          7,765           5,654
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
        5.500%, 08/15/10                                          1,000           1,024
   Lakewood, Hospital Improvement
     Authority, Lakewood Hospital
     Association Project, RB
        5.500%, 02/15/13                                          2,500           2,531
   Ohio State, Conservation Projects,
     Ser A, GO
        5.000%, 09/01/15                                          1,985           2,159
   Ohio State, GO
        6.100%, 08/01/12                                          2,000           2,224
   Ohio State, Higher Education
     Facilities Commission, Case
     Weston Reserve University
     Project, RB
        6.250%, 10/01/18                                          1,000           1,118
   Ohio State, Higher Educational
     Facility Commission, Ser A, RB
     Callable 01/01/18 @ 100
        5.250%, 01/01/19                                          3,710           3,642
   Ohio State, Ser A, GO
        5.000%, 06/15/13                                          4,480           4,847
   Ohio State, Water Development
     Authority, Fresh Water Project,
     RB
        5.500%, 06/01/20                                          2,760           3,003
                                                                          -------------
                                                                                 26,202
                                                                          -------------
OKLAHOMA -- 0.2%
   Norman, Regional Hospital
     Authority, Refinance &
     Improvement Project, RB,
     Radian
        5.250%, 09/01/15                                          1,725           1,764
                                                                          -------------
OREGON -- 0.6%
   Portland, Sewer System Authority,
     First Lien, Ser A, RB
        5.000%, 06/15/18                                          5,000           5,312
                                                                          -------------
PENNSYLVANIA -- 5.5%
   Allegheny County, Hospital
     Development Authority,
     Pittsburgh Medical Center
     Project, Ser A, RB
        5.000%, 09/01/15                                          5,000           4,957
   Delaware Valley, Regional Finance
     Authority, RB
        5.500%, 07/01/12                                          5,925           6,355
   Delaware Valley, Regional Financial
     Authority, RB
        5.750%, 07/01/17                                          3,000           3,293
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                          2,250           1,730

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project, RB
     Callable 04/15/16 @ 100
        5.000%, 04/15/24                                  $       1,025   $         971
   Lancaster County, Hospital
     Authority, Lancaster General
     Hospital Project, Ser B, RB
     Callable 03/15/17 @ 100
        5.000%, 03/15/21                                          2,510           2,306
   Pennsylvania State, Economic
     Development Financing
     Authority, Colver Project, Ser F,
     AMT, RB, AMBAC
        5.000%, 12/01/14                                          4,000           4,004
   Pennsylvania State, Economic
     Development Financing
     Authority, PSEG Power LLC
     Project, AMT, RB
     Callable 01/15/09 @ 100
        4.000%, 01/15/42 (A)                                      7,000           7,015
   Pennsylvania State, GO, FSA
        5.375%, 07/01/17                                          4,200           4,651
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Penn State University Project,
     Ser A, RB
     Callable 02/15/18 @ 100
        5.000%, 08/15/20                                          2,215           2,276
   Pennsylvania State, Ser 2, GO
        5.500%, 01/01/14                                          2,500           2,770
   Philadelphia, Airport Authority,
     Ser A, AMT, RB, FSA
        5.000%, 06/15/14                                          3,650           3,560
   Sayre, Healthcare Facilities
     Authority, Guthrie Health Project,
     Ser A, RB
        6.000%, 12/01/11                                          3,420           3,508
   Westmoreland County, Municipal
     Authority, Special Obligation
        9.125%, 07/01/10 (B)                                         20              21
                                                                          -------------
                                                                                 47,417
                                                                          -------------
PUERTO RICO -- 7.5%
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser TT,
     RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/18                                          2,500           2,290
   Puerto Rico Commonwealth,
     Government Development Bank,
     Senior Notes, Ser C, AMT, RB
        5.250%, 01/01/15                                          1,725           1,665
   Puerto Rico Commonwealth,
     Government Development Board,
     Senior Notes, Ser B, RB
        5.000%, 12/01/11                                          3,000           3,047
        5.000%, 12/01/13                                          1,000           1,000
   Puerto Rico Commonwealth, Higher
     Education Authority, University of
     Puerto Rico Project, Ser Q, RB
     Callable 06/01/16 @ 100
        5.000%, 06/01/21                                          3,855           3,230
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser M, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                          4,120           3,561
        5.000%, 07/01/22                                          3,220           2,745
   Puerto Rico Commonwealth,
     Housing Finance Authority,
     Capital Funding for
     Modernization, Ser Sub, RB
        5.500%, 12/01/15                                          4,370           4,624
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12 (B)                                          5               6
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                          1,995           2,040
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/28 (A)                                      2,000           1,973
   Puerto Rico Commonwealth, Public
     Finance Authority,
     Commonwealth Appropriations
     Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/27 (A)(D)                                  27,365          27,230
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO
     Callable 07/01/13 @ 100
        5.250%, 07/01/22                                          4,725           4,152
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO
     Pre-Refunded @ 100
        5.250%, 07/01/30 (C)                                      1,235           1,410
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO
        5.250%, 07/01/15                                          2,200           2,168
        5.000%, 07/01/16                                          2,380           2,402
   Puerto Rico Commonwealth, Ser A,
     GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/30 (A)                                      1,500           1,475
                                                                          -------------
                                                                                 65,018
                                                                          -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
RHODE ISLAND -- 0.1%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25-A, RB
     Callable 01/20/09 @ 101
        4.950%, 10/01/16                                  $         675   $         628
                                                                          -------------
SOUTH CAROLINA -- 1.8%
   Charleston County, Educational
     Excellence Finance Authority,
     Charleston School District
     Project, RB
     Callable 12/01/14 @ 100
        5.000%, 12/01/16                                          3,000           3,139
   Greenville County, School District,
     Building Equity Sooner Project,
     RB
        5.500%, 12/01/17                                          4,000           4,371
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
        6.500%, 01/01/16 (B)                                      1,020           1,219
   Piedmont, Municipal Power
     Agency, Ser A, RB, FGIC
        6.500%, 01/01/16                                            800             855
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101
        5.625%, 07/01/11 (C)                                      2,885           2,977
   South Carolina State, Jobs-
     Economic Development
     Authority, Bon Secours Health
     Project, Ser A, RB
     Pre-Refunded @ 100
        5.625%, 11/15/30 (C)                                        295             329
   South Carolina State, Tobacco
     Settlement Authority, RB
     Callable 01/20/09 @ 100
        5.000%, 06/01/18                                          2,935           2,696
                                                                          -------------
                                                                                 15,586
                                                                          -------------
TENNESSEE -- 1.8%
   Clarksville, Natural Gas Acquisition,
     RB, XLCA
        5.000%, 12/15/15                                          1,650           1,369
   Hendersonville, Industrial
     Development Authority, Ashford
     83 Association Project, RB
        5.950%, 12/15/08                                            210             210
   Memphis-Shelby County, Airport
     Authority, RB
        5.050%, 09/01/12                                          1,500           1,419
   Nashville & Davidson Counties,
     Metropolitan Government, Cab
     Converter Project, RB, FGIC
        7.700%, 01/01/12                                          5,000           5,393
   Tennessee State, Energy Aquisition
     Authority, Ser A, RB
        5.000%, 09/01/16                                          5,150           4,233
   Tennessee State, Energy Aquisition
     Authority, Ser C, RB
        5.000%, 02/01/14                                          3,170           2,652
                                                                          -------------
                                                                                 15,276
                                                                          -------------
TEXAS -- 13.1%
   Aldine, Independent School
     District, School Building Project,
     GO
     Callable 02/15/18 @ 100
        5.000%, 02/15/22                                          3,805           3,827
        5.000%, 02/15/23                                          3,895           3,895
   Austin, Independent School
     District, GO
        5.250%, 08/01/15                                          3,000           3,308
   Austin, Utility Systems Authority,
     Ser 1998, RB, AMBAC
        6.750%, 11/15/12                                          5,000           5,660
   Brazos Harbor, Industrial
     Development Authority, Dow
     Chemical Project, AMT, RB
     Callable 05/01/18 @ 100
        5.900%, 05/01/38 (A)                                      2,280           1,793
   Clear Creek Island, Independent
     School District, Ser A, GO
        5.000%, 02/15/17                                          1,885           2,024
   Corpus Christi, Utility Systems
     Authority, Refinance &
     Improvement Project, RB, FSA
     Callable 07/15/16 @ 100
        4.500%, 07/15/23                                          2,000           1,800
   Cypress-Fairbanks, Independent
     School District, GO
     Callable 02/15/16 @ 100
        5.000%, 02/15/22                                          3,000           3,023
   Dallas, Area Rapid Transit
     Authority, Senior Lien, RB,
     AMBAC
     Callable 12/01/16 @ 100
        4.500%, 12/01/24                                          1,520           1,418
   Dallas, Waterworks & Sewer
     Systems Authority, RB, FSA
     Callable 10/01/09 @ 100
        5.000%, 10/01/24                                          5,000           4,956
   Dallas-Fort Worth, International
     Airport Facilities Authority, Ser A,
     AMT, RB, XLCA
     Callable 11/01/09 @ 100
        5.000%, 11/01/12                                          3,000           2,927

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount    Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Dickinson, Independent School
     District, Schoolhouse Project, GO
     Callable 02/15/15 @ 100
        5.000%, 02/15/19                                  $       4,000   $       4,113
   Fort Bend, Independent School
     District, School Building Project,
     GO
     Callable 08/15/18 @ 100
        5.000%, 08/15/23                                          1,660           1,666
   Fort Worth, Independent School
     District, GO
        5.000%, 02/15/15                                          2,000           2,172
   Frisco, Independent School District,
     School Building Project, GO
     Callable 08/15/17 @ 100
        4.500%, 08/15/23                                          2,210           2,034
   Harris County, Flood Control
     District, Ser A, GO
        5.250%, 10/01/18                                          3,000           3,239
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
        6.000%, 06/01/09                                          1,825           1,860
   Harris County, Obligation
     Certificates, GO
        6.000%, 12/15/11 (B)                                      2,000           2,221
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, AMT, RB, FSA
        6.000%, 07/01/09                                          2,000           2,034
   Houston, Community College,
     Northline Mall Campus Project,
     RB, AMBAC
     Callable 04/15/17 @ 100
        4.500%, 04/15/24                                          1,000             910
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC
        7.399%, 09/01/15 (E)                                      5,500           4,050
        5.500%, 09/01/09                                          2,500           2,563
   Houston, Independent School
     District, Schoolhouse Project, GO
        5.000%, 02/15/17                                          2,000           2,147
   Houston, Utility Systems Authority,
     First Lien, Ser A, RB, FSA
        5.250%, 11/15/17                                          1,775           1,936
   Humble, Independent School
     District, Ser A, GO
        5.250%, 02/15/14                                          2,635           2,886
   Lower Colorado, River Authority,
     Transmission Services Project,
     RB
     Callable 05/15/18 @ 100
        5.000%, 05/15/21                                          2,000           2,025
   North East, Independent School
     District, School Building Project,
     Ser A, GO
        5.000%, 08/01/16                                          2,000           2,166
   North East, Independent School
     District, School Building Project,
     Ser A, GO
     Callable 08/01/17 @ 100
        5.000%, 08/01/23                                          5,000           5,017
   North Texas, Thruway Authority,
     First Tier, Ser A, RB
     Callable 01/01/18 @ 100
        6.000%, 01/01/24                                            245             236
   North Texas, Thruway Authority,
     First Tier, Ser E-3, RB
        5.750%, 01/01/38 (A)                                      3,085           3,092
   Northside, Independent School
     District, GO
     Callable 02/15/15 @ 100
        5.000%, 02/15/25                                          2,600           2,569
   Northside, Independent School
     District, School Building Project,
     GO
     Callable 08/15/18 @ 100
        5.000%, 08/15/19                                          2,100           2,195
   Pasadena, Independent School
     District, School Building Project,
     GO
        5.000%, 02/15/16                                          1,000           1,082
        5.000%, 02/15/17                                          1,000           1,074
   Pharr San Juan Alamo Independent
     School District Texas, GO
        5.000%, 02/01/14                                          3,525           3,818
   Plano Independent School District,
     Ser A, GO
        5.000%, 02/15/15                                          1,850           2,006
   Red River, Education Finance
     Authority, Texas Christian
     University Project, RB
     Callable 03/15/16 @ 100
        4.375%, 03/15/23                                          1,000             859
   San Antonio, Airport Systems
     Authority, Ser 2003, AMT, RB,
     FSA
        6.000%, 07/01/12                                          2,045           2,115
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB
        5.750%, 02/01/11 (B)                                      1,540           1,590
   San Antonio, Electric & Gas
     Authority, Ser A, RB
        5.000%, 02/01/14                                             15              16
   Tarrant, Regional Water District,
     RB, FSA
        5.000%, 03/01/11                                          2,000           2,103

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                           Face Amount     Market Value
Description                                               ($ Thousands)   ($ Thousands)
-------------------------------------------------------   -------------   -------------
   Texas State, Alliance Airport
     Authority, FedEx Corporation
     Project, AMT, RB
     Callable 04/01/16 @ 100
        4.850%, 04/01/21                                  $       4,000   $       2,824
   Texas State, College Student Loan
     Program, Ser B, AMT, GO
        5.000%, 08/01/18                                          3,135           3,205
   Texas State, Municipal Power
     Agency, RB, MBIA
        4.962%, 09/01/16 (B)(E)                                      25              19
   Texas State, Transportation
     Commission Authority, First Tier,
     RB
     Callable 04/01/17 @ 100
        5.000%, 04/01/18                                          2,300           2,430
   Texas State, Transportation
     Commission Authority, First Tier,
     Ser A, RB
     Callable 04/01/16 @ 100
        5.000%, 04/01/17                                          3,000           3,193
   Texas State, Transportation
     Commission Authority, Mobility
     Fund, Ser A, GO
     Callable 04/01/17 @ 100
        5.000%, 04/01/22                                          1,600           1,609
                                                                          -------------
                                                                                113,705
                                                                          -------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 23, AMT, RB, FSA
     Callable 11/01/14 @ 100
        5.000%, 05/01/34                                          1,425           1,356
                                                                          -------------
VIRGINIA -- 2.5%
   Charles City County, Industrial
     Development Authority, Waste
        4.875%, 02/01/09                                          5,250           5,269
   Chesapeake, Economic
     Development Authority, RB
        3.600%, 02/01/32 (A)                                      1,400           1,306
   Commonwealth of Virginia, Ser B,
     GO
     Callable 06/01/18 @ 100
        5.000%, 06/01/22                                          2,000           2,042
   Fairfax County, Economic
     Development Authority, Ser A,
     AMT, RB, AMBAC
        6.100%, 02/01/11                                          5,000           5,037
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A,
     AMT, RB
        4.100%, 06/01/23                                          1,685           1,695
   University of Virginia, Ser B, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/20                                          1,500           1,528
        5.000%, 06/01/21                                          1,500           1,520
   Virginia State, Housing
     Development Authority, Ser Sub
     A-3, AMT, RB
        4.400%, 01/01/14                                          1,950           1,850
        4.300%, 07/01/13                                          1,875           1,786
                                                                          -------------
                                                                                 22,033
                                                                          -------------
WASHINGTON -- 3.4%
   Washington State, Northwest
     Energy & Electric Authority,
     Columbia Generating Project,
     Ser A, RB
        5.500%, 07/01/15                                          2,000           2,205
   Washington State, Northwest
     Energy & Electric Authority,
     Columbia Station Project, Ser A,
     RB
        5.000%, 07/01/20                                          5,000           5,035
   Washington State, Northwest
     Energy & Electric Authority,
     Project #1, Ser A, RB
        5.000%, 07/01/14                                          2,120           2,276
   Washington State, Northwest
     Energy & Electric Authority,
     Project #1, Ser C, RB
        5.000%, 07/01/15                                          2,250           2,415
   Washington State, Northwest
     Energy & Electric Authority,
     Ser F, RB, MBIA
     Callable 07/01/13 @ 100
        5.000%, 07/01/18                                          3,000           3,079
   Washington State, Public Power
     Supply Systems Authority, Ser B,
     RB
        7.250%, 07/01/09                                            120             124
   Washington State, Ser B, GO
     Callable 01/20/09 @ 100
        5.000%, 01/01/20                                          4,300           4,301
   Washington State, Tobacco
     Settlement Authority, RB
     Callable 06/01/13 @ 100
        6.500%, 06/01/26                                          6,980           6,172
   Washington State, Tobacco
     Settlement Authority, RB
        6.250%, 06/01/11                                          4,000           4,087
                                                                          -------------
                                                                                 29,694
                                                                          -------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset
     Securitization, RB
     Callable 06/01/12 @ 100
        6.125%, 06/01/27                                            390             368

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
November 30, 2008

                                                               Face Amount        Market Value
Description                                               ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------   --------------------   -------------
   Wisconsin State, Housing &
     Economic Development
     Authority, Ser E, AMT, RB
     Callable 07/01/10 @ 100
        5.750%, 09/01/27                                  $                825   $         816
                                                                                 -------------
                                                                                         1,184
                                                                                 -------------
WYOMING -- 0.2%
   Wyoming State, Community
     Development Housing Authority,
     Ser 6, AMT, RB
        5.500%, 12/01/17                                                 1,550           1,447
                                                                                 -------------
Total Municipal Bonds
   (Cost $883,672) ($ Thousands)                                                       848,005
                                                                                 -------------
Tax Exempt Corporate Bond -- 0.6%

CALIFORNIA -- 0.6%
   San Manuel Entertainment
     Callable 12/01/13 @ 102
        4.500%, 12/01/16                                                 6,000           5,044
                                                                                 -------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                                           5,044
                                                                                 -------------
Cash Equivalent -- 0.4%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, CL A, 1.070% (F)                                 3,782,135           3,782
                                                                                 -------------
Total Cash Equivalents
   (Cost $3,782) ($ Thousands)                                                           3,782
                                                                                 -------------
Total Investments -- 98.8%
   (Cost $893,410) ($ Thousands)+                                                $     856,831
                                                                                 =============

Percentages are based on Net Assets of $866,989 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)   Security is escrowed to maturity.
(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(D) Securities are held in connection with a letter of credit issued by a major bank.
(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.
(F) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008

AMBAC -- American Municipal Bond Assurance Corporation

AMT   -- Alternative Minimum Tax (subject to)

CIFG  -- CDC IXIS Financial Guaranty

Cl    -- Class

COP   -- Certificate of Participation

FGIC  -- Financial Guaranty Insurance Company

FSA   -- Financial Security Assistance

GAN   -- Grant Anticipation Note

GO    -- General Obligation

MBIA  -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
     Guaranty Insurance Company

Radian -- Radian Asset Assurance

RAN   -- Revenue Anticipation Note

RB    -- Revenue Bond

SAB   -- Special Assessment Bond

Ser   -- Series

TA    -- Tax Allocation

XLCA  -- XL Capital Assurance

+     At November 30, 2008, the tax basis cost of the Fund's investments was
$893,496 ($ Thousands), and the unrealized appreciation and depreciation were $6,974 ($ Thousands) and $(43,639) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount      Market Value
Description                                                    ($ Thousands)    ($ Thousands)
-----------------------------------------------------          -------------    -------------
MUNICIPAL BONDS -- 98.4%

ALABAMA -- 0.4%
   Jefferson County, Sewer Authority,
     Capital Improvement Warrants,
     Ser A, RB, FGIC
     Pre-Refunded @ 101
        5.125%, 02/01/09 (A)                                   $       1,400     $       1,422
                                                                                 -------------
ALASKA -- 1.8%
   Alaska, Industrial Development &
     Export Authority, Providence
     Health Systems Project, RB
        5.000%, 10/01/09                                               1,000             1,030
   Anchorage, Correctional Facilities
     Authority, RB, FSA
     Pre-Refunded @ 100
        6.000%, 02/01/16 (A)                                           3,830             4,024
   Anchorage, Recreational Facilities
     Authority, Ice Rink Project, RB
     Pre-Refunded @ 100
        6.375%, 01/01/20 (A)                                           1,000             1,066
                                                                                 -------------
                                                                                         6,120
                                                                                 -------------
ARIZONA -- 0.6%
   Nogales, Wastewater Systems
     Project, Ser A, RB
        3.750%, 10/01/46 (B)(C)                                        2,000             2,036
                                                                                 -------------
CALIFORNIA -- 5.7%
   California State, Communities
     Development Authority,
     Corporate Fund for Housing ,
     Ser A, RB
     Pre-Refunded @ 103
        6.500%, 12/01/29 (A)                                           6,800             7,325
   California State, Communities
     Development Authority,
     Corporate Fund for Housing ,
     Ser B-1, RB
     Pre-Refunded @ 103
        7.250%, 12/01/34 (A)                                             990             1,076
   California State, Department of
     Water Resources & Power,
     Ser C-7, RB, FSA
     Callable 12/17/08 @ 100
        3.500%, 05/01/22 (C)                                             600               600
   California State, Economic
     Recovery Authority, Ser B, GO
     Callable 03/01/10 @ 100
        5.000%, 07/01/23 (C)                                           1,325             1,366
        4.000%, 07/01/23 (C)                                           1,550             1,579
   Northern California, Power Agency,
     Hydroelectric Project No. 1,
     Ser C, RB
        5.000%, 07/01/11                                               1,250             1,308
   San Bernardino County,
     Transportation Authority, Ser A,
     RB, FGIC
     Callable 01/05/09 @ 100
        6.000%, 03/01/10 (D)                                           2,645             2,728
   Sulphur Springs, Union School
     District, COP, AMBAC
        0.386%, 03/01/37 (E)                                           4,000             3,757
                                                                                 -------------
                                                                                        19,739
                                                                                 -------------
COLORADO -- 3.5%
   Central Platte Valley, Metropolitan
     District, Ser A, GO
     Callable 06/01/09 @ 100
        5.000%, 12/01/31 (B)(C)                                        2,000             2,021
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, RB
     Pre-Refunded @ 100
        5.250%, 09/01/11 (A)                                           1,000             1,080
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, RB
        5.375%, 09/01/10 (D)                                           1,000             1,058
   Colorado State, Health Facilities
     Authority, Catholic Health
     Project, Ser C-4, RB
        3.750%, 04/01/09 (C)                                           2,500             2,531
   Colorado State, Health Facilities
     Authority, Evangelical Health
     Project, RB
        6.250%, 12/01/10 (D)                                           1,000             1,022
   Lincoln Park, Metropolitan District,
     GO
     Pre-Refunded @ 102
        7.750%, 12/01/11 (A)                                           4,000             4,578
                                                                                 -------------
                                                                                        12,290
                                                                                 -------------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Ser A, GO,
     FSA
     Callable 06/01/09 @ 101
        5.500%, 06/01/12                                               1,200             1,228
                                                                                 -------------
FLORIDA -- 8.6%
   Florida Municipal Power Agency,
     RB
        4.000%, 10/01/09                                               1,455             1,485
   Florida State, Board of Education,
     Ser A, GO
        5.750%, 06/01/10                                               1,000             1,053
   Florida State, Education System,
     Ser A, RB, AMBAC
        5.000%, 07/01/11                                               5,015             5,291

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount      Market Value
Description                                                    ($ Thousands)    ($ Thousands)
-----------------------------------------------------          -------------    -------------
   Florida State, Municipal Power
     Agency , All Requirements Power
     Supply Project, Ser A, RB, FSA
        5.000%, 10/01/09                                       $       3,000    $        3,081
   Florida State, Rural Utilities
     Financing Commission, Public
     Construction Project , RB
     Callable 01/05/09 @ 100
        4.000%, 09/01/10                                               5,300             5,301
   Florida State, Rural Utilities
     Financing Commission, Public
     Construction Project, RB
     Callable 02/01/09 @ 100
        4.000%, 02/01/11                                               2,500             2,505
   Florida State, Rural Utilities
     Financing Commission, Public
     Construction Project, RB
     Callable 11/01/09 @ 100
        4.000%, 11/01/11                                               5,500             5,504
   Highlands County, Health Facilities
     Authority, Ser G, RB
        5.000%, 11/15/12                                                 985             1,004
   Highlands County, Health Facilities
     Authority, Ser G, RB
        5.000%, 11/15/12 (D)                                              35                38
   Jea, St. Johns River Power Park
     System, Ser 1, RB
        5.000%, 10/01/10                                               2,110             2,206
   Miami-Dade County, Health
     Facilities Authority, Miami
     Children's Hospital Project,
     Ser A, RB, AMBAC
        4.375%, 08/15/10 (D)                                             945               981
   South Miami, Health Facilities
     Authority, Baptist Health South
     Florida Group, RB
        5.000%, 08/15/09                                               1,275             1,307
                                                                                 -------------
                                                                                        29,756
                                                                                 -------------
GEORGIA -- 2.5%
   Floyd County, Sales Tax, GO
        5.000%, 01/01/10                                               1,625             1,686
   Georgia State, Municipal Electric
     Authority, Ser A, RB, FSA
        5.500%, 01/01/12                                               4,700             4,961
   Marietta, Housing Authority,
     Essential Function Project, RB
     Callable 01/20/09 @ 103
        3.950%, 02/01/09 (B)(C)                                        2,000             2,002
                                                                                 -------------
                                                                                         8,649
                                                                                 -------------
ILLINOIS -- 6.7%
   Chicago, Board of Education, Lease
     Certificates, Ser A, GO, MBIA
        6.250%, 01/01/10                                               1,950             2,032
   Chicago, Ser A, RB
        3.500%, 01/01/12                                               1,305             1,315
   Chicago, Transit Authority, Federal
     Transit Administration, Sector
     5307, RB, AMBAC
        4.000%, 06/01/09                                               2,265             2,288
   Cook County, Community
     Consolidated School District No.
     65-Evanston, Ser A, GO, FSA
        6.750%, 05/01/10                                               1,085             1,155
   Cook County, School District No.
     159, GO, FSA
        4.266%, 12/01/10 (E)                                             930               881
   Decatur, Park District, Ser B, GO
        4.250%, 12/15/08                                               1,189             1,190
   Downers Grove , Ser A, GO
        4.500%, 01/01/10                                               2,835             2,927
        4.500%, 01/01/11                                               1,365             1,421
   Illinois State, Educational Facilities
     Authority, Art Institute of
     Chicago, RB
        4.100%, 03/01/34 (C)                                           4,500             4,421
   McLean County, Public Building
     Commission, Capital
     Appreciation - Public Building
     Project, RB, MBIA
        4.583%, 11/01/10 (E)                                           1,550             1,474
   Rochelle, Ser B, RB
        4.000%, 05/01/10                                                 910               929
   Rock Island-Mercer Counties,
     Black Hawk College Project,
     Ser A, GO, AMBAC
        4.000%, 12/01/11                                               1,000             1,030
   Winnebago County, School District
     No. 122, GO, MBIA-RE FGIC
        6.550%, 06/01/12                                               2,000             2,186
                                                                                 -------------
                                                                                        23,249
                                                                                 -------------
INDIANA -- 3.8%
   Indiana State, Health Facilities
     Financing Authority, Margaret
     Mary Community Hospital
     Project, Ser A, RB
     Callable 12/05/08 @ 100
        2.150%, 12/01/29 (B)(C)                                           40                40
   Noblesville, Independent School
     District, High School Building
     Project, RB, AMBAC
        4.500%, 07/10/10                                               2,410             2,483
   Plainfield, Sewer Works Authority,
     BAN
        4.100%, 01/01/09                                               5,000             5,010

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Zionsville, Sewer Works Authority,
     BAN
     Callable 12/15/08 @ 100
        4.250%, 12/15/11                                       $       5,725     $       5,770
                                                                                 -------------
                                                                                        13,303
                                                                                 -------------
IOWA -- 2.4%
   Coralville, Urban Renewal Project,
     Ser D, BAN
     Callable 01/05/09 @ 100
        4.250%, 06/01/09                                               3,100             3,130
   Coralville, Urban Renewal Project,
     Tax Increment, Ser C, TA
        5.000%, 06/01/11                                               1,460             1,511
   Iowa State, Higher Education Loan
     Authority, Ser B, RAN
        3.000%, 05/20/09                                               3,625             3,651
                                                                                 -------------
                                                                                         8,292
                                                                                 -------------
KANSAS -- 0.4%
   University of Kansas, Hospital
     Authority, Health Systems
     Project, RB
        5.000%, 09/01/09                                                 580               592
        5.000%, 09/01/10                                                 750               757
                                                                                 -------------
                                                                                         1,349
                                                                                 -------------
LOUISIANA -- 1.3%
   Louisiana State, Military
     Department, Custody Receipts ,
     RB
        5.000%, 08/01/10                                                 770               795
        5.000%, 08/01/11                                                 750               787
   Louisiana State, Tammany
     Parishwide School District No.
     12, GO
        5.000%, 03/01/10                                               3,000             3,104
                                                                                 -------------
                                                                                         4,686
                                                                                 -------------
MAINE -- 0.3%
   Maine State, Health & Higher
     Educational Facilities Authority,
     Piper Shores Project, Ser A, RB
     Pre-Refunded @ 100
        7.550%, 01/01/09 (A)                                           1,000             1,004
                                                                                 -------------
MARYLAND -- 0.3%
   Maryland State, Economic
     Development Authority,
     Chesapeake Bay Project, Ser B,
     RB
     Pre-Refunded @ 101
        7.750%, 12/01/09 (A)                                           1,000             1,077
                                                                                 -------------
MASSACHUSETTS -- 1.1%
   Massachusetts State, Ser A, GO
     Pre-Refunded @ 101
        6.000%, 02/01/10 (A)                                           3,550             3,743
                                                                                 -------------

MICHIGAN -- 1.6%
   Bay City, Electric Utilities Authority,
     Refinance & Improvement
     Project, RB, FSA
        4.500%, 01/01/10                                               1,790             1,833
   Michigan Municipal Bond
     Authority, Ser A, RB
        5.250%, 06/01/11                                               1,275             1,342
   Michigan State, South Central
     Power Agency, RB, AMBAC
        5.000%, 11/01/10                                               1,020             1,062
   North Michigan, Summit Academy
     School, Ser Sub, COP
     Pre-Refunded @ 101
        8.750%, 07/01/10 (A)                                           1,100             1,223
                                                                                 -------------
                                                                                         5,460
                                                                                 -------------
MINNESOTA -- 1.7%
   Roseville, Private School Facilities,
     Northwestern College Project, RB
     Callable 12/05/08 @ 100
        1.650%, 11/01/22 (B)(C)                                          150               150
   Scott County, GAN
        3.750%, 12/01/09                                               5,800             5,939
                                                                                 -------------
                                                                                         6,089
                                                                                 -------------
MISSOURI -- 1.7%
   Blue Springs, Neighborhood
     Improvement Authority,
     Temporary Notes, Ser A, GO
     Callable 01/20/09 @ 100
        4.000%, 03/01/09                                               1,250             1,250
   Carroll County, Public Water Supply
     District No. 1, Ser B, RB
     Callable 01/05/09 @ 100
        4.625%, 03/01/12                                               2,500             2,501
   North Kansas City, Hospital
     Revenue Authority, RB
     Callable 12/05/08 @ 100
        0.930%, 11/01/33 (B)(C)                                        2,200             2,200
                                                                                 -------------
                                                                                         5,951
                                                                                 -------------
NEW JERSEY -- 4.4%
   New Jersey State, Equipment Lease
     Purchase Program, Ser A, COP
        5.000%, 06/15/10                                               1,255             1,288
   New Jersey State, Health Care
     Facilities Financing Authority,
     Ser A, RB
        5.000%, 10/01/10                                               3,615             3,754

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   New Jersey State, Transit, Ser B,
     COP, AMBAC
     Pre-Refunded @ 100
        6.000%, 09/15/10 (A)                                   $       9,680     $      10,358
                                                                                 -------------
                                                                                        15,400
                                                                                 -------------
NEW MEXICO -- 0.3%
   New Mexico State, Mortgage
     Finance Authority, RB
     Callable 07/01/09 @ 100
        6.000%, 07/01/10 (D)                                           1,045             1,117
                                                                                 -------------
NEW YORK -- 10.9%
   Amherst, Industrial Development
     Civic Facilities, Daemen College
     Project, Ser A, RB
     Pre-Refunded @ 102
        6.125%, 10/01/31 (A)                                           3,100             3,490
   Buffalo & Fort Erie, Public Bridge
     Authority, RB
        4.000%, 01/01/25 (B)(C)                                        2,800             2,846
   Nassau County, Sewer & Storm
     Water Finance Authority, Ser A,
     RB
        5.000%, 11/01/11                                               2,070             2,177
   New York City, Metropolitan
     Transportation Authority, Ser D-
     1, RB, FSA
     Callable 12/05/08 @ 100
        4.000%, 11/01/29 (C)                                             200               200
   New York City, Municipal Water
     Finance Authority, Ser F-1, RB
     Callable 12/15/08 @ 100
        0.640%, 06/15/33 (C)                                           2,600             2,600
   New York City, Ser E, GO
        5.000%, 08/01/11                                               6,000             6,287
   New York City, Triborough Bridge &
     Tunnel Authority, Convention
     Center Project, Ser E, RB
        7.250%, 01/01/10                                               4,620             4,754
   New York Municipal Bond Bank
     Agency, Ser C, RB
        5.250%, 06/01/10                                               1,000             1,042
   New York State, Dormitory
     Authority, Ser A, RB
        5.000%, 07/01/10                                               5,295             5,480
   New York State, Housing Finance
     Agency, Cannon Street Senior
     Housing Project, Ser B, AMT, RB
        4.300%, 08/15/10 (B)                                           1,490             1,491
   New York State, Thruway Authority,
     Local Highway & Bridge Project,
     RB
        5.000%, 04/01/09                                                 725               733
   Suffolk County, Industrial
     Development Agency, Jefferson's
     Ferry Project, Ser A, RB
     Pre-Refunded @ 102
        7.200%, 11/01/09 (A)                                           1,080             1,139
   Triborough Bridge & Tunnel
     Authority, Ser Y, RB
        6.000%, 01/01/12 (D)                                           1,540             1,627
   Troy, Industrial Development
     Authority, Rensselaer
     Polytechnic Project, Ser A, RB
        5.000%, 09/01/37 (C)                                           4,000             4,030
                                                                                 -------------
                                                                                        37,896
                                                                                 -------------
NORTH CAROLINA -- 2.9%
   Durham, Ser B, COP
        5.250%, 12/01/11                                               1,485             1,555
   North Carolina State, Medical Care
     Commission, First Mortgage-
     DePaul Community Facilities
     Project, RB
     Pre-Refunded @ 102
        7.625%, 11/01/09 (A)                                           1,840             1,955
   North Carolina State, Medical Care
     Commission, United Methodist
     Homes Project, RB
     Pre-Refunded @ 101
        7.000%, 10/01/09 (A)                                           2,450             2,585
   North Carolina State, Municipal
     Power Agency , Catawba Electric
     No. 1, Ser C, RB
        4.000%, 01/01/10                                               1,400             1,427
   North Carolina State, Municipal
     Power Agency, Ser A, RB
     AMBAC
        4.000%, 01/01/09                                               2,540             2,544
                                                                                 -------------
                                                                                        10,066
                                                                                 -------------
OHIO -- 5.4%
   Cuyahoga County, Ser A, GO, MBIA
        2.704%, 10/01/10 (E)                                           4,500             4,290
   Ohio Air Quality Development
     Authority, Ser C, RB
        3.375%, 10/01/18 (C)                                           2,985             2,995
   Ohio State, American Municipal
     Power, Ser A, RB
        5.000%, 02/01/10                                               1,895             1,839
   Ohio State, Department of
     Administrative Services,
     Administrative Knowledge
     Systems Project, Ser A, COP,
     MBIA
        4.250%, 09/01/09                                               1,845             1,885
   Ohio State, Department of
     Administrative Services, Taxation
     Accounting & Revenue, COP
        4.000%, 09/01/10                                               2,555             2,604

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Ohio State, GO
        6.650%, 09/01/09                                       $         915     $         952
   Ohio State, Major New State
     Infrastructure, Ser 2005-1, RB,
     MBIA
        4.000%, 12/15/08                                               1,370             1,371
   Ohio State, Water Development
     Authority, Ser B, RB
        3.375%, 10/01/18 (C)                                           2,805             2,814
                                                                                 -------------
                                                                                        18,750
                                                                                 -------------
OKLAHOMA -- 2.5%
   Oklahoma Department of
     Transportation, Ser A, RB
        4.000%, 09/01/10                                               4,075             4,190
   Oklahoma Development Finance
     Authority, Ser A, RB
        5.000%, 06/01/10                                               1,190             1,232
   Oklahoma State, Development
     Finance Authority, Integris
     Baptist Medical Center Project,
     Ser B, RB
        5.000%, 08/15/12                                               1,000             1,018
   Oklahoma State, Industrial
     Authority, Medical Foundation
     Project, RB
        4.500%, 07/01/11                                               1,000             1,000
   Tulsa County, Industrial Authority,
     Owasso Public Schools Project,
     RB
        5.000%, 09/01/10                                               1,200             1,258
                                                                                 -------------
                                                                                         8,698
                                                                                 -------------
PENNSYLVANIA -- 3.7%
   Allegheny County, Hospital
     Development Authority,
     University of Pittsburgh Medical
     Center Project, Ser A, RB
        5.000%, 09/01/09                                               1,000             1,026
   Allegheny County, Hospital
     Development Authority,
     University of Pittsburgh Medical
     Center Project, Ser B, RB
        5.000%, 06/15/10                                               1,250             1,267
   Montgomery County, Industrial
     Development Authority,
     Retirement Communities Project,
     Ser B, RB
        5.000%, 11/15/10                                               1,400             1,356
        5.000%, 11/15/11                                               1,000               950
   Pennsylvania State, Higher
     Educational Facilities Authority,
     University of Scranton Project,
     RB
        4.500%, 05/01/10                                               3,585             3,646
   Pennsylvania State, Industrial
     Development Authority, RB
        5.000%, 07/01/10                                               2,540             2,613
   Sayre, Health Care Facilities
     Authority, Guthrie Health Project,
     Ser A, RB
     Pre-Refunded @ 101
        5.875%, 12/01/11 (A)                                           1,700             1,887
                                                                                 -------------
                                                                                        12,745
                                                                                 -------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth,
     Industrial Medical &
     Environmental Authority, Abbott
     Labs Project, RB
     Callable 03/01/09 @ 100
        2.250%, 03/01/23 (C)                                           1,000             1,002
                                                                                 -------------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
     Educational Building Authority,
     Lifespan Obligation Group
     Project, RB
        5.750%, 08/15/10                                               1,020             1,054
                                                                                 -------------
SOUTH CAROLINA -- 1.3%
   South Carolina State, Jobs
     Economic Development
     Authority, Palmetto Health
     Alliance Project, Ser A, RB
     Pre-Refunded @ 102
        7.375%, 12/15/10 (A)                                           2,600             2,906
   South Carolina State, Public Service
     Authority, Ser A, RB, FSA
        5.000%, 01/01/09                                               1,675             1,680
                                                                                 -------------
                                                                                         4,586
                                                                                 -------------
SOUTH DAKOTA -- 1.8%
   Heartland, Consumers Power
     District, RB
     Callable 01/05/09 @ 100
        6.000%, 01/01/10 (D)                                           3,105             3,172
   Heartland, Consumers Power
     District, RB, FSA
        6.000%, 01/01/12                                               2,250             2,395
   South Dakota State, Health &
     Educational Facilities Authority,
     Childrens Care Hospital Project,
     RB
     Pre-Refunded @ 101
        6.125%, 11/01/09 (A)                                             705               743
   Watertown, RB
        0.900%, 08/01/14 (B)(C)                                          125               125
                                                                                 -------------
                                                                                         6,435
                                                                                 -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
TEXAS -- 6.4%
   Eagle Mountain & Saginaw,
     Independent School District, GO
        4.302%, 08/15/11 (E)                                   $       1,235     $       1,141
   Franklin, Independent School
     District, School Building Project,
     Ser B, GO, RBC
        4.000%, 02/15/10                                               2,050             2,094
   Harris County, Health Facilities
     Development Authority,
     Hermann Healthcare System
     Project, Ser A, RB
        5.000%, 12/01/08                                               2,250             2,250
   Harris County, Hospital District, RB,
     MBIA
     Pre-Refunded @ 100
        6.000%, 08/15/10 (A)                                           5,000             5,300
   Lewisville, Independent School
     District, GO
        4.411%, 08/15/11 (E)                                           1,000               923
   North Central Texas, Health Facility
     Development Authority,
     Retirement Facilities Project,
     Ser A, RB
        7.000%, 11/15/10 (D)                                             415               434
   Prosper, Independent School
     District, Capital Appreciation,
     School Building Project, GO
        4.320%, 08/15/11 (E)                                           1,130             1,044
   Tarrant County, Cultural Education
     Authority, Buckner Retirement
     Services Project, RB
        5.000%, 11/15/10                                                 600               594
   Texas State, Municipal Power
     Agency , Ser Sub, RB, MBIA-RE
     FGIC
     Callable 01/20/09 @ 100
        4.250%, 09/01/10                                               2,500             2,501
   Texas State, Public Finance
     Authority, Ser A, GO
        5.000%, 10/01/10                                               2,500             2,620
   Waxahachie, Independent School
     District, GO
     Pre-Refunded @ 63
        5.733%, 08/15/10 (A)(E)                                        5,365             3,271
                                                                                 -------------
                                                                                        22,172
                                                                                 -------------
UTAH -- 2.6%
   Intermountain Power Agency,
     Ser E-RMKT-09/15/08, RB
     Callable 03/16/09 @ 100
        3.000%, 07/01/14 (C)                                           9,000             9,011
                                                                                 -------------
VIRGINIA -- 2.9%
   Alexandria, Industrial Development
     Authority, Defense Analyses
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 101
        5.900%, 10/01/30 (A)                                           6,000             6,472
   Rappahannock, Regional Jail
     Authority, GAN
     Callable 02/01/09 @ 100
        4.250%, 12/01/09                                               1,000             1,010
   Riverside, Regional Jail Authority,
     Ser Sub, RAN
     Callable 07/01/09 @ 100
        4.250%, 07/01/10                                               2,615             2,641
                                                                                 -------------
                                                                                        10,123
                                                                                 -------------
WASHINGTON -- 4.8%
   King County, School District No.
     411 , GO
        6.375%, 12/01/08                                               1,670             1,670
   King County, School District No.
     415, Ser C, GO
        6.300%, 12/01/08                                                 355               355
   King County, Ser D, GO
     Callable 01/05/09 @ 101
        5.600%, 12/01/09                                               2,000             2,023
   Pierce County, School District No. 3
     Puyallup, GO, FSA
        5.000%, 06/01/12                                               6,590             7,072
   Pierce County, School District No.
     403 Bethel, GO
        5.000%, 12/01/09                                               2,810             2,914
   Washington State, Ser A, GO, FSA
        6.250%, 02/01/11                                                 890               930
   Washington State, State Liquor
     Control Board Project, Ser I,
     COP, AMBAC
        4.750%, 01/01/10                                               1,590             1,643
                                                                                 -------------
                                                                                        16,607
                                                                                 -------------
WISCONSIN -- 2.3%
   Marquette County, BAN
     Callable 08/01/09 @ 100
        4.500%, 08/01/10                                               2,630             2,659
   Wisconsin State, Health &
     Educational Facilities Authority,
     Healthcare Development Project,
     RB
     Pre-Refunded @ 101
        6.250%, 11/15/09 (A)                                           1,250             1,321
   Wisconsin State, Rural Water
     Authority , BAN
        3.500%, 12/01/09                                               3,815             3,893
                                                                                 -------------
                                                                                         7,873
                                                                                 -------------

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
November 30, 2008

                                                                    Face Amount        Market Value
Description                                                    ($ Thousands)/Shares    ($ Thousands)
-----------------------------------------------------          --------------------    -------------
WYOMING -- 0.9%
   Campbell County, Recreation
     Project, Recreational Project, RB
        5.000%, 06/15/10                                           $      1,430        $       1,464
        4.000%, 06/15/09                                                  1,660                1,677
                                                                                        ------------
                                                                                               3,141
                                                                                        ------------
Total Municipal Bonds
   (Cost $339,189) ($ Thousands)                                                             342,119
                                                                                        ------------
Cash Equivalent -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.070% (F)                                     11,565                   12
                                                                                        ------------
Total Cash Equivalents
   (Cost $12) ($ Thousands)                                                                       12
                                                                                        ------------
Total Investments -- 98.4%
   (Cost $339,201) ($ Thousands)+                                                       $    342,131
                                                                                        ============

Percentages are based on Net Assets of $347,750 ($ Thousands).

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(D)   Security is escrowed to maturity.
(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.
(F) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008

AMBAC -- American Municipal Bond Assurance Corporation

AMT   -- Alternative Minimum Tax (subject to)

BAN   -- Bond Anticipation Note

Cl    -- Class

COP   -- Certificate of Participation

FGIC  -- Financial Guaranty Insurance Company

FSA   -- Financial Security Assistance

GAN   -- Grant Anticipation Note

GO -- General Obligation

MBIA  -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
      Guaranty Insurance Company

RAN   -- Revenue Anticipation Note

RB    -- Revenue Bond

Ser   -- Series

TA    -- Tax Allocation

+     At November 30, 2008, the tax basis cost of the Fund's investments was
$339,263 ($ Thousands), and the unrealized appreciation and depreciation were $3,468 ($ Thousands) and $(600) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
MUNICIPAL BONDS -- 97.0%

PENNSYLVANIA -- 82.3%
   Allegheny County, Airport Authority,
     Ser B, AMT, RB, FGIC
        5.000%, 01/01/23                                       $         500     $         408
   Allegheny County, Higher Education
     Building Authority, Chatham
     College Project, Ser A, RB
     Callable 03/01/12 @ 100
        5.850%, 03/01/22                                                 635               556
   Allegheny County, Higher Education
     Building Authority, Chatham
     College Project, Ser A, RB,
     Radian
     Callable 01/22/09 @ 102
        5.125%, 09/01/13                                               1,620             1,651
   Allegheny County, Hospital
     Development Authority, Health
     Systems-Western Pennsylvania
     Project, Ser A, RB
        5.000%, 11/15/09                                               1,000               973
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital Project, RB
     Callable 01/22/09 @ 100
        6.875%, 07/01/09 (A)                                             110               112
   Allegheny County, Hospital
     Development Authority, University
     of Pittsburgh Medical Center
     Project, Ser B, RB
        5.250%, 06/15/15                                               1,000             1,005
   Allegheny County, Industrial
     Development Authority,
     Duquesne Light Project, RB,
     AMBAC
        4.350%, 12/01/13                                               1,500             1,541
   Allegheny County, Residential
     Finance Authority, Single-Family
     Mortgage Project, Ser CC-1, RB,
     GNMA
     Callable 01/22/09 @ 102
        5.200%, 05/01/17                                                 900               839
   Allegheny County, Ser C-56, GO,
     FSA
        5.000%, 10/01/15                                               1,000             1,092
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB
     Callable 01/22/09 @ 100
        8.000%, 03/01/09 (A)                                              50                51
   Bensalem Township, Water & Sewer
     Authority, RB
     Callable 01/22/09 @ 100
        6.750%, 12/01/14 (A)                                              95               103
   Berks County, GO, AMBAC
        5.850%, 11/15/18                                               1,000             1,125
   Bucks County, Water & Sewer
     Authority, RB
        6.375%, 12/01/08 (A) `                                             5                 5
   Cambria County, Hospital
     Development Authority,
     Conemaugh Valley Memorial
     Hospital Project, RB
     Callable 01/22/09 @ 100
        7.625%, 09/01/11 (A)                                             114               123
   Central Dauphin County, School
     District, GO, MBIA
     Pre-Refunded @ 100
        6.000%, 02/01/16 (B)                                           1,000             1,172
   Chester County, Health & Education
     Facilities Authority, Immaculata
     College Project, RB
     Callable 01/22/09 @ 100
        5.250%, 10/15/10                                                 345               345
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian
     Callable 12/01/12 @ 100
        4.750%, 12/01/19                                               2,170             1,937
   Delaware County, Healthcare
     Authority, Mercy Health Project,
     Ser A, RB
     Callable 01/22/09 @ 100
        5.125%, 11/15/12 (A)                                              95                95
   Delaware River, Pennsylvania &
     New Jersey Port Authority,
     Delaware Bridges Project, RB
     Callable 01/22/09 @ 100
        6.500%, 01/15/11 (A)                                              95               100
   Delaware River, Toll Bridge
     Commission, RB
        5.250%, 07/01/13                                               1,475             1,539
   Delaware Valley, Regional Finance
     Authority, RB
        5.500%, 07/01/12                                               1,000             1,073
   Derry Township, Sanitation Sewer
     Authority, RB
     Callable 01/22/09 @ 100
        6.250%, 08/01/12 (A)                                              25                27
   Dover Township, Sewer Authority,
     RB
     Callable 01/22/09 @ 100
        6.250%, 05/01/12 (A)                                              25                27
   Erie County, Hospital Authority, Erie
     County Geriatric Project, RB
     Callable 01/22/09 @ 100
        6.250%, 07/01/11 (A)                                              70                74
   Hampton Township, Sanitation
     Sewer Authority, RB
     Callable 03/01/09 @ 100
        6.500%, 09/01/10 (A)                                              35                38

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Horsham Township, Sewer
     Authority, RB, MBIA
     Callable 01/22/09 @ 100
        6.700%, 01/01/11 (A)                                   $          10     $          11
   Indiana County, Industrial
     Development Authority, Exelon
     Generation Project, Ser A, AMT,
     RB, MBIA
     Callable 01/01/09 @ 100
        1.250%, 06/01/27 (C)(D)                                        1,405             1,405
   Lancaster County, Hospital
     Authority, Lancaster General
     Hospital Project, Ser B, RB
     Callable 03/15/17 @ 100
        5.000%, 03/15/20                                               1,000               929
   Lancaster, Area Sewer Authority, RB
        6.750%, 04/01/12 (A)                                               5                 5
        6.000%, 04/01/12 (A)                                             190               202
   Lancaster, Parking Authority, RB
     Callable 01/22/09 @ 100
        5.750%, 01/01/12 (A)                                              25                26
   Lancaster, Solid Waste Management
     Authority, Ser B, RB, AMBAC
     Pre-Refunded @ 101
        5.375%, 12/15/08 (B)                                           1,200             1,214
   Langhorne, Higher Education
     Authority, Woods Services
     Project, RB, Radian
     Callable 11/15/11 @ 100
        4.950%, 11/15/16                                               2,485             2,453
        4.650%, 11/15/13                                                 850               853
   Lower Pottsgrove Township, RB
     Callable 05/01/09 @ 100
        6.250%, 05/01/12 (A)                                              40                42
   Luzerne County, Ser C, GO, MBIA-
     RE FGIC
        5.250%, 12/15/15                                               1,000             1,065
   McKeesport, Area School District,
     Ser C, GO
     Callable 01/22/09 @ 100
        5.000%, 04/01/13 (A)                                             370               387
   Meadville, Area Water Authority,
     RB, FSA
        5.125%, 07/01/14                                                 435               481
   Mifflin County, Hospital Authority,
     RB, Radian
     Callable 01/01/11 @ 101
        5.500%, 07/01/12                                               1,375             1,484
   Montgomery County, Higher
     Education & Health Authority,
     Arcadia University Project, RB,
     Radian
        5.000%, 04/01/15                                                 500               508
   Montgomery County, Higher
     Education & Health Authority,
     Dickinson College Project, Ser FF-
     1, RB, CIFG
        5.000%, 05/01/16                                               1,140             1,225
   Montgomery County, Industrial
     Development Authority, Montenay
     Project, Ser A, RB, MBIA
        5.250%, 11/01/14                                               1,000             1,086
   Nazareth, Area School District,
     Ser A, GO, FSA
     Pre-Refunded @ 100
        5.000%, 08/15/14 (B)                                             500               556
   Neshaminy, Water Reserve
     Authority, RB
     Callable 01/22/09 @ 100
        5.750%, 03/01/11 (A)                                              10                10
   Northampton County, Higher
     Education Building Authority,
     Moravian College Project, RB,
     Radian
     Callable 07/01/09 @ 100
        5.125%, 07/01/19                                                 470               467
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB, Radian
     Callable 01/01/13 @ 100
        5.500%, 07/01/15                                                 995             1,019
   Northampton County, Municipal
     Authority, RB
     Callable 01/22/09 @ 100
        6.750%, 11/01/13 (A)                                              20                22
   Penn State University , Ser B, RB
        5.250%, 08/15/21                                               1,000             1,046
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, AMT, RB,
     AMBAC
        5.000%, 12/01/14                                               2,000             2,002
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian
     Callable 12/01/10 @ 100
        5.625%, 12/01/15                                                 885               896
   Pennsylvania State, Economic
     Development Financing Authority,
     York Water Project, Ser A, AMT,
     RB, XLCA
     Callable 04/01/14 @ 100
        5.000%, 04/01/16                                               1,450             1,340
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Allegheny Delaware Valley
     Obligation Project, Ser A, RB,
     MBIA
     Callable 01/22/09 @ 100
        5.875%, 11/15/16                                                  25                23

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Allegheny Delaware Valley
     Obligation Project, Ser C, RB,
     MBIA
     Callable 01/22/09 @ 100
        5.875%, 11/15/18                                       $       3,200     $       2,872
        5.700%, 11/15/10                                                  50                48
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Drexel University Project, RB
     Callable 11/01/12 @ 100
        5.500%, 05/01/13                                               2,750             2,937
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Philadelphia University Project,
     RB, Radian
     Pre-Refunded @ 100
        5.750%, 06/01/10 (B)                                             660               699
   Pennsylvania State, Higher
     Educational Facilities Authority,
     University of Pennsylvania
     Trustees Project, Ser B, RB
        5.250%, 09/01/15                                               1,070             1,184
   Pennsylvania State, Higher
     Educational Facilities Authority,
     University of the Arts Project, RB,
     Radian
     Callable 03/15/10 @ 100
        5.500%, 03/15/13                                               1,025             1,039
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Widener University Project, RB
     Callable 07/15/13 @ 100
        5.000%, 07/15/20                                               1,000               838
   Pennsylvania State, Housing
     Finance Agency, Ser 103, AMT,
     RB
     Callable 10/01/17 @ 100
        5.700%, 04/01/22                                               1,860             1,732
   Pennsylvania State, Housing
     Finance Agency, Ser 97-A, AMT,
     RB
     Callable 10/01/16 @ 100
        4.500%, 10/01/22                                               1,000               768
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Program,
     Special Tax, Special Tax, MBIA-
     RE FGIC
     Callable 06/15/09 @ 100
        5.250%, 06/15/15                                               2,000             2,027
   Pennsylvania State, Ser 1, GO
     Callable 05/15/18 @ 100
        5.000%, 05/15/20                                               1,200             1,240
   Pennsylvania State, Ser 3, GO, FSA
        5.375%, 07/01/20                                               1,000             1,074
   Philadelphia, Airport Authority,
     Ser B, AMT, RB, FSA
        5.000%, 06/15/17                                                 750               694
   Philadelphia, Gas Works Authority,
     Ser B, RB, MBIA
        7.000%, 05/15/20 (A)                                           1,545             1,821
   Philadelphia, GO, CIFG
     Callable 08/01/16 @ 100
        5.000%, 08/01/17                                               1,000             1,009
   Philadelphia, Hospitals & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 01/22/09 @ 101
        5.125%, 05/15/18                                               1,000             1,009
   Philadelphia, Redevelopment
     Authority, Multi-Family Housing,
     Woodstock Project, RB, HUD
     Callable 01/22/09 @ 100
        5.450%, 02/01/23                                               1,195             1,074
   Philadelphia, School District, Ser B,
     GO, AMBAC
        5.000%, 04/01/13                                                 500               530
   Philadelphia, Water & Wastewater
     Authority, Ser A, RB, AMBAC
        5.000%, 08/01/15                                               1,000             1,072
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB
     Callable 01/22/09 @ 100
        6.625%, 10/01/12 (A)                                              20                22
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14                                               1,885             1,978
   Pittsburgh, Ser B, GO, FSA
        5.250%, 09/01/15                                               1,000             1,097
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     Callable 01/22/09 @ 101
        5.150%, 02/01/17                                                 175               159
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB, FNMA
     Callable 01/22/09 @ 101
        4.700%, 10/01/10                                                  90                90
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment, Ser A, TA
     Callable 01/22/09 @ 100
        6.000%, 12/01/11 (C)                                           1,900             1,933
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment, Ser B, TA
     Callable 01/22/09 @ 100
        6.250%, 03/15/15 (C)                                           1,700             1,714
   Quakertown, Hospital Authority,
     Community Hospital Project
        7.125%, 01/01/11 (A)                                              50                52

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Reading, Area Water Authority, RB,
     FSA
     Callable 06/01/17 @ 100
        5.000%, 12/01/21                                       $       2,080     $       2,100
   Scranton-Lackawanna, Health &
     Welfare Authority, RB
     Callable 01/22/09 @ 100
        6.625%, 07/01/09 (A)                                             130               134
   South Fayette Township, Sanitation
     Authority, RB
     Callable 01/22/09 @ 100
        6.375%, 11/01/12 (A)                                              70                75
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB
        5.625%, 07/01/10                                                  10                10
   Southcentral, General Revenue
     Authority, Hanover Hospital
     Project, RB, Radian
     Callable 06/01/12 @ 100
        4.900%, 12/01/14                                                 545               559
   Susquehanna Township, Sewer
     Authority, RB
     Callable 01/22/09 @ 100
        6.000%, 11/15/13 (A)                                              50                54
   Upper Allen Township, Sewer
     Authority, RB
     Callable 01/22/09 @ 100
        5.750%, 04/01/13 (A)                                             160               173
   Warwick, School District, GO, MBIA-
     RE FGIC
        5.000%, 02/15/15                                               1,000             1,058
   Westmoreland County, Municipal
     Authority, Special Obligation
        9.125%, 07/01/10 (A)                                              15                16
   Willistown Township, Municipal
     Sewer Authority, RB
     Callable 01/22/09 @ 100
        6.000%, 01/01/15 (A)                                              15                16
   York County, Industrial
     Development Authority, York
     Water Project, RB
        3.750%, 06/01/10                                               1,000               977
   York Township, Water & Sewer
     Authority
        5.900%, 08/01/13 (A)                                              90               102
                                                                                 -------------
                                                                                        72,754
                                                                                 -------------
PUERTO RICO -- 14.7%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     Senior Lien, Ser A, RB
        5.000%, 07/01/15                                                 500               517
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser QQ,
     RB, XLCA
        5.500%, 07/01/16                                                 500               503
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser UU,
     RB, MBIA
        5.000%, 07/01/19                                                 500               468
   Puerto Rico Commonwealth,
     Government Development Board,
     Senior Notes, Ser B, RB
        5.000%, 12/01/11                                                 250               254
        5.000%, 12/01/13                                                 880               880
        5.000%, 12/01/14                                                 650               644
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser AA, RB, MBIA
        5.500%, 07/01/18                                               1,100             1,085
        5.500%, 07/01/19                                               1,000               976
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser CC, RB
        5.000%, 07/01/16                                               1,230             1,168
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser K, RB
        5.000%, 07/01/13                                                 480               479
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser N, RB
        5.500%, 07/01/24                                               1,000               885
   Puerto Rico Commonwealth,
     Housing Finance Authority,
     Capital Funding Program, RB,
     HUD
        5.000%, 12/01/13 (A)                                             325               354
   Puerto Rico Commonwealth,
     Housing Finance Authority,
     Capital Funding Program, RB,
     HUD
        5.000%, 12/01/13                                                 175               179
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/16                                               1,000               994
   Puerto Rico Commonwealth, Public
     Finance Authority,
     Commonwealth Appropriations
     Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/27 (C)(D)                                        1,635             1,627
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO,
     MBIA
        5.500%, 07/01/18                                               1,000               990

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
November 30, 2008

                                                                 Face Amount        Market Value
Description                                                  ($ Thousands)/Shares   ($ Thousands)
-----------------------------------------------------        --------------------   -------------
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO,
     XLCA
        5.500%, 07/01/17                                          $     1,050       $      1,027
                                                                                    ------------
                                                                                          13,030
                                                                                    ------------

Total Municipal Bonds
   (Cost $88,673) ($ Thousands)                                                           85,784
                                                                                    ------------

Cash Equivalent -- 0.4%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.070% (E)                                  359,921                360
                                                                                    ------------
Total Cash Equivalents
   (Cost $360) ($ Thousands)                                                                 360
                                                                                    ------------

Total Investments -- 97.4%
   (Cost $89,033) ($ Thousands)+                                                    $     86,144
                                                                                    ============

Percentages are based on Net Assets of $88,403 ($ Thousands).

(A)   Security is escrowed to maturity.
(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(C) Securities are held in connection with a letter of credit issued by a major bank.
(D) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(E) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008

AMBAC -- American Municipal Bond Assurance Corporation

AMT   -- Alternative Minimum Tax (subject to)

CIFG  -- CDC IXIS Financial Guaranty

Cl    -- Class

FGIC  -- Financial Guaranty Insurance Company

FNMA  -- Federal National Mortgage Association

FSA   -- Financial Security Assistance

GO    -- General Obligation

GNMA  -- Government National Mortgage Association

HUD   -- Housing Urban Development

MBIA  -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
     Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB    -- Revenue Bond

Ser   -- Series

TA    -- Tax Allocation

XLCA  -- XL Capital Assurance

+     At November 30, 2008, the tax basis cost of the Fund's investments was
$89,014 ($ Thousands), and the unrealized appreciation and depreciation were $952 ($ Thousands) and $(3,822) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
MUNICIPAL BONDS -- 97.0%

MASSACHUSETTS -- 80.7%
   Ashland, GO, AMBAC
        5.000%, 05/15/15                                       $         230     $         244
   Boston, Ser A, GO
        5.000%, 01/01/14                                               1,000             1,089
   Erving, GO
        5.375%, 06/15/12                                                 500               517
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                               1,000             1,064
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                                 185               210
        5.500%, 03/01/12                                                 500               525
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/21                                                 500               582
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                                 750               821
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.250%, 07/01/30                                                 500               493
        5.000%, 07/01/15                                               1,000             1,086
        5.000%, 07/01/22                                                 500               506
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                                  45                47
   Massachusetts Bay, Transportation
     Authority, Ser B, RB
        5.250%, 07/01/21                                               1,000             1,040
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.500%, 07/01/18                                                 245               268
        5.250%, 07/01/21                                                 250               261
   Massachusetts State, Development
     Finance Agency, Babson College
     Project, Ser A, RB, MBIA
        5.000%, 10/01/17                                                 500               498
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                                 210               221
   Massachusetts State, Development
     Finance Agency, Boston College
     Project, Ser P, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/19                                                 250               258
   Massachusetts State, Development
     Finance Agency, Emerson
     College Project, Ser A, RB
        5.000%, 01/01/14                                               1,000             1,012
   Massachusetts State, Development
     Finance Agency, Hampshire
     College Project, RB
        5.150%, 10/01/14                                                 450               416
   Massachusetts State, Development
     Finance Agency, Holy Cross
     Project, Ser B, RB, AMBAC
     Callable 09/01/17 @ 100
        5.000%, 09/01/18                                                 250               260
   Massachusetts State, Development
     Finance Agency, Pharmacy &
     Allied Health Sciences Project,
     Ser C, RB
        5.000%, 07/01/10 (A)                                             175               184
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
        5.750%, 08/01/14                                                 500               542
   Massachusetts State, Development
     Finance Agency, Wheelock
     College Project, Ser C, RB
        5.000%, 10/01/17                                                 480               421
   Massachusetts State, Federal
     Highway Authority, Ser A, RB,
     MBIA
        5.500%, 12/15/13                                               1,000             1,096
        5.250%, 12/15/12                                                 500               541
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
        5.000%, 07/01/10                                                 250               252
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center,
     Ser C, RB, MBIA-RE FGIC
        5.000%, 08/15/15                                               1,320             1,369
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB, GO
     Callable 01/16/09 @ 100
        6.750%, 07/01/09                                                  10                10
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project,
     Ser E, RB
        5.000%, 07/01/12                                                 250               257
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser G, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/18                                                 200               197

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB
        5.000%, 08/15/15                                       $         250     $         269
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser M, RB
        5.250%, 07/01/29                                                 500               505
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
        5.500%, 08/15/15                                                 550               612
   Massachusetts State, Housing
     Finance Agency, Ser D, AMT, RB
     Callable 12/01/09 @ 100
        3.900%, 12/01/17 (B)                                           1,000             1,016
   Massachusetts State, Housing
     Finance Agency, Ser E, AMT, RB
     Callable 12/01/14 @ 100
        5.000%, 12/01/28                                                 250               185
   Massachusetts State, Housing
     Finance Agency, Single Family
     Housing Project, Ser III, AMT, RB
     Callable 06/01/13 @ 100
        4.200%, 12/01/14 (B)                                             565               508
   Massachusetts State, Industrial
     Finance Agency, Boston Edison
     Project, Ser A, RB
     Callable 01/16/09 @ 100
        5.750%, 02/01/14                                                 925               926
   Massachusetts State, Port Authority,
     Bosfuel Project, AMT, RB, MBIA-
     RE FGIC
        5.000%, 07/01/16                                                 750               703
   Massachusetts State, Port Authority,
     Ser C, AMT, RB, FSA
        5.000%, 07/01/15                                               1,150             1,187
   Massachusetts State, School
     Building Authority, Ser A, RB,
     FSA
        5.000%, 08/15/14                                                 750               813
   Massachusetts State, Ser A, GO
        5.250%, 08/01/22                                                 300               310
   Massachusetts State, Ser A, GO,
     FSA
        5.250%, 08/01/20                                                 500               528
   Massachusetts State, Ser B, GO,
     FGIC
        7.000%, 07/01/09 (A)                                             200               207
   Massachusetts State, Ser B, GO,
     FSA
        5.250%, 09/01/21                                                 500               522
   Massachusetts State, Ser C, GO,
     MBIA
        5.500%, 12/01/20                                                 750               805
   Massachusetts State, Ser D, GO
        5.500%, 10/01/16                                                 200               223
        5.000%, 08/01/16                                                 250               270
   Massachusetts State, Ser D, GO,
     MBIA
        5.500%, 11/01/15                                                 500               559
   Massachusetts State, Ser E, GO,
     AMBAC
     Pre-Refunded @ 100
        5.000%, 11/01/16 (C)                                             250               278
   Massachusetts State, Water
     Pollution Abatement Authority,
     MWRA Program, Ser Sub A, RB
        6.000%, 08/01/19                                                 500               567
   Massachusetts State, Water
     Pollution Abatement Authority,
     Pool Program, Ser 8, RB
     Callable 08/01/12 @ 100
        5.250%, 08/01/13                                                   5                 5
   Massachusetts State, Water
     Pollution Abatement Authority,
     Pool Program, Ser A, RB
        5.250%, 08/01/14                                                 625               688
   Massachusetts State, Water
     Pollution Abatement Authority,
     RB
        5.000%, 08/01/20                                                 500               513
   Massachusetts State, Water
     Pollution Abatement, RB
        5.250%, 08/01/29                                                 500               499
   Massachusetts State, Water
     Resources Authority, Ser B, RB,
     FSA
        5.250%, 08/01/23                                                 500               512
   Massachusetts State, Water
     Resources Authority, Ser C, RB
        6.000%, 12/01/11                                                 105               112
   Springfield, Municipal Purpose
     Loan, GO, FSA
        5.750%, 08/01/14                                               1,000             1,095
   Springfield, Municipal Purpose
     Loan, GO, MBIA
        5.250%, 08/01/15                                               1,000             1,065
   Springfield, Water & Sewer
     Authority, Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
        5.000%, 07/15/17                                                 500               524
                                                                                 -------------
                                                                                        32,293
                                                                                 -------------
PUERTO RICO -- 15.9%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     Senior Lien, Ser A, RB
        5.000%, 07/01/15                                               1,000             1,034
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser LL,
     RB, MBIA
        5.500%, 07/01/18                                                 250               250

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
November 30, 2008

                                                                Face Amount       Market Value
Description                                                    ($ Thousands)     ($ Thousands)
-----------------------------------------------------          -------------     -------------
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser QQ,
     RB, XLCA
        5.500%, 07/01/16                                       $         250     $         251
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser UU,
     RB, FSA
        5.000%, 07/01/14                                                 200               208
   Puerto Rico Commonwealth, GO
        6.500%, 07/01/13                                                 250               265
   Puerto Rico Commonwealth,
     Government Development Board,
     Senior Notes, Ser B, RB
        5.000%, 12/01/14                                                 250               248
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser CC, RB
        5.000%, 07/01/14                                                 300               297
        5.000%, 07/01/16                                                 750               712
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                                                   5                 5
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14 (A)                                              45                53
   Puerto Rico Commonwealth,
     Infrastructure Financing
     Authority, Special Tax, Ser C,
     Special Tax, AMBAC
        5.500%, 07/01/16                                                 250               254
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                                 500               511
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/28 (B)                                             250               247
   Puerto Rico Commonwealth, Public
     Finance Authority,
     Commonwealth Appropriations
     Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/27 (B)(D)                                          800               796
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO
        5.250%, 07/01/15                                               1,000               985
   Puerto Rico Commonwealth, Ser A,
     GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/30 (B)                                             250               246
                                                                                 -------------
                                                                                         6,362
                                                                                 -------------

                                                              Face Amount/Shares   Market Value
Description                                                      ($ Thousands)     ($ Thousands)
-----------------------------------------------------         ------------------   -------------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Finance
     Authority, Gross Receipts Taxes,
     Ser A, RB
        5.625%, 10/01/10                                         $       150       $        154
                                                                                   ------------

Total Municipal Bonds
   (Cost $39,674) ($ Thousands)                                                          38,809
                                                                                   ------------

Cash Equivalent -- 1.3%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.07% (E)                                  513,997                514
                                                                                   ------------
Total Cash Equivalents
   (Cost $514) ($ Thousands)                                                                514
                                                                                   ------------

Total Investments -- 98.3%
   (Cost $40,188) ($ Thousands)+                                                  $      39,323
                                                                                  =============

Percentages are based on Net Assets of $39,998 ($ Thousands).

(A)   Security is escrowed to maturity.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(D) Securities are held in connection with a letter of credit issued by a major bank.
(E) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008

AMBAC -- American Municipal Bond Assurance Corporation

AMT   -- Alternative Minimum Tax (subject to)

Cl    -- Class

FGIC  -- Financial Guaranty Insurance Company

FSA   -- Financial Security Assistance

GO    -- General Obligation

MBIA  -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
      Guaranty Insurance Company

RB    -- Revenue Bond

Ser   -- Series

XLCA  -- XL Capital Assurance

+     At November 30, 2008, the tax basis cost of the Fund's investments was
$40,188 ($ Thousands), and the unrealized appreciation and depreciation were $337 ($ Thousands) and $(1,202) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
MUNICIPAL BONDS -- 97.2%

NEW JERSEY -- 85.3%

   Atlantic County, Public Facilities
    Lease Agreement, COP, MBIA-RE
    FGIC
        6.000%, 03/01/13                                             $       1,000  $       1,101
   Burlington County, Bridge Authority,
    Government Loan Program, RB
    Callable 10/15/12 @ 100
        5.000%, 10/15/13                                                     1,290          1,379
   Burlington County, Bridge Authority,
    Government Loan Program, RB,
    AMBAC
        5.000%, 12/15/13                                                     1,000          1,080
   Camden County, Municipal Utilities
    Authority, County Agreement
    Project, Ser B, RB, MBIA-RE
    FGIC
        5.000%, 07/15/15                                                     1,750          1,845
   Cumberland County, Improvement
    Authority, County Guaranteed
    Project, RB, MBIA
        5.000%, 01/01/13                                                       500            529
   East Orange, Ser A, GO, FSA
        5.000%, 08/01/12                                                     1,185          1,216
   Freehold, Regional High School
    District, GO, MBIA-RE FGIC
        5.000%, 03/01/15                                                     1,280          1,381
   Garden State, Preservation Trust,
    Ser C, RB, FSA
        5.125%, 11/01/16                                                     1,000          1,094
   Lacey, Municipal Utilities Authority,
    RB, AMBAC
    Callable 12/01/17 @ 100
        5.000%, 12/01/19                                                       550            564
   Lafayette Yard, Community
    Development Authority, Trenton
    Hotel/Conference Center Project,
    RB, MBIA
    Pre-Refunded @ 101
        6.125%, 04/01/10 (A)                                                   500            534
        5.250%, 04/01/10 (A)                                                   540            571
   New Jersey State, Casino
    Reinvestment Development
    Authority, Ser A, RB, MBIA
        5.000%, 06/01/14                                                     3,000          3,052
   New Jersey State, Economic
    Development Authority, Masonic
    Charity Foundation Project, RB
    Callable 06/01/11 @ 102
        5.000%, 06/01/12                                                       890            842
   New Jersey State, Economic
    Development Authority, Motor
    Vehicle Surcharge Revenue
    Project, Ser A, RB, MBIA
    Callable 07/01/14 @ 100
        5.250%, 07/01/15                                                     2,000          2,120
   New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser G, RB, AMBAC
    Pre-Refunded @ 100
        5.000%, 09/01/13 (A)                                                 1,550          1,706
   New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
        5.000%, 09/01/13                                                     1,000          1,072
   New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
    Pre-Refunded @ 100
        5.250%, 09/01/14 (A)                                                 1,275          1,431
   New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB, FGIC
    Pre-Refunded @ 100
        5.000%, 09/01/14 (A)                                                 1,900          2,108
   New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser K, RB, AMBAC
    Callable 12/15/15 @ 100
        5.250%, 12/15/16                                                     1,485          1,580
   New Jersey State, Educational
    Facilities Authority, College of
    New Jersey Project, Ser D, RB,
    FSA
    Callable 07/01/18 @ 100
        5.000%, 07/01/23                                                     2,695          2,640
   New Jersey State, Educational
    Facilities Authority, Fairleigh
    Dickinson Project, Ser C, RB
        6.000%, 07/01/12                                                     1,670          1,606
   New Jersey State, Educational
    Facilities Authority, Princeton
    University Project, Ser E, RB
        5.000%, 07/01/15                                                     2,500          2,743
   New Jersey State, Educational
    Facilities Authority, Ramapo
    College Project, Ser I, RB,
    AMBAC
    Callable 07/01/17 @ 100
        5.000%, 07/01/18                                                     1,620          1,698

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   New Jersey State, Educational
    Facilities Authority, Rowan
    University Project , Ser I, RB,
    FGIC
    Pre-Refunded @ 100
        5.125%, 07/01/13 (A)                                         $       1,500  $       1,660
   New Jersey State, Environmental
    Infrastructure Trust, Ser A, RB
        5.000%, 09/01/20                                                     1,220          1,266
   New Jersey State, Health Care
    Facilities Financing Authority,
    Atlantic Care Regional Medical
    Center Project, RB
    Callable 07/01/17 @ 100
        5.000%, 07/01/21                                                     2,000          1,732
   New Jersey State, Health Care
    Facilities Financing Authority,
    Burdette Tomlin Memorial
    Hospital Project, RB
    Callable 07/01/09 @ 101
        5.250%, 07/01/11                                                       535            537
   New Jersey State, Health Care
    Facilities Financing Authority,
    Children's Specialized Hospital
    Project, Ser A, RB
        5.000%, 07/01/12                                                       400            383
        5.000%, 07/01/14                                                       510            472
   New Jersey State, Health Care
    Facilities Financing Authority,
    Children's Specialized Hospital
    Project, Ser A, RB
    Callable 07/01/15 @ 100
        5.000%, 07/01/18                                                       200            164
   New Jersey State, Health Care
    Facilities Financing Authority,
    RWJ Health Care Corporation
    Project, Ser B, RB, Radian
        5.000%, 07/01/13                                                     1,000          1,006
        5.000%, 07/01/14                                                       570            569
   New Jersey State, Health Care
    Facilities Financing Authority,
    South Jersey Hospital Project, RB
    Callable 07/01/16 @ 100
        5.000%, 07/01/17                                                     1,875          1,758
   New Jersey State, Highway
    Authority, Garden State Parkway
    Project, RB, FGIC
    Pre-Refunded @ 100
        5.250%, 01/01/12 (A)                                                 1,480          1,609
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                                     1,485          1,641
   New Jersey State, Transportation
    Administration, Federal
    Transportation Grants, Ser B,
    COP, AMBAC
        5.500%, 09/15/11                                                     3,450          3,660
   New Jersey State, Transportation
    Trust Fund , Transportation
    Systems Project, Ser A, RB, MBIA
        5.250%, 12/15/21                                                     1,615          1,607
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB
        5.500%, 06/15/13 (B)                                                 1,070          1,203
        5.000%, 06/15/10 (B)                                                   165            173
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB, FGIC
        5.250%, 06/15/13 (B)                                                 1,065          1,186
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB, FSA
        5.500%, 12/15/16                                                     3,000          3,202
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser C, RB
    Pre-Refunded @ 100
        5.500%, 06/15/13 (A)                                                 2,420          2,720
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser C, RB, FGIC
        5.250%, 06/15/12 (B)                                                 2,500          2,752
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser C, RB, FGIC
    Pre-Refunded @ 100
        5.250%, 06/15/15 (A)                                                 1,165          1,321
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser C, RB, MBIA
        5.250%, 06/15/13 (B)                                                 3,000          3,341
   New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser D, RB,
    AMBAC
    Pre-Refunded @ 100
        5.000%, 06/15/15 (A)                                                 2,115          2,367
   Ocean County, Waste Utilities
    Authority, RB
        5.250%, 01/01/10                                                     1,305          1,327
   Passaic Valley, Sewer Authority,
    Ser F, RB, MBIA-RE FGIC
        5.000%, 12/01/12                                                     1,270          1,306
   Rahway, COP, MBIA
    Callable 02/15/10 @ 101
        5.400%, 02/15/13                                                       475            491
        5.300%, 02/15/12                                                       450            466
   Southeast Morris County, RB, MBIA
    Callable 01/01/11 @ 100
        5.000%, 01/01/13                                                     1,215          1,257
   Trenton, GO, MBIA
        5.000%, 12/01/11                                                     1,360          1,393

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   West Orange, GO
    Pre-Refunded @ 100
        5.450%, 02/15/10 (A)                                         $         980  $       1,024
   West Windsor Plainsboro, Regional
    School District, GO, FSA
        5.000%, 12/01/12                                                     1,100          1,184
        5.000%, 09/15/15                                                       540            589
        5.000%, 09/15/16                                                     1,075          1,166
        5.000%, 09/15/17                                                       635            683
                                                                                    -------------
                                                                                           81,107
                                                                                    -------------
NEW YORK -- 3.3%

   New York & New Jersey, Port
    Authority, One Hundred Forty
    Eighth Project, RB, FSA
    Callable 08/15/17 @ 100
        5.000%, 08/15/19                                                     3,000          3,118
                                                                                    -------------

PENNSYLVANIA -- 0.8%

   Delaware River, Joint Toll Bridge
    Commission, Ser A, RB, MBIA
        5.000%, 07/01/16                                                       730            787
                                                                                    -------------

PUERTO RICO -- 7.8%

   Puerto Rico Commonwealth,
    Electric Power Authority, Ser JJ,
    RB, XLCA
        5.375%, 07/01/17                                                     1,000            983
   Puerto Rico Commonwealth,
    Electric Power Authority, Ser UU,
    RB, MBIA
        5.000%, 07/01/19                                                     1,000            936
   Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser E, RB, FSA
        5.500%, 07/01/12                                                     1,015          1,066
   Puerto Rico Commonwealth, Public
    Improvement Project, Ser A, GO,
    FGIC
        5.500%, 07/01/16                                                     1,000          1,003
        5.500%, 07/01/19                                                     2,600          2,486
   Puerto Rico Commonwealth, Public
    Improvement Project, Ser A, GO,
    MBIA
        5.500%, 07/01/18                                                     1,000            990
                                                                                    -------------
                                                                                            7,464
                                                                                    -------------

Total Municipal Bonds
   (Cost $93,513) ($ Thousands)                                                            92,476
                                                                                    -------------

                                                                                     Market Value
Description                                                             Shares      ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
Cash Equivalent -- 1.2%

   SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 1.070% (C)                                      1,131,912          1,132
                                                                                    -------------

Total Cash Equivalent
   (Cost $1,132) ($ Thousands)                                                      $       1,132
                                                                                    -------------
Total Investments -- 98.4%
   (Cost $94,645) ($ Thousands)+                                                    $      93,608
                                                                                    =============

Percentages are based on Net Assets of $95,123 ($ Thousands).

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)   Security is escrowed to maturity.
(C) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008.

AMBAC -- American Municipal Bond Assurance Corporation

CI -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
  Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

+ At November 30, 2008, the tax basis cost of the Fund's investments was $94,645 ($ Thousands), and the unrealized appreciation and depreciation were $1,675
($ Thousands) and $(2,712) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
MUNICIPAL BONDS -- 98.1%

NEW YORK -- 85.0%

   Amherst, Industrial Development
    Agency, Mandatory Tender,
    Ser A, RB, Radian
        4.200%, 10/01/31 (A)                                         $         475  $         483
   Dutchess County, Industrial
    Development Agency, Bard
    College Civic Facilities Project,
    Ser A-1, RB
        5.000%, 08/01/17                                                       500            507
   Dutchess County, Industrial
    Development Agency, IBM
    Project, AMT, RB
    Callable 12/01/09 @ 100
        5.450%, 12/01/29 (A)                                                 1,500          1,551
   Erie County, Water Authority, RB
        5.000%, 12/01/16                                                     1,000          1,080
   Islip, Resource Recovery Agency,
    Ser F, AMT, RB, FSA
        5.000%, 07/01/12                                                     1,000          1,048
   Long Island, Power Authority, Ser E,
    RB, MBIA
    Callable 12/01/16 @ 100
        5.000%, 12/01/18                                                     1,000            995
   Long Island, Power Authority, Ser E,
    RB, MBIA-RE FGIC
    Callable 12/01/16 @ 100
        5.000%, 12/01/17                                                       500            505
   Long Island, Power Authority, Ser F,
    RB, MBIA
        5.000%, 05/01/15                                                     1,000          1,039
   Metropolitan New York,
    Transportation Authority, Ser A,
    RB
        5.000%, 11/15/13                                                     1,000          1,047
   Metropolitan New York,
    Transportation Authority, Ser A,
    RB, MBIA
        5.000%, 11/15/11                                                     1,550          1,604
        5.000%, 11/15/14                                                     1,290          1,335
   Metropolitan New York,
    Transportation Authority, Ser A,
    RB, MBIA-RE FGIC
    Callable 11/15/17 @ 100
      5.000%, 11/15/18                                                       1,000            999
   Metropolitan New York,
    Transportation Authority, Ser A,
    RB, MBIA-RE FGIC
    Callable 11/15/11 @ 100
        5.250%, 11/15/12                                                     1,000          1,053
   Metropolitan New York,
    Transportation Authority, Ser C,
    RB
        5.000%, 11/15/12                                                     1,000          1,047
   Metropolitan New York,
    Transportation Authority, Ser C,
    RB, AMBAC
        5.000%, 11/15/13                                                     1,000          1,066
   Mount Sinai, Free School District,
    GO, AMBAC
        6.200%, 02/15/14                                                       500            562
   Nassau County, Healthcare
    Facilities Authority, RB, FSA
    Pre-Refunded @ 102
        6.000%, 08/01/09 (B)                                                   750            788
   Nassau County, Interim Finance
    Authority, Ser A, RB, MBIA
        5.000%, 11/15/14                                                       500            546
   Nassau County, Interim Finance
    Authority, Ser A-1, RB, AMBAC
    Callable 11/15/11 @ 100
        5.375%, 11/15/14                                                        75             79
   Nassau County, Ser A, GO, MBIA-
    RE FGIC
        6.000%, 07/01/10                                                       100            105
   New York & New Jersey, Port
    Authority, JFK International
    Airport Terminal Project, Ser 6,
    AMT, RB, MBIA
        6.250%, 12/01/09                                                       500            513
   New York & New Jersey, Port
    Authority, One Hundred Thirty
    Ninth Project, AMT, RB, MBIA-
    RE FGIC
        5.000%, 10/01/13                                                     1,000          1,051
   New York & New Jersey, Port
    Authority, Ser 131, AMT, RB
    Callable 06/15/13 @ 101
        5.000%, 12/15/13                                                     1,500          1,526
   New York & New Jersey, Port
    Authority, RB, AMBAC
        5.200%, 09/01/15                                                     1,215          1,330
   New York City, Housing
    Development Authority, Capital
    Funding Program, Ser A, RB,
    MBIA-RE FGIC
        5.000%, 07/01/12                                                     1,000          1,065
   New York City, Housing
    Development Authority, Capital
    Funding Program, Ser A, RB,
    MBIA-RE FGIC
    Callable 07/01/15 @ 100
        5.000%, 07/01/16                                                     2,975          3,088
   New York City, Industrial
    Development Agency, Terminal
    One Group Association Project,
    AMT, RB
        5.500%, 01/01/14                                                     1,000          1,016
        5.000%, 01/01/10                                                       750            767

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   New York City, Municipal Water
    Finance Authority, Ser A, RB,
    AMBAC
        5.875%, 06/15/13 (C)                                         $         250  $         286
   New York City, Ser C, GO, CIFG
        5.000%, 08/01/14                                                     1,500          1,582
   New York City, Ser C, GO, MBIA
        5.000%, 08/01/13                                                       500            528
        5.000%, 08/01/15                                                       750            789
   New York City, Ser G, GO
        5.000%, 08/01/15                                                       705            741
   New York City, Ser G, GO, AMBAC
    Callable 02/01/16 @ 100
        5.000%, 08/01/17                                                       725            745
   New York City, Ser H, GO
        5.000%, 08/01/13                                                       840            886
   New York City, Ser H, GO, FGIC
        6.000%, 08/01/12                                                       750            814
   New York City, Ser H, GO, FGIC
    Callable 08/01/14 @ 100
        5.000%, 08/01/15                                                       750            783
   New York City, Ser I, GO, MBIA
    Callable 08/01/14 @ 100
        5.000%, 08/01/17                                                       500            511
   New York City, Ser M, GO
        5.000%, 04/01/13                                                       700            737
   New York City, Ser Sub F-1, GO
        5.000%, 09/01/13                                                       750            792
   New York City, Ser Sub J, GO
    Callable 06/01/16 @ 100
        5.000%, 06/01/17                                                       300            309
   New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Callable 11/01/11 @ 100
        5.500%, 05/01/09 (A)                                                   750            780
   New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB
    Callable 02/01/11 @ 100
        5.250%, 02/01/29 (A)(D)                                                750            770
   New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser Sub D-2, RB
    Callable 05/01/14 @ 100
        5.000%, 11/01/14                                                     1,000          1,077
   New York City, Transitional Finance
    Authority, Ser S-1, RB, MBIA-RE
    FGIC
        5.000%, 07/15/16                                                       350            377
   New York City, Transportation
    Authority, Livingston Plaza
    Project, RB, FSA
        5.400%, 01/01/18 (C)                                                   105            116
   New York Local Government
    Assistance, Ser E, RB, GO
        6.000%, 04/01/14                                                     1,040          1,138
   New York State, Dormitory
    Authority, City University System
    Construction Project, 5th
    General, Ser A, RB, MBIA-RE
    FGIC
        5.000%, 07/01/13                                                     2,000          2,143
   New York State, Dormitory
    Authority, City University System,
    Special Obligation, Ser D, RB,
    FGIC
        5.750%, 07/01/12                                                     1,000          1,056
   New York State, Dormitory
    Authority, Education Project,
    Ser D, RB
        5.000%, 03/15/14                                                     1,000          1,078
   New York State, Dormitory
    Authority, Health Quest Systems
    Project, Ser B, RB
        5.000%, 07/01/15                                                       740            789
        5.000%, 07/01/16                                                       655            703
   New York State, Dormitory
    Authority, Interfaith Medical
    Center Project, RB
        5.000%, 02/15/18                                                     1,000            991
   New York State, Dormitory
    Authority, Manhattan College
    Project, RB, Radian
        5.500%, 07/01/11                                                       900            950
   New York State, Dormitory
    Authority, Mental Health Project,
    RB, FSA
    Callable 02/15/15 @ 100
        5.000%, 02/15/16                                                     1,500          1,583
   New York State, Dormitory
    Authority, Mental Health Project,
    Ser G, RB, AMBAC
        5.250%, 08/15/09                                                       385            394
   New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser C, RB, MBIA-RE FGIC
        5.000%, 02/15/13                                                       800            858
   New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser D, RB, FSA
        5.250%, 08/15/18                                                     2,000          2,144
   New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser D, RB, MBIA-RE FGIC
    Callable 02/15/15 @ 100
        5.000%, 08/15/19                                                     2,000          1,984

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser B, RB
        6.500%, 08/15/09                                             $         400  $         413
   New York State, Dormitory
    Authority, Montefiore Medical
    Center Project, RB, MBIA-RE
    FGIC
        5.000%, 02/01/13                                                       500            520
   New York State, Dormitory
    Authority, New York State
    Department of Health Project,
    RB
        5.250%, 07/01/13                                                       500            534
   New York State, Dormitory
    Authority, New York University
    Project, Ser A, RB, MBIA
        6.000%, 07/01/19                                                       100            112
   New York State, Dormitory
    Authority, New York University
    Project, Ser B, RB
        5.000%, 07/01/16                                                       500            535
   New York State, Dormitory
    Authority, Rochester Institute of
    Technology Project, Ser A, RB,
    AMBAC
        5.000%, 07/01/12                                                     1,000          1,072
        5.000%, 07/01/13                                                     1,000          1,080
   New York State, Dormitory
    Authority, Ryan/Clinton
    Community Health Center
    Project, RB, SONYMA
        5.400%, 07/01/09                                                       250            256
   New York State, Dormitory
    Authority, Ser B, RB
    Callable 05/15/12 @ 100
        5.250%, 05/15/09 (A)                                                 3,000          3,115
   New York State, Dormitory
    Authority, Ser B, RB, AMBAC
        5.500%, 03/15/24                                                     1,000          1,040
   New York State, Dormitory
    Authority, Ser B, RB, XLCA
        5.250%, 01/01/09 (A)                                                 1,750          1,846
   New York State, Dormitory
    Authority, Siena College Project,
    RB, MBIA
        5.000%, 07/01/16                                                       500            520
   New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB
        5.500%, 05/15/13                                                       810            869
   New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB, AMBAC
        5.250%, 05/15/15                                                     1,170          1,262
   New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB, FGIC
        7.500%, 05/15/13                                                       600            710
   New York State, Environmental
    Facilities Authority, New York
    City Water Project, RB
        5.750%, 06/15/09 (C)                                                    40             41
   New York State, Environmental
    Facilities Authority, New York
    City Water Project, RB
        5.750%, 06/15/09                                                         5              5
        5.750%, 06/15/10                                                        35             37
   New York State, Environmental
    Facilities Authority, New York
    City Water Project, Ser 2, RB
        5.750%, 06/15/12                                                       105            116
   New York State, Environmental
    Facilities Authority, Revolving
    Funds - New York City Municipal
    Project, Ser C, RB
        5.000%, 06/15/15                                                     1,475          1,601
   New York State, Environmental
    Facilities Authority, Revolving
    Funds - New York City Municipal
    Water Project, Ser A, RB
    Callable 06/15/18 @ 100
        5.000%, 06/15/24                                                     1,500          1,489
   New York State, Environmental
    Facilities Authority, Revolving
    Funds - New York City Municipal
    Water Project, Ser E, RB
        5.000%, 06/15/14                                                       750            818
   New York State, Environmental
    Facilities Authority, Revolving
    Funds, Ser B, RB
        5.000%, 11/15/16                                                     1,000          1,089
   New York State, Environmental
    Facilities Authority, Revolving
    Funds, Ser E, RB, MBIA
        6.000%, 06/15/12                                                     1,350          1,486
   New York State, Environmental
    Facilities Authority, Ser A,RB,
    MBIA-RE FGIC
        5.250%, 12/15/13                                                     1,000          1,098
   New York State, Environmental
    Facilities Authority, State Water
    Project, Ser A, RB
        5.750%, 06/15/09 (C)                                                     5              5
   New York State, Mortgage Agency,
    Homeowner Mortgage Project,
    Ser 98, RB
    Callable 04/01/11 @ 100
        5.050%, 10/01/17                                                       825            793

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
November 30, 2008

                                                                      Face Amount    Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   New York State, Mortgage Agency,
      Ser 26, RB
      Callable 07/01/10 @ 100
        5.350%, 10/01/16                                             $          60  $          59
   New York State, Sales Tax Asset
      Receivables Project, Ser A, RB,
      MBIA
      Callable 10/15/14 @ 100
        5.000%, 10/15/17                                                     1,000          1,049
   New York State, Thruway &
      Highway Board, Ser B, RB, FSA
        5.000%, 04/01/14                                                     1,000          1,077
        5.000%, 04/01/15                                                     1,000          1,076
   New York State, Thruway &
      Highway Board, Ser B, RB,
      MBIA-RE FGIC
      Callable 10/01/15 @ 100
        5.000%, 04/01/16                                                     1,000          1,048
   New York State, Thruway Authority,
      Ser B, RB
      Callable 10/01/18 @ 100
        5.000%, 04/01/20                                                     1,000          1,015
   New York State, Thruway Authority,
      Ser H, RB, MBIA
        5.000%, 01/01/15                                                       635            678
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
        5.000%, 03/15/14                                                     1,000          1,077
   New York State, Triborough Bridge
      & Tunnel Authority, General
      Purpose Project, Ser SR, RB
        5.500%, 01/01/12 (C)                                                   430            451
   New York State, Triborough Bridge
      & Tunnel Authority, RB, MBIA
        5.500%, 11/15/20                                                       750            797
   New York State, Triborough Bridge
      & Tunnel Authority, Ser C, RB
        5.000%, 11/15/15                                                     1,000          1,086
   New York State, Urban
      Development Authority, Personal
      Income Tax Project, Ser A1, RB
        5.000%, 12/15/16                                                       250            269
   New York State, Urban
      Development Authority, Personal
      Income Tax Project, Ser A-1, RB,
      AMBAC
        5.000%, 12/15/15                                                     1,000          1,082
   New York State, Urban
      Development Authority, Ser A,
      RB
        5.000%, 01/01/17                                                       450            458
   New York State, Urban
      Development Authority, Service
      Contract, RB, FSA
        5.000%, 01/01/15                                                       500            538
   New York State, Urban
      Development Authority, Service
      Contract, Ser A, RB
        5.000%, 01/01/15                                                       500            523
   Troy, Industrial Development
      Authority, Rensselaer
      Polytechnic Institute Project,
      Ser A, RB
        5.500%, 09/01/10                                                       400            418
   TSASC, Ser 1, RB
      Callable 06/01/16 @ 100
        4.750%, 06/01/22                                                     2,805          2,231
   Yonkers, Ser A, GO, FSA
        5.000%, 05/01/17                                                       500            525
   Yonkers, Ser A, GO, MBIA
        5.000%, 08/01/13                                                     1,500          1,566
                                                                                    -------------
                                                                                           95,714
                                                                                    -------------
PUERTO RICO -- 13.0%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser QQ,
      RB, XLCA
        5.500%, 07/01/16                                                       500            503
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, MBIA
        5.000%, 07/01/19                                                       500            468
   Puerto Rico Commonwealth,
      Government Development Board,
      Senior Notes, Ser B, RB
        5.000%, 12/01/11                                                       500            508
        5.000%, 12/01/15                                                       750            723
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, RB, FSA
        5.500%, 07/01/25                                                     1,740          1,622
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
        5.000%, 07/01/16                                                     2,100          1,994
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser E, RB, FSA
        5.500%, 07/01/19                                                       750            755
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14 (C)                                                   115            136
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                                                        10             11
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program, RB,
      HUD
        5.000%, 12/01/13 (C)                                                   985          1,072

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
November 30, 2008

                                                                   Face Amount       Market Value
Description                                                   ($ Thousands)/Shares  ($ Thousands)
------------------------------------------------------------  --------------------  -------------
   Puerto Rico Commonwealth,
    Housing Finance Authority,
    Capital Funding Program, RB, HUD
        5.000%, 12/01/13                                      $                515  $         527
   Puerto Rico Commonwealth,
    Infrastructure Financing
    Authority, Ser C, Special Tax,
    AMBAC
        5.500%, 07/01/16                                                       500            508
   Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
        5.500%, 07/01/12                                                       250            256
   Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser J, RB
    Callable 07/01/12 @ 100
        5.000%, 07/01/28 (A)                                                 1,000            986
   Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser N, RB
        5.250%, 07/01/17                                                       765            725
   Puerto Rico Commonwealth, Public
    Finance Authority,
    Commonwealth Appropriations
    Project, Ser A, RB
    Callable 02/01/12 @ 100
        5.750%, 08/01/27 (A)(E)                                              2,850          2,836
   Puerto Rico Commonwealth, Ser A, GO
    Callable 07/01/12 @ 100
        5.000%, 07/01/30 (A)                                                 1,000            983
                                                                                    -------------
                                                                                           14,613
                                                                                    -------------

VIRGIN ISLANDS -- 0.1%
   Virgin Islands, Public Finance
    Authority, Gross Receipts Taxes,
    Ser A, RB
        5.625%, 10/01/10                                                       150            154
                                                                                    -------------

Total Municipal Bonds
   (Cost $112,343) ($ Thousands)                                                          110,481
                                                                                    -------------

CASH EQUIVALENT -- 0.8%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.070% (F)                                       930,748            931
                                                                                    -------------

Total Cash Equivalent
   (Cost $931) ($ Thousands)                                                                  931
                                                                                    -------------
Total Investments -- 98.9%
   (Cost $113,274) ($ Thousands)+                                                   $     111,412
                                                                                    =============

Percentages are based on Net Assets of $112,653 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(C)   Security is escrowed to maturity.
(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2008. The coupon on a step bond changes on a specified date.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
  Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

SONYMA -- State of New York Mortgage Agency

XLCA -- XL Capital Assurance

+ At November 30, 2008, the tax basis cost of the Fund's investments was $113,272 ($ Thousands), and the unrealized appreciation and depreciation were $966 ($ Thousands) and $(2,826) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
MUNICIPAL BONDS -- 96.3%

CALIFORNIA -- 88.1%
   ABAG, Finance Authority ,
      Channing House Project, COP
        4.900%, 02/15/09                                             $         275  $         274
   Bay Area Toll Authority, Ser F, RB
      Callable 04/01/17 @ 100
        5.000%, 04/01/23                                                     2,000          1,960
   California State University, Ser A,
      RB, FSA
        5.000%, 11/01/16                                                     1,235          1,330
   California State, Communities
      Development Authority, Health
      Facilities-Adventist Health
      Project, Ser A, RB
        5.000%, 03/01/15                                                     1,385          1,354
   California State, Communities
      Development Authority,
      Huntington Memorial Hospital
      Project, RB
        5.000%, 07/01/15                                                     2,860          2,827
   California State, Communities
      Development Authority, LA
      Jewish Home Project, RB
      Callable 11/15/10 @ 100
        4.500%, 11/15/13                                                     3,000          3,020
   California State, Communities
      Development Authority,
      Redlands Community Hospital
      Project, Ser A, RB, Radian
        5.000%, 04/01/14                                                     1,000            994
   California State, Communities
      Development Authority, St.
      Joseph Project, RB, FSA
        5.000%, 07/01/14                                                     1,000          1,058
   California State, Department of
      Water Resources & Power,
      Power Supply Project, Ser H, RB
        5.000%, 05/01/17                                                     3,125          3,247
   California State, Department of
      Water Resources & Power, Ser A,
      RB, MBIA
      Pre-Refunded @ 101
        5.375%, 05/01/12 (A)                                                 2,500          2,791
   California State, Department of
      Water Resources & Power,
      Ser W, RB, FSA
        5.500%, 12/01/13                                                     1,540          1,711
   California State, Department of
      Water Resources & Power, Ser Y,
      RB, FGIC
      Pre-Refunded @ 100
        5.250%, 06/01/13 (A)                                                    30             34
   California State, Economic
      Recovery Authority, Ser A, GO
        5.250%, 07/01/12                                                     1,680          1,792
   California State, Educational
      Facilities Authority, Santa Clara
      University Project, RB, AMBAC
        5.250%, 09/01/19                                                     1,250          1,295
   California State, Efficiency
      Financing Authority, Capital
      Improvements Program, COP,
      AMBAC
        6.000%, 04/01/09 (B)                                                    80             81
   California State, GO
        5.250%, 02/01/18                                                     2,000          2,064
        5.000%, 04/01/12                                                    10,000         10,483
        5.000%, 10/01/16                                                     3,225          3,350
   California State, GO, XLCA
        5.250%, 02/01/11                                                     2,000          2,090
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
        5.000%, 11/15/14                                                     1,000          1,014
   California State, Public Works
      Board, California State University
      Project, Ser A, RB, MBIA-RE
      FGIC
        5.250%, 10/01/17                                                     1,380          1,439
   California State, Public Works
      Board, Department of General
      Services - Butterfield Street
      Project, Ser A, RB
        5.000%, 06/01/15                                                     1,000          1,024
   California State, Public Works
      Board, Department of General
      Services Project, Ser A, RB, FSA
      Callable 04/01/16 @ 100
        5.000%, 04/01/17                                                     1,560          1,593
   California State, Union Elementary
      School District, Ser B, GO,  FGIC
      Pre-Refunded @ 100
        5.375%, 09/01/12 (A)                                                 1,000          1,106
   California State, Various Purposes,
      GO
        5.000%, 03/01/15                                                     7,000          7,348
   California State, Various Purposes,
      GO, FSA
        5.000%, 09/01/16                                                     2,000          2,125
   Cerritos Community College, Ser A,
      GO, MBIA
      Pre-Refunded @ 101
        5.000%, 08/01/13 (A)                                                 1,170          1,307
   Corona-Norca, Unified School
      District, Ser B, GO, FSA
        8.542%, 09/01/12 (C)                                                 1,005            885
        8.767%, 09/01/13 (C)                                                 1,000            841
   Del Mar, Race Track Authority, RB
        5.000%, 08/15/10                                                       700            693
   Evergreen, Elementary School
      District, GO, MBIA
      Callable 09/01/14 @ 100
        5.000%, 09/01/22                                                     2,270          2,210

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
        5.200%, 10/01/10                                             $       1,615  $       1,656
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
        5.100%, 10/01/09                                                       360            368
   Fremont, Union High School
      District, GO, MBIA-RE FGIC
      Callable 09/01/15 @ 100
        5.000%, 09/01/20                                                     2,000          2,037
   Fremont, Union High School
      District, GO, MBIA-RE FGIC
        5.000%, 09/01/13                                                     2,325          2,515
   Fresno, Joint Powers Financing
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
        5.500%, 08/01/15                                                     1,445          1,511
   Golden West Schools, Financing
     Authority, Placentia-Yorba Linda
     University Project, RB, AMBAC
        5.500%, 08/01/21                                                     1,500          1,574
   Hacienda La Puente, Ser A, GO,
     MBIA
        8.355%, 08/01/15 (C)                                                 1,200            903
   Imperial, District Irrigation &
     Electric Authority, RB
        5.000%, 11/01/15                                                     1,000          1,063
   Intermodal Container, Ser A, RB,
     AMBAC
        5.000%, 11/01/10                                                     1,465          1,527
   Loma Linda, University Medical
     Center Project, Ser A, RB
        5.000%, 12/01/15                                                     1,575          1,372
   Los Angeles Community College
     District, Ser A, GO, FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/20                                                     1,500          1,527
   Los Angeles, Department of
     Airports, Los Angeles
     International Airport Project,
     Ser C, RB
        5.000%, 05/15/17                                                     1,200          1,233
   Los Angeles, Ser A, GO, MBIA
        5.250%, 09/01/13                                                     1,180          1,280
   Los Angeles, Sonnenblick Del Rio
     Project, COP, AMBAC
        5.375%, 11/01/10                                                       890            936
   Los Angeles, Unified School
     District, Ser A-2, GO, FGIC
     Callable 07/01/14 @ 100
        5.000%, 07/01/16                                                     1,500          1,575
   M-S-R, Public Power Agency,
     Ser K, RB, MBIA
        5.000%, 07/01/13                                                     2,600          2,750
   North Orange County, Community
     College , Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100
        5.000%, 08/01/14 (A)                                                 1,250          1,399
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                                     1,270          1,321
   Orange County, Water District
     Authority, Ser B, COP, MBIA
        4.500%, 08/15/13                                                     1,350          1,415
   Palo Alto, Unified School District,
     GO, FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/16                                                     1,195          1,279
   Rancho Cucamonga,
     Redevelopment Agency, Rancho
     Redevelopment Project, Ser A,
     TA, AMBAC
     Callable 09/01/14 @ 100
        5.000%, 09/01/15                                                     2,000          2,081
   Rancho Mirage, Joint Power
     Authority, Eisenhower Medical
     Center Project, Ser A, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                                     1,000            847
   Rancho Santiago, Community
     College , GO, FSA
        5.250%, 09/01/17                                                     3,325          3,601
   Rancho, Water District Financing
     Authority, Ser A, RB, FSA
     Callable 08/01/18 @ 100
        5.000%, 08/01/21                                                     1,385          1,363
   Redwood City, Elementary School
     District, GO, MBIA-RE FGIC
        5.000%, 08/01/15                                                     2,275          2,447
   Riverside, Community College , GO,
     FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/18                                                     1,700          1,753
   Riverside, Electric Authority, RB,
     FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                                     2,485          2,628
   Riverside, Public Financing
     Authority, COP
        5.400%, 05/15/09                                                     1,030          1,024
   Sacramento, Municipal Utilities
     Authority , Ser S, RB, MBIA
        5.000%, 11/15/13                                                     1,400          1,482
   San Buenaventura, Ser B, COP,
     AMBAC
        5.000%, 01/01/12                                                     1,455          1,524
   San Diego, Burnham Institution for
     Medical Research Project, COP
     Callable 09/01/15 @ 102
        5.000%, 09/01/16                                                       575            485

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
November 30, 2008

                                                                      Face Amount   Market Value
Description                                                          ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------  -------------  -------------
   San Diego, Redevelopment Agency,
     Centre City Redevelopment
     Project, Ser A, RB
        5.450%, 09/01/09                                             $         175  $         178
   San Diego, Redevelopment Agency,
     Centre City Redevelopment
     Project, Ser A, TA, XLCA
        5.000%, 09/01/13                                                     1,300          1,322
   San Francisco City & County ,
     Ser 2, RB, MBIA-RE FGIC
        5.000%, 05/01/12                                                     1,555          1,628
   San Francisco Community College
     District, Ser B, GO, FSA
        5.000%, 06/15/14                                                     3,040          3,291
   San Francisco, Bay Area Toll
     Authority, Ser F, RB
        5.000%, 04/01/13                                                     1,000          1,062
   San Francisco, State Building
     Authority, California State & San
     Francisco Civic Center Project,
     Ser A, RB, MBIA-RE FGIC
     Callable 12/01/15 @ 100
        5.000%, 12/01/16                                                     3,500          3,617
   San Joaquin County, Capital
     Facilities Project, COP, MBIA
        5.500%, 11/15/13                                                     1,000          1,079
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
        5.000%, 08/01/21                                                     5,000          4,369
   Santa Fe Springs, Community
     Development Commission,
     Construction Redevelopment
     Project, Ser A, TA, MBIA
        5.000%, 09/01/15                                                     2,585          2,727
   Santa Monica, Malibu School
     District, GO, MBIA-RE FGIC
        5.250%, 08/01/11                                                     2,095          2,236
   Santa Rosa, Wastewater Authority,
     Ser A, RB, AMBAC
        5.000%, 09/01/16                                                     2,000          2,125
   Saugus, Union School District,
     Ser B, GO, FSA
     Pre-Refunded @ 100
        5.000%, 08/01/15 (A)                                                 1,375          1,551
   South San Francisco, School
     District, RB, MBIA
        5.000%, 09/15/17                                                     1,070          1,131
   Southern California Public Power
     Authority, Ser A, RB, FSA
        5.000%, 01/01/15                                                     1,750          1,883
   Stockton, Essential Services
     Building, Parking Facility Project,
     COP
        5.000%, 08/01/09 (B)                                                   280            287
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                                     1,595          1,674
   Tulare, Local Health Care Authority,
     RB
        5.000%, 11/01/15                                                       525            461
        5.000%, 11/01/16                                                       550            473
   University of California, Regents
     Medical Center, Ser A, RB, MBIA
     Callable 05/15/15 @ 101
        5.000%, 05/15/16                                                     1,000          1,055
   University of California, Regents
     Medical Center, Ser A, RB, MBIA
        5.000%, 05/15/13                                                     2,000          2,135
   University of California, Ser K, RB,
     MBIA
     Callable 05/15/15 @ 101
        5.000%, 05/15/20                                                     5,790          5,833
   Val Verde, Unified School District,
     COP, FGIC
     Pre-Refunded @ 100
        5.250%, 01/01/15 (A)                                                 2,500          2,821
   Val Verde, Unified School District,
     COP, FGIC
        5.000%, 01/01/14 (B)                                                   500            554
   Whittier, High School District, GO,
     MBIA
     Callable 08/01/15 @ 100
        5.000%, 08/01/20                                                     1,485          1,467
                                                                                    -------------
                                                                                          156,775
                                                                                    -------------

PUERTO RICO -- 8.2%
   Puerto Rico Commonwealth,
     Electric Power Authority, RB,
     MBIA
        5.000%, 07/01/20                                                     1,700          1,479
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser K, RB
     Pre-Refunded @ 100
        5.000%, 07/01/15 (A)                                                 1,210          1,363
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser W, RB, MBIA
        5.500%, 07/01/13                                                     3,400          3,555
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB, FSA
        5.500%, 07/01/15                                                     1,490          1,569
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB,
     CIFG
        5.500%, 07/01/16                                                     1,000            997
   Puerto Rico Commonwealth, Public
     Improvement Project, GO, MBIA
        5.250%, 07/01/12                                                     2,000          2,057
        5.250%, 07/01/15                                                     1,000          1,013

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
November 30, 2008

                                                                  Face Amount       Market Value
Description                                                   ($ Thousands)/Shares  ($ Thousands)
------------------------------------------------------------  --------------------  -------------
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO,
     FGIC
        5.500%, 07/01/13                                      $              2,500  $       2,572
                                                                                    -------------
                                                                                           14,605
                                                                                    -------------

Total Municipal Bonds
   (Cost $174,008) ($ Thousands)                                                          171,380
                                                                                    -------------

TAX EXEMPT CORPORATE BOND -- 1.0%

CALIFORNIA -- 1.0%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
        4.500%, 12/01/16                                                     2,000          1,681
                                                                                    -------------

Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                                              1,681
                                                                                    -------------

CASH EQUIVALENT -- 1.7%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.070% (D)                                     3,058,364          3,058
                                                                                    -------------

Total Cash Equivalent
   (Cost $3,058) ($ Thousands)                                                              3,058
                                                                                    -------------
Total Investments -- 99.0%
   (Cost $179,066) ( $ Thousands)+                                                  $     176,119
                                                                                    =============

Percentages are based on Net Assets of $177,978 ($ Thousands).

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)   Security is escrowed to maturity.
(C) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.
(D) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008.

ABAG -- Association of Bay Area Governments

AMBAC -- American Municipal Bond Assurance Corporation

CIFG -- CDC IXIS Financial Guaranty

CI -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

MBIA-RE FGIC -- Municipal Bond Investors Association re-insurance of Financial
  Guaranty Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

+ At November 30, 2008, the tax basis cost of the Fund's investments was $179,071 ($ Thousands), and the unrealized appreciation and depreciation were $2,238 ($ Thousands) and $(5,190) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount   Market Value
Description                                                                                  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------  -------------  -------------
MUNICIPAL BONDS -- 56.4%

ALABAMA -- 1.6%
     Colbert County, Northwest Alabama
        Health Care Authority, RB
        Callable 06/01/13 @ 101
          5.750%, 06/01/27                                                                   $         800  $         608
     Montgomery, Medical Clinic Board,
        Jackson Hospital & Clinic Project,
        RB
        Callable 03/01/16 @ 100
          5.250%, 03/01/36                                                                             750            499
     Tuscaloosa, Educational Building
        Authority, Stillman College
        Project, Ser A, RB
        Callable 06/01/17 @ 100
          5.000%, 06/01/26                                                                             500            349
                                                                                                            -------------
                                                                                                                    1,456
                                                                                                            -------------

ALASKA -- 0.1%
     Alaska State, Industrial
        Development & Export Authority,
        Boys & Girls Home Project, RB
        Callable 12/01/17 @ 100
          6.000%, 12/01/36                                                                             200            127
                                                                                                            -------------

ARIZONA -- 2.5%
     Arizona State, School Facilities
        Board, COP
          5.000%, 09/01/12                                                                             250            261
     Mohave County, Industrial
        Development Authority, Mohave
        Prison LLC Expansion Project, RB
        Callable 05/01/19 @ 100
          8.000%, 05/01/25                                                                             400            380
     Pima County, Industrial
        Development Authority, American
        Charter Schools Fundation
        Project, Ser A, RB
        Callable 07/01/17 @ 100
          5.625%, 07/01/38                                                                             250            175
     Pima County, Industrial
        Development Authority, Tuscan
        Electric Power Project, Ser A, RB
        Callable 03/01/13 @ 100
          6.375%, 09/01/29                                                                           1,250            960
     Pima County, Industrial
        Development Authority, Tuscon
        County Day School Project, RB
        Callable 06/01/17 @ 100
          5.000%, 06/01/37                                                                             265            168
     Salt Verde, Financial Authority, RB
          5.000%, 12/01/37                                                                             500            320
                                                                                                            -------------
                                                                                                                    2,264
                                                                                                            -------------

CALIFORNIA -- 2.5%
     California State, Municipal Finance
        Authority, Biola University
        Project, RB
        Callable 04/01/18 @ 100
          5.875%, 10/01/34                                                                             250            191
     Chabot-Las Positas , Community
        College Project, Ser B, GO,
        AMBAC
        Callable 08/01/16 @ 100
          5.000%, 08/01/30                                                                           1,000            909
     Long Beach, Special Tax, Towne
        Center Project
        Callable 10/01/18 @ 100
          5.400%, 10/01/23                                                                             650            547
     Oakland, Port Authority, Ser K,
        AMT, RB, MBIA
        Callable 05/01/10 @ 100
          5.750%, 11/01/12                                                                             500            500
     University of California Regents
        Medical Center, RB, MBIA
          2.050%, 02/15/09 (A)                                                                         250            116
                                                                                                            -------------
                                                                                                                    2,263
                                                                                                            -------------

COLORADO -- 1.0%
     Colorado State, Health Facilities
        Authority, Valley View Hospital
        Association Project, RB
        Callable 05/15/18 @ 100
          5.750%, 05/15/36                                                                             500            347
     Colorado State, Public Energy
        Authority, RB
          6.250%, 11/15/28                                                                             650            532
                                                                                                            -------------
                                                                                                                      879
                                                                                                            -------------

FLORIDA -- 1.2%
     Brevard County, Health Facilities
        Authority, Health First Project, RB
        Callable 04/01/16 @ 100
          5.000%, 04/01/36                                                                             460            288
     Florida State, University Square
        Community Development
        Authority, Special Assessment,
        Ser A-1
        Callable 05/01/17 @ 100
          5.875%, 05/01/38                                                                             250            178
     Miami-Dade County, Educational
        Facilities Authority, University of
        Miami Project, Ser A, RB
        Callable 04/01/16 @ 100
          5.500%, 04/01/38                                                                             500            426

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount   Market Value
Description                                                                                  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------  -------------  -------------
     Seminole Tribe, Special Obligation,
        Ser A, RB
        Callable 10/01/17 @ 100
          5.250%, 10/01/27                                                                   $         250  $         184
                                                                                                            -------------
                                                                                                                    1,076
                                                                                                            -------------

GEORGIA -- 1.0%
     Georgia State, Medical Center
        Hospital Authority, Spring Harbor
        Green Island Project, RB
        Callable 07/01/17 @ 100
          5.250%, 07/01/37                                                                             600            365
     Georgia State, Municipal Electric
        Authority , Project One, Ser Sub
        A, RB
          5.250%, 01/01/17                                                                             450            462
     Main Street Natural Gas, Ser A, RB
          6.250%, 07/15/28                                                                             700            119
                                                                                                            -------------
                                                                                                                      946
                                                                                                            -------------

IDAHO -- 0.3%
     Idaho State, Health Facilities
        Authority, Trinity Health Group
        Project, Ser B, RB
        Callable 12/01/18 @ 100
          6.250%, 12/01/33                                                                             250            244
                                                                                                            -------------

ILLINOIS -- 2.5%
     Belleville, Frank Scott Parkway
        Redevelopment Project, Ser A, TA
        Callable 11/01/17 @ 100
          5.700%, 05/01/36                                                                             250            162
     Chicago, O'Hare International
        Airport, Third Lien, Ser A, RB,
        MBIA Callable 01/01/16 @ 100
          5.000%, 01/01/33                                                                             850            702
     Hillside, Mannheim Redevelopment
        Project, TA
        Callable 01/01/18 @ 102
          7.000%, 01/01/28                                                                             500            405
     Illinois State, Finance Authority,
        Fairview Obligation Group Project,
        Ser A, RB
        Callable 08/15/18 @ 100
          6.250%, 08/15/35                                                                             500            355
     Illinois State, Finance Authority,
        Monarch Landing Facilities
        Project, Ser A, RB
        Callable 12/01/17 @ 100
          7.000%, 12/01/37                                                                             200            150
     Illinois State, Finance Authority,
        Sherman Health Systems Project,
        Ser A, RB
        Callable 08/01/17 @ 100
          5.500%, 08/01/37                                                                             250            175
     Illinois State, Sports Facility Finance
        Authority, Leafs Hockey Club
        Project, Ser A, RB
        Callable 03/01/17 @ 100
          6.000%, 03/01/37                                                                             300            202
     Southwestern Illinois, Development
        Authority, Comprehensive Mental
        Health Center Project, RB
        Callable 06/01/17 @ 103
          6.625%, 06/01/37                                                                             150            106
                                                                                                            -------------
                                                                                                                    2,257
                                                                                                            -------------

INDIANA -- 1.0%
     Jasper County, Pollution Control
        Board, Ser C, RB, MBIA
          5.850%, 04/01/19                                                                           1,000            935
                                                                                                            -------------

IOWA -- 0.7%
     Deerfield, Senior Living Facilities
        Finance Authority, Retirement
        Community Project, Ser A, RB
        Callable 11/15/17 @ 100
          5.500%, 11/15/27                                                                             250            153
          5.500%, 11/15/37                                                                             900            505
                                                                                                            -------------
                                                                                                                      658
                                                                                                            -------------

KANSAS -- 0.6%
     Manhattan, Healthcare Facilities
        Authority, Meadowlark Hills
        Retirement Project, Ser B, RB
        Callable 05/15/14 @ 103
          5.125%, 05/15/37                                                                             750            444
          5.125%, 05/15/42                                                                             100             58
                                                                                                            -------------
                                                                                                                      502
                                                                                                            -------------

LOUISIANA -- 0.9%
     St. John Baptist Parish, Marathon
        Oil Project, Ser A, RB
        Callable 06/01/17 @ 100
          5.125%, 06/01/37                                                                           1,300            826
                                                                                                            -------------

MARYLAND -- 2.6%
     Maryland State, Economic
        Development, Chesapeake Bay
        Project, Ser A, RB
        Callable 12/01/16 @ 100
          5.000%, 12/01/31                                                                             500            263
     Maryland State, Economic
        Development, University of
        Maryland College Park Project,
        RB
        Callable 06/01/18 @ 100
          5.750%, 06/01/33                                                                           1,000            788

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount   Market Value
Description                                                                                  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------  -------------  -------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     King Farm Presbyterian
     Community Project, Ser A, RB
     Callable 01/01/17 @ 100
        5.300%, 01/01/37                                                                     $         300  $         161
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Medical Center Project,
     Ser A, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/37                                                                               650            429
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Washington County Hospital
     Project, RB
     Callable 01/01/18 @ 100
        5.750%, 01/01/38                                                                             1,000            695
                                                                                                             ------------
                                                                                                                    2,336
                                                                                                             ------------

MASSACHUSETTS -- 0.2%
   Massachusetts State, Development
     Finance Agency, Adventcare
     Project, Ser A, RB
     Callable 10/15/17 @ 100
        6.750%, 10/15/37                                                                               250            178
                                                                                                             ------------

MICHIGAN -- 1.2%
   Grand Traverse Academy, RB
     Callable 11/01/17 @ 100
        5.000%, 11/01/36                                                                               300            181
   Michigan State, Hospital Finance
     Authority, Henry Ford Health
     System Project, Ser A, RB
     Callable 11/15/16 @ 100
        5.000%, 11/15/38                                                                             1,000            694
   Michigan State, Public Educational
     Facilities Authority, Long-Term
     Obligation Bradford Project, RB
     Callable 09/01/17 @ 102
        6.500%, 09/01/37                                                                               250            190
                                                                                                             ------------
                                                                                                                    1,065
                                                                                                             ------------

MINNESOTA -- 1.5%
   Falcon Heights, Kaleidoscope
     Charter School Project, Ser A, RB
     Callable 11/01/15 @ 100
        6.000%, 11/01/37                                                                               100             71
   Minneapolis, Health Care Authority,
     Fairview Health Services Project,
     Ser A, RB
     Callable 11/15/18 @ 100
        6.750%, 11/15/32                                                                               300            290
   Minnesota State, Higher Education
     Facilities Authority, Bethel
     University Project, Ser SIX-R, RB
     Callable 05/01/17 @ 100
        5.500%, 05/01/37                                                                             1,000            667
   Washington County, Housing &
     Redevelopment Authority,
     Birchwood & Woodbury Projects,
     Ser A, RB
     Callable 06/01/17 @ 100
        5.625%, 06/01/37                                                                               500            311
                                                                                                             ------------
                                                                                                                    1,339
                                                                                                             ------------

MISSISSIPPI -- 1.1%
   Mississippi State, Business Finance
     Authority, Energy Restoration
     Project, RB
     Callable 01/12/09 @ 100
        5.875%, 04/01/22                                                                             1,300          1,025
                                                                                                             ------------

NEW HAMPSHIRE -- 2.2%
   New Hampshire State, Health &
     Education Facilities Authority,
     University of New Hampshire
     Project, Ser B, RB
     Callable 12/17/08 @ 100
        1.200%, 01/02/09 (A)                                                                         2,000          2,000
                                                                                                             ------------

NEW JERSEY -- 1.4%
   Burlington County, Bridge
     Commission, The Evergreens
     Project, RB
     Callable 01/01/18 @ 100
        5.625%, 01/01/38                                                                               250            165
   New Jersey State, Economic
     Development Authority, Seashore
     Gardens Project, RB
     Callable 11/01/16 @ 100
        5.375%, 11/01/36                                                                               300            179
   New Jersey State, Tobacco
     Settlement Financing, Ser 1-A,
     RB
     Callable 06/01/17 @ 100
        5.000%, 06/01/41                                                                             1,750            977
                                                                                                             ------------
                                                                                                                    1,321
                                                                                                             ------------

NEW YORK -- 2.0%
   Monroe County, RAN
        6.500%, 04/15/09                                                                             1,000          1,007
   Nassau County, Industrial
     Development Agency,
     Amsterdam at Harborside
     Project, Ser A, RB
     Callable 01/01/18 @ 100
        6.700%, 01/01/43                                                                               750            566

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount   Market Value
Description                                                                                  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------  -------------  -------------
   New York City, Industrial
     Development Agency, Yankee
     Stadium Project, RB, FGIC
        5.676%, 03/01/16 (A)                                                                 $         250  $         223
                                                                                                            -------------
                                                                                                                    1,796
                                                                                                            -------------

NORTH CAROLINA -- 1.7%
   North Carolina State, Eastern
     Municipal Power Agency, Ser A,
     RB
     Callable 01/01/18 @ 100
        5.250%, 01/01/20                                                                               500            481
   North Carolina State, Medical Care
     Commission, Deerfield Project,
     Ser A, RB
     Callable 11/01/18 @ 100
        6.000%, 11/01/33                                                                               250            203
   North Carolina State, Medical Care
     Commission, Village at
     Brookwood Project, RB
     Callable 01/01/14 @ 103
        5.250%, 01/01/32                                                                               750            476
   Surry County, Northern Hospital
     District, RB
     Callable 04/01/18 @ 100
        6.250%, 10/01/38                                                                               500            392
                                                                                                            -------------
                                                                                                                    1,552
                                                                                                            -------------

OHIO -- 2.4%
   Buckeye, Tobacco Settlement
     Financing Authority, Ser A-2, RB
     Callable 06/01/17 @ 100
        5.875%, 06/01/30                                                                               800            531
        5.875%, 06/01/47                                                                             1,250            770
        6.000%, 06/01/42                                                                             1,435            915
                                                                                                            -------------
                                                                                                                    2,216
                                                                                                            -------------

PENNSYLVANIA -- 4.2%
   Allegheny County, Higher Education
     Building Authority, Robert Morris
     University Project, Ser A, RB
     Callable 10/15/18 @ 100
        6.000%, 10/15/38                                                                               250            190
   Allegheny County, Hospital
     Development Authority, Western
     Pennsylvania Health System
     Project, Ser A, RB
     Callable 11/15/17 @ 100
        5.375%, 11/15/40                                                                               575            323
   Cumberland County, Municipal
     Authority, Messiah Village Project,
     Ser A, RB
     Callable 07/01/18 @ 100
        6.000%, 07/01/35                                                                               250            185
   Lancaster County, Hospital
     Authority, Brethren Village
     Project, Ser A, RB
     Callable 07/01/17 @ 100
        6.250%, 07/01/26                                                                               250            193
   Pennsylvania State, Economic
     Development Financing Authority,
     Reliant Energy Project, Ser A,
     AMT, RB
     Callable 06/01/11 @ 103
        6.750%, 06/01/09 (A)                                                                         1,100            680
   Pennsylvania State, Turnpike
     Commission, Ser U, RB
     Callable 12/17/08 @ 100
        1.000%, 01/02/09 (A)                                                                           500            500
   Philadelphia, Hospitals & Higher
     Education Facilities Authority,
     Temple University Health System
     Project, Ser A, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/34                                                                               750            443
   Philadelphia, Hospitals & Higher
     Education Facilities Authority,
     Temple University  Hospital
     Project, Ser A, RB
     Callable 01/20/09 @ 100
        6.625%, 11/15/23                                                                               500            406
   Philadelphia, Industrial
     Development Authority, Ser A, RB
     Callable 09/15/17 @ 100
        5.500%, 09/15/37                                                                               250            172
   Susquehanna Area, Regional Airport
     Authority, Ser A, AMT, RB
     Callable 01/01/18 @ 100
        6.500%, 01/01/38                                                                             1,000            744
                                                                                                            -------------
                                                                                                                    3,836
                                                                                                            -------------

PUERTO RICO -- 2.1%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority,
     Senior Lien, Ser A, RB
     Callable 07/01/18 @ 100
        6.000%, 07/01/38                                                                             1,625          1,422
   Puerto Rico Commonwealth, Ser A,
     GO
     Callable 07/01/18 @ 100
        6.000%, 07/01/38                                                                               600            532
                                                                                                            -------------
                                                                                                                    1,954
                                                                                                            -------------

SOUTH CAROLINA -- 2.1%
   South Carolina State, Jobs-
     Economic Development Authority,
     Lutheran Homes Project, RB
     Callable 05/01/17 @ 100
        5.500%, 05/01/28                                                                             1,050            706

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount   Market Value
Description                                                                                  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------------  -------------  -------------
   South Carolina State, Jobs-
     Economic Development Authority,
     Woodlands at Furman Project,
     Ser A, RB
     Callable 11/15/17 @ 100
        6.000%, 11/15/37                                                                     $         250  $         171
   South Carolina State, Public Service
     Authority, Ser B, RB, MBIA
        5.000%, 01/01/19                                                                             1,000          1,048
                                                                                                            -------------
                                                                                                                    1,925
                                                                                                            -------------

TENNESSEE -- 3.3%
   Knoxville County, Health
     Educational & Housing Facilities
     Board, Baptist Health Systems
     Project, RB
     Callable 04/15/12 @ 101
        6.500%, 04/15/31                                                                             1,000            863
   Knoxville County, Health
     Educational & Housing Facilities
     Board, University Health Systems
     Project, RB
     Callable 04/01/17 @ 100
        5.250%, 04/01/36                                                                               250            165
   Sullivan County, Health Educational
     & Housing Authority, Wellmont
     Health Systems Project, Ser C,
     RB
     Callable 09/01/16 @ 100
        5.250%, 09/01/36                                                                             1,250            808
   Sumner County, Health Educational
     & Housing Authority, Regional
     Hospital Project, Ser A, RB
     Callable 11/01/17 @ 100
        5.500%, 11/01/37                                                                               750            528
   Tennessee State, Energy Acquisition
     Authority, Ser C, RB
        5.000%, 02/01/27                                                                             1,000            632
                                                                                                            -------------
                                                                                                                    2,996
                                                                                                            -------------

TEXAS -- 7.0%
   Brazos, River Authority, TXU Energy
     Project, Ser B, AMT, RB
     Callable 07/01/13 @ 101
        6.300%, 07/01/32 (A)                                                                           375            204
   Brazos, River Authority, TXU Energy
     Project, Ser D-1, AMT, RB
     Callable 07/01/18 @ 100
        8.250%, 05/01/33                                                                               600            414
   Fort Bend County, GO, MBIA
     Callable 03/01/17 @ 100
        4.750%, 03/01/31                                                                               500            434
   Guadalupe-Blanco, River Authority,
     Texas Central Project, RB
        5.625%, 10/01/17                                                                               750            693
   Gulf Coast, Waste Disposal
     Authority, Waste Management of
     Texas Project, Ser C, AMT, RB
     Callable 05/01/16 @ 101
        5.200%, 05/01/28                                                                               500            327
   Harris County, Health Facilities
     Development, Hermann
     Healthcare Systems Project,
     Ser B, RB
     Callable 12/01/18 @ 100
        7.250%, 12/01/35                                                                               250            249
   Houston, Airport Systems Authority,
     Special Facilities - Continental
     Project, Ser E, AMT, RB
     Callable 07/01/11 @ 101
        6.750%, 07/01/29                                                                               500            306
   Lubbock, Educational Facilities
     Authority, Lubbock Christian
     Project, RB
     Callable 11/01/17 @ 100
        5.250%, 11/01/37                                                                               250            175
   Lubbock, Health Facilities
     Development Authority, Carillon
     Project, Ser A, RB
     Callable 07/01/16 @ 101
        6.500%, 07/01/26                                                                               170            133
   Lufkin, Health Facilities
     Development, Memorial Health
     Systems East Texas Project, RB
     Callable 02/15/17 @ 100
        5.500%, 02/15/37                                                                               250            168
   Mission, Economic Development
     Authority, Allied Waste Project,
     Ser A, AMT, RB
     Callable 04/01/12 @ 100
        5.200%, 04/01/18                                                                               250            180
   North Texas, Thruway Authority,
     First Tier, Ser A, RB
     Callable 01/01/18 @ 100
        5.625%, 01/01/33                                                                               250            213
   North Texas, Thruway Authority,
     Second Tier, Ser F, RB
     Callable 01/01/18 @ 100
        5.750%, 01/01/33                                                                             1,200          1,036
   Texas State, Alliance Airport
     Authority, American Airlines
     Project, AMT, RB
     Callable 12/01/12 @ 100
        5.250%, 12/01/29                                                                               250             92
   Texas State, Municipal Gas
     Acquisition & Supply I, Senior
     Lien, RB
        5.250%, 12/15/23                                                                               250            185
        5.000%, 12/15/11                                                                               250            234
   Texas State, Water Development
     Board, Ser B, RB
     Callable 07/15/14 @ 100
        4.500%, 07/15/23                                                                               850            778

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                              Face Amount       Market Value
Description                                                                                  ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------------------  -------------     -------------
   Titus County, Fresh Water Supply
     District No. 1, RB
        4.500%, 07/01/11                                                                     $         250     $         244
   Tyler, Health Facilities Development
     Authority, East Texas Medical
     Center Project, Ser A, RB
     Callable 11/01/17 @ 100
        5.375%, 11/01/37                                                                               250               163
   Willacy County, Local Government,
     Ser A-1, RB
     Callable 03/01/12 @ 103
        6.875%, 09/01/28                                                                               250               178
                                                                                                               -------------
                                                                                                                       6,406
                                                                                                               -------------

UTAH -- 0.9%
   Utah State, Charter School Finance
     Authority, Rockwell Charter
     School Project, Ser A, RB
     Callable 02/15/19 @ 100
        6.750%, 08/15/28                                                                               500               410
   Utah State, St. George Electric, RB,
     FSA
     Callable 06/01/18 @ 100
        5.000%, 06/01/38                                                                               500               445
                                                                                                               -------------
                                                                                                                         855
                                                                                                               -------------

VIRGINIA -- 0.9%
   Fauquier County, Industrial
     Development Authority, Fauquier
     Hospital Obligation Group Project,
     Ser A, RB
     Callable 10/01/17 @ 100
        5.250%, 10/01/37                                                                               500               343
   James City & County, Economic
     Development Authority, Ser A, RB
     Callable 07/01/17 @ 100
        5.500%, 07/01/37                                                                               200               124
   Lewistown, Community Center
     Development Authority, RB
     Callable 03/01/18 @ 100
        6.050%, 03/01/27                                                                               250               184
   Virginia State, White Oak Village
     Shops, Special Assessment
        5.300%, 03/01/17                                                                               250               203
                                                                                                               -------------
                                                                                                                         854
                                                                                                               -------------

WASHINGTON -- 3.7%
   King County, Public Hospital District
     No. 1, Ser B, GO
     Callable 06/01/18 @ 100
        5.250%, 12/01/37                                                                               850               753

                                                                                         Face Amount/Shares     Market Value
Description                                                                                 ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------------   -------------------   --------------
   Washington State, Health Care
     Facilities Authority, Catholic
     Health Initiatives Project, Ser D,
     RB
     Callable 10/01/18 @ 100
        6.375%, 10/01/36                                                                 $             400      $         378
   Washington State, Housing Finance
     Commission, Skyline at First Hill
     Project, Ser A, RB
     Callable 01/01/17 @ 100
        5.625%, 01/01/38                                                                             1,000                615
   Washington State, Ser C, GO
        5.000%, 01/01/18                                                                             1,500              1,595
                                                                                                                -------------
                                                                                                                        3,341
                                                                                                                -------------

Total Municipal Bonds
   (Cost $65,058) ($ Thousands)                                                                                        51,428
                                                                                                                -------------

PREFERRED STOCK -- 25.4%

ENERGY -- 0.7%
   Apache
     5.680%                                                                                              7                619
                                                                                                                -------------

FINANCIALS -- 19.6%
   ABN AMRO Capital Funding Trust
     VII
     6.080%                                                                                             11                112
   Aegon
     6.500%                                                                                              5                 43
     6.375%                                                                                             48                411
     4.000% (A)                                                                                         13                 83
   Allianz
     8.375%                                                                                             74              1,343
   American International Group
     8.500% (B)                                                                                          2                 14
   Arch Capital Group
     8.000%                                                                                             19                332
     7.875%                                                                                             24                389
   Bank of America
     4.000% (A)                                                                                         13                117
   Barclays Bank PLC
     8.125%                                                                                              4                 51
     7.750%                                                                                             23                317
     7.100%                                                                                             50                635
   Citigroup
     8.125%                                                                                             61                851
   Credit Suisse Guernsey
     7.900%                                                                                             54              1,029
   Delphi Financial Group
     7.376% (A)                                                                                          2                 19
   Deutsche Bank Capital Funding
     Trust VIII
     6.375%                                                                                              6                 80

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                                Shares          Market Value
Description                                                                                  ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------------------  -------------      -------------
   Deutsche Bank Capital Funding
     Trust X
     7.350%                                                                                              2      $          29
   Deutsche Bank Contingent Capital
     Trust II
     6.550%                                                                                             78              1,021
   Deutsche Bank Contingent Capital
     Trust III
     7.600%                                                                                              2                 30
   Deutsche Bank Contingent Capital
     Trust V
     8.050%                                                                                             21                334
   Goldman Sachs Group
     4.000% (A)                                                                                          3                 31
   Heller Financial
     6.687%                                                                                             14                974
   HSBC Finance
     6.360%                                                                                             17                251
   HSBC Holdings PLC
     6.200%                                                                                             46                712
   HSBC USA
     6.500%                                                                                              2                 31
     4.500% (A)                                                                                         12                142
     2.858%                                                                                              8                277
   ING Groep
     7.375%                                                                                             15                178
     7.200%                                                                                              4                 41
     7.050%                                                                                             30                331
     6.375%                                                                                             43                429
     6.200%                                                                                              4                 45
   JPMorgan Chase
     8.625%                                                                                             10                243
   Merrill Lynch
     8.625%                                                                                             23                406
     4.000% (A)                                                                                          8                 60
   MetLife
     4.000% (A)                                                                                         15                133
   Morgan Stanley Group
     5.453% (A)                                                                                          6                 76
   National Bank of Greece
     9.000%                                                                                             17                374
   National City
     9.875% (A)                                                                                         10                210
   PartnerRe
     6.750%                                                                                             33                551
     6.500%                                                                                             13                211
   Principal Financial Group
     6.518% (A)                                                                                          3                 36
   Prudential PLC
     6.750%                                                                                             35                403
     6.500%                                                                                              8                 91
   RenaissanceRe Holdings
     6.600%                                                                                             15                203
     6.080%                                                                                             34                426

                                                                                         Shares/Face Amount     Market Value
Description                                                                                 ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------------   ------------------     -------------
   Royal Bank of Scotland Group PLC
     7.250%                                                                                             17      $         173
     6.750%                                                                                             19                181
     6.600%                                                                                             60                562
     6.400%                                                                                             28                269
     6.250%                                                                                             13                114
     6.125%                                                                                              3                 26
     5.750%                                                                                             29                264
   Santander Finance Preferred
     Unipersonal
     6.800%                                                                                              8                130
     6.500%                                                                                             66                982
     4.000% (A)                                                                                          6                 54
   SunTrust Banks
     4.000%  (A)                                                                                         9                 99
   US Bancorp
     7.875%                                                                                             28                691
     5.353% (A)                                                                                         18                253
                                                                                                                  -----------
                                                                                                                       17,903
                                                                                                                  -----------
INDUSTRIALS -- 1.2%
   CoBank ACB
     11.000%                                                                                            20              1,045
                                                                                                                  -----------
UTILITIES -- 3.9%
   Alabama Power
     6.450%                                                                                             38                764
   Georgia Power
     6.500%                                                                                             13              1,095
   Gulf Power
     6.450%                                                                                              3                296
   Interstate Power & Light
     8.375%                                                                                              1                 31
     7.100%                                                                                              6                132
   PPL Electric Utilities
     6.250%                                                                                             15                302
   South Carolina Electric & Gas
     6.520%                                                                                             10                930
                                                                                                                  -----------
                                                                                                                        3,550
                                                                                                                  -----------

Total Preferred Stock
   (Cost $29,032) ($ Thousands)                                                                                        23,117
                                                                                                                  -----------

CORPORATE BONDS -- 8.8%

FINANCIALS -- 8.8%
   ANZ Capital Trust II
     5.360%, 12/29/49                                                                           $      500                306
   AXA(A)
     6.463%, 12/14/18                                                                                1,000                446
   Bank of America(A)
     8.000%, 01/30/09                                                                                1,000                695

            SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
November 30, 2008

                                                                                            Face Amount         Market Value
Description                                                                           ($ Thousands)/Shares      ($ Thousands)
------------------------------------------------------------------------------------  --------------------      -------------
   BBVA International Preferred
   Unipersonal(A)
     5.919%, 04/18/09                                                                 $              1,000       $        498
   BNP Paribas(A)
     7.195%, 06/29/49                                                                                  600                360
   Commonwealth Bank of
   Australia(A)
     6.024%, 03/15/09                                                                                  500                290
   Credit Agricole(A)
     6.637%, 05/31/09                                                                                1,500                761
   JPMorgan Chase(A)
     7.900%, 04/23/09                                                                                1,310              1,026
   Lloyds TSB Group PLC(A)
     6.267%, 05/14/09                                                                                  500                195
   PNC Financial Services Group(A)
     8.250%, 05/21/09                                                                                1,000                901
   QBE Capital Funding II(A)
     6.797%, 06/01/09                                                                                2,000              1,400
   Societe Generale(A)
     5.922%, 04/05/09                                                                                  200                114
   Standard Chartered PLC(A)
     7.014%, 01/30/09                                                                                1,000                609
   Westpac Capital Trust IV(A)
     5.256%, 03/31/09                                                                                  700                416
                                                                                                                 ------------
Total Corporate Bonds
   (Cost $10,111) ($ Thousands)                                                                                         8,017
                                                                                                                 ------------

COMMERCIAL PAPER -- 1.0%
   Bank of America, 2.550%                                                                             900                897
                                                                                                                 ------------

Total Commercial Paper
   (Cost $894) ($ Thousands)                                                                                              897
                                                                                                                 ------------

CASH EQUIVALENT -- 7.2%
   SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 1.070% (C)                           6,560,248              6,560
                                                                                                                 ------------

Total Cash Equivalent
   (Cost $6,560) ($ Thousands)                                                                                          6,560
                                                                                                                 ------------
Total Investments -- 98.8%
   (Cost $111,655) ($ Thousands)+                                                                                $     90,019
                                                                                                                 ============

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows:

                                     INTEREST RATE SWAP
-----------------------------------------------------------------------------------------------
                                                                                 NET UNREALIZED
                                                               NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY    FUND PAYS   FUND RECEIVES   TERMINATION DATE    (THOUSANDS)       ($THOUSANDS)
-------------   ---------   -------------   ----------------   ---------------   --------------
Merrill Lynch     5.00%     3 Month LIBOR        12/17/23           1,550        $         (330)
                                                                                 ==============

Percentages are based on Net Assets of $91,135 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B)   Convertible security.
(C) Investment in Affiliated Security. Rate shown is the 7-day effective yield as of November 30, 2008

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Association

PLC -- Public Limited Company

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

+     At November 30, 2008, the tax basis cost of the Fund's investments was
$111,669 ($ Thousands), and the unrealized appreciation and depreciation were $1,385 ($ Thousands) and $(23,035) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

           SEI Tax Exempt Trust / Quarterly Report / November 30, 2008

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after August 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the period ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value
($ Thousands):

Investments in Securities                   Level 1      Level 2     Level 3      Total
----------------------------------------   ---------   -----------   -------   -----------
Tax Free Fund                              $      --   $ 1,119,219   $    --   $ 1,119,219
Institutional Tax Free Fund                       --     1,397,686        --     1,397,686
Massachusetts Tax Free Money Market Fund          --       154,829        --       154,829
Intermediate-Term Municipal Fund               3,782       853,049        --       856,831
Short Duration Municipal Bond Fund                12       342,119        --       342,131
Pennsylvania Municipal Bond Fund                 360        85,784        --        86,144
Massachusetts Municipal Bond Fund                514        38,809        --        39,323
New Jersey Municipal Bond Fund                 1,132        92,476        --        93,608
New York Municipal Bond Fund                     931       110,481        --       111,412
California Municipal Bond Fund                 3,058       173,061        --       176,119
Tax-Advantaged Income Fund                    29,677        60,342        --        90,019

Other Financial Instruments**               Level 1      Level 2     Level 3      Total
----------------------------------------   ---------   -----------   -------   -----------
Tax-Advantaged Income Fund                 $      --   $      (330)  $    --   $      (330)

**    Other financial instruments is an interest rate swap not reflective in the
Schedule of Investments, which is valued at the unrealized appreciated/ depreciated value of the instrument.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date January 27, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date January 27, 2009


By (Signature and Title)                     /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date January 27, 2009